Nationwide® VLI Separate Account-4 December 31, 2005

2005

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

VLOB – 0161–12/05

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue) 554,957 shares (cost $6,483,863)	$6,864,813

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 50,099 shares (cost $1,104,781)	1,236,441

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 577,975 shares (cost $8,451,763)	9,299,612

AIM VIF – International Growth Fund – Series I Shares (AIMIntGr) 672,439 shares (cost $14,010,012)	15,580,413

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 696,586 shares (cost $16,099,094)	17,331,068

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA) 204,259 shares (cost $3,174,032)	3,484,666

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 3,669,935 shares (cost $22,301,269)	27,561,213

American Century VP – International Fund – Class I (ACVPInt) 5,422,014 shares (cost $34,547,572)	44,623,178

American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal) 55,328 shares (cost $655,345)	647,333

American Century VP – Ultra® Fund – Class I (ACVPUltra) 661,466 shares (cost $6,344,920)	6,866,012

American Century VP – Value Fund – Class I (ACVPVal) 9,088,391 shares (cost $66,463,900)	74,524,804

American Century VP – VistaSM Fund – Class I (ACVPVista) 6,544 shares (cost $91,368)	94,816

American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro) 579,515 shares (cost $6,070,683)	5,945,821

American Century VP III – International Fund – Class III (ACVPInt3) 519,349 shares (cost $3,819,038)	4,274,241

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset) 472,318 shares (cost $12,750,607)	13,206,006

Calvert VS – Social Equity Portfolio (CVSSoEq) 2,058 shares (cost $34,984)	36,422

Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen) 62,577 shares (cost $584,780)	810,369

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 158,096 shares (cost $1,282,032)	1,849,722

Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV) 125,858 shares (cost $1,577,487)	1,809,835

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS) 39,582 shares (cost $698,892)	757,987

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 1,182,586 shares (cost $18,439,176)	19,713,716

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 12,036,536 shares (cost $327,499,980)	$383,002,590

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 585,691 shares (cost $14,023,084)	15,274,830

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 850,048 shares (cost $27,506,458)	31,545,267

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 20,192 shares (cost $797,237)	887,654

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 1,725,660 shares (cost $26,409,493)	30,181,802

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 14,729 shares (cost $285,849)	314,898

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp) 58,752 shares (cost $332,215)	345,464

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 8,381,193 shares (cost $96,261,923)	94,707,486

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 3,781,522 shares (cost $79,634,447)	96,012,851

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 2,969,387 shares (cost $86,543,422)	99,652,613

Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS) 3,851,069 shares (cost $25,554,922)	23,645,563

Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS) 2,310,583 shares (cost $36,998,049)	47,413,154

Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR) 353,149 shares (cost $6,280,456)	7,239,564

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 5,365,034 shares (cost $120,730,702)	165,940,508

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 585,886 shares (cost $7,472,074)	7,429,039

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 906,217 shares (cost $12,726,998)	15,704,746

Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS) 612,949 shares (cost $17,939,926)	21,422,582

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 516,081 shares (cost $6,807,139)	7,209,651

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2) 174,219 shares (cost $3,236,677)	3,290,997

Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010) 15,290 shares (cost $160,066)	164,676

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020) 52,929 shares (cost $567,189)	585,923

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030) 23,552 shares (cost $256,802)	265,430

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv) 658,779 shares (cost $11,223,093)	11,930,491

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal) 422,994 shares (cost $6,495,945)	7,199,357

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec) 251,562 shares (cost $3,432,952)	3,984,750

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCpValS) 142,396 shares (cost $2,315,944)	$2,390,833

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 852,091 shares (cost $12,017,259)	13,309,666

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3) 37,154 shares (cost $522,604)	526,839

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3 (TmDevMktS3) 187,116 shares (cost $1,853,875)	2,039,561

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 172,210 shares (cost $2,520,768)	2,686,474

Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal) 199,021 shares (cost $3,054,269)	3,305,745

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 4,427,382 shares (cost $63,388,702)	76,859,355

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 1,320,181 shares (cost $14,581,594)	17,267,968

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 2,985,754 shares (cost $24,096,849)	23,199,310

Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1) 262,806 shares (cost $3,310,802)	3,327,122

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 410,693 shares (cost $4,336,222)	4,246,569

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 1,339,779 shares (cost $4,817,036)	5,158,149

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 224,793 shares (cost $2,534,379)	2,279,406

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 11,582,678 shares (cost $139,278,031)	133,664,102

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 1,453,104 shares (cost $13,454,587)	16,638,043

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 386,945 shares (cost $3,030,738)	3,563,768

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal) 1,936,018 shares (cost $17,265,314)	19,418,262

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 600,776 shares (cost $14,398,462)	16,311,081

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 119,439,031 shares (cost $119,439,031)	119,439,031

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 39,741,555 shares (cost $406,236,165)	470,937,423

Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead) 67,038 shares (cost $918,582)	864,122

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 1,635,572 shares (cost $22,350,427)	26,005,599

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 7,479,906 shares (cost $76,700,528)	86,243,311

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 4,737,899 shares (cost $96,535,221)	107,929,332

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 628,387 shares (cost $6,955,045)	6,780,299

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 2,001,185 shares (cost $19,767,450)	$19,551,582

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 968,785 shares (cost $10,157,930)	11,170,089

Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead) 386,185 shares (cost $4,147,296)	4,919,996

Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3) 278,237 shares (cost $4,277,919)	4,607,601

Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3) 471,601 shares (cost $5,911,433)	6,168,545

Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3) 583,238 shares (cost $4,619,906)	4,525,929

Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3) 133,005 shares (cost $1,473,756)	1,377,928

Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3) 282,961 shares (cost $1,070,055)	1,097,887

Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5) 196,203,992 shares (cost $196,203,992)	196,203,992

Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg) 1,542,139 shares (cost $16,900,320)	18,459,399

Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon) 938,320 shares (cost $9,766,827)	9,636,547

Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod) 4,088,644 shares (cost $43,480,541)	46,610,537

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg) 4,423,325 shares (cost $47,980,282)	52,372,171

Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon) 1,898,303 shares (cost $20,107,233)	20,710,491

Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap) 3,524,874 shares (cost $54,480,036)	54,741,289

Janus AS – Balanced Portfolio – Service Shares (JanBal) 312,202 shares (cost $7,674,943)	8,310,828

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 1,562,909 shares (cost $32,138,830)	42,901,864

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 3,566,733 shares (cost $10,851,906)	14,124,262

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 1,232,709 shares (cost $27,705,779)	43,354,381

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap) 40,930 shares (cost $554,347)	509,992

JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr) 173,375 shares (cost $3,096,261)	3,403,342

JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV) 55,209 shares (cost $833,267)	877,826

Lord Abbett Series Mid Cap Value Fund – VC (LASMdCpVaVC) 11,119 shares (cost $238,736)	234,502

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 389,444 shares (cost $3,537,593)	3,855,499

MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn) 143,398 shares (cost $1,662,602)	1,795,342

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II (FAMIntIndx) 975 shares (cost $10,655)	$11,040

Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2) 63,848 shares (cost $2,020,555)	2,023,344

Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt) 54,269 shares (cost $600,868)	633,861

Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg) 16,264 shares (cost $261,897)	269,327

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 834,792 shares (cost $10,762,425)	14,608,854

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat) 611,829 shares (cost $7,892,176)	7,733,516

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 1,880,484 shares (cost $26,722,172)	38,136,206

Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart) 1,095,819 shares (cost $18,983,408)	23,461,484

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes) 104,768 shares (cost $1,432,519)	1,562,084

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc) 118,798 shares (cost $1,599,507)	1,682,183

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 1,125,126 shares (cost $42,539,763)	55,569,950

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 3,393,226 shares (cost $109,440,021)	130,707,050

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 2,004,846 shares (cost $49,983,866)	66,921,763

Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc) 449,744 shares (cost $3,727,192)	3,795,836

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 1,849,392 shares (cost $33,068,393)	40,298,258

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap) 155,083 shares (cost $2,287,706)	2,664,325

Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3) 259,930 shares (cost $7,956,420)	8,720,653

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset) 348,306 shares (cost $4,065,218)	4,113,494

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur) 3,901,403 shares (cost $39,945,069)	39,365,154

PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet) 2,505,340 shares (cost $32,346,793)	31,792,765

PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet) 8,759,348 shares (cost $91,552,415)	89,695,723

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield) 1,021,807 shares (cost $11,536,658)	11,117,263

Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc) 43,640 shares (cost $1,036,403)	1,149,922

Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq) 141,888 shares (cost $2,008,286)	2,307,105

Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII) 12,584 shares (cost $328,743)	359,275

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap) 3,094,475 shares (cost $35,527,673)	$38,897,554

T. Rowe Price – New America Growth Portfolio (TRowNewAmG) 707,764 shares (cost $13,735,555)	14,381,757

T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII) 39,190 shares (cost $364,642)	373,876

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 3,175,637 shares (cost $68,139,439)	69,101,863

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 41,204 shares (cost $202,681)	201,489

T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2) 1,110,050 shares (cost $24,934,683)	28,106,472

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 691,258 shares (cost $10,197,906)	13,762,947

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 608,064 shares (cost $12,121,994)	16,867,692

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI) 121,643 shares (cost $1,404,005)	1,402,542

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,470,368 shares (cost $12,613,588)	13,292,130

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 375,030 shares (cost $3,901,396)	4,567,861

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 3,051,366 shares (cost $50,972,216)	70,425,537

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 1,241,120 shares (cost $23,285,770)	30,059,924

Total Investments	3,947,925,644

Accounts Receivable	36,415

Total Assets	3,947,962,059

Accounts Payable	63,055

Contract Owners Equity (note 7)	$3,947,899,004

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AIMIntGr	AlVPGrIncA	AlVPSmCapVA	ACVPIncGr
Reinvested dividends	$58,387,030	5,974	760	–	91,558	225,114	23,434	532,588
Mortality and expense risk charges (note 3)	(5,204,096)	(8,920)	(518)	(16,945)	(24,078)	(35,506)	(1,631)	(15,093)

Net investment income (loss)	53,182,934	(2,946)	242	(16,945)	67,480	189,608	21,803	517,495

Proceeds from mutual fund shares sold	1,366,890,196	7,087,992	220,335	6,096,352	827,983	6,441,259	704,078	7,026,844
Cost of mutual fund shares sold	(1,250,438,343)	(6,550,281)	(189,068)	(5,568,031)	(708,361)	(5,269,474)	(636,712)	(4,967,815)

Realized gain (loss) on investments	116,451,853	537,711	31,267	528,321	119,622	1,171,785	67,366	2,059,029
Change in unrealized gain (loss) on investments	34,976,679	(107,374)	67,254	442,622	1,425,222	(642,982)	(1,411)	(1,421,747)

Net gain (loss) on investments	151,428,532	430,337	98,521	970,943	1,544,844	528,803	65,955	637,282

Reinvested capital gains	61,380,612	76,238	–	–	–	–	141,546	–

Net increase (decrease) in contract owners’ equity resulting from operations	$265,992,078	503,629	98,763	953,998	1,612,324	718,411	229,304	1,154,777

Investment activity:	ACVPInt	ACVPMidCpVal	ACVPUltra	ACVPVal	ACVPVista	ACVPInflaPro	ACVPInt3	BCFTCpAsset
Reinvested dividends	$586,612	5,238	–	578,446	–	280,594	–	–
Mortality and expense risk charges (note 3)	(58,144)	(13)	(11,798)	(60,659)	(33)	(1,198)	(585)	(34,154)

Net investment income (loss)	528,468	5,225	(11,798)	517,787	(33)	279,396	(585)	(34,154)

Proceeds from mutual fund shares sold	20,542,724	108,533	1,779,678	10,281,963	27,329	2,957,574	97,951	9,376,630
Cost of mutual fund shares sold	(15,387,273)	(108,528)	(1,584,385)	(7,584,571)	(24,851)	(2,962,150)	(91,604)	(7,711,733)

Realized gain (loss) on investments	5,155,451	5	195,293	2,697,392	2,478	(4,576)	6,347	1,664,897
Change in unrealized gain (loss) on investments	(425,258)	(8,011)	(34,075)	(6,420,369)	3,449	(187,807)	455,203	(1,287,251)

Net gain (loss) on investments	4,730,193	(8,006)	161,218	(3,722,977)	5,927	(192,383)	461,550	377,646

Reinvested capital gains	–	14,612	–	6,692,806	–	3,210	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,258,661	11,831	149,420	3,487,616	5,894	90,223	460,965	343,492

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	CVSSoEq	CSGPVen	CSIntFoc	CSLCapV	DryMidCapStS	DrySmCapIxS	DryStkIx	DrySRGro
Reinvested dividends	$20	–	15,008	13,330	214	–	5,995,920	–
Mortality and expense risk charges (note 3)	(52)	(346)	(224)	(207)	(2,384)	(25,790)	(515,197)	(2,904)

Net investment income (loss)	(32)	(346)	14,784	13,123	(2,170)	(25,790)	5,480,723	(2,904)

Proceeds from mutual fund shares sold	96,440	388,233	399,765	813,514	2,634,515	13,195,170	62,858,790	2,774,216
Cost of mutual fund shares sold	(91,233)	(267,902)	(318,965)	(734,396)	(2,557,190)	(11,736,892)	(60,629,540)	(3,219,960)

Realized gain (loss) on investments	5,207	120,331	80,800	79,118	77,325	1,458,278	2,229,250	(445,744)
Change in unrealized gain (loss) on investments	(6,255)	(5,473)	179,361	52,097	(46,328)	(665,187)	9,063,983	966,426

Net gain (loss) on investments	(1,048)	114,858	260,161	131,215	30,997	793,091	11,293,233	520,682

Reinvested capital gains	–	–	–	–	2,846	37,946	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,080)	114,512	274,945	144,338	31,673	805,247	16,773,956	517,778

Investment activity:	DryVIFApp	DryVIFDevLd	DryVIFIntVal	FedAmLead	FedCapAp	FedQualBd	FidVIPEIS	FidVIPGrS
Reinvested dividends	$5,250	–	–	4,708	3,826	3,341,664	1,487,636	423,678
Mortality and expense risk charges (note 3)	(36,731)	(344)	(72,554)	(131)	(130)	(155,811)	(117,797)	(107,923)

Net investment income (loss)	(31,481)	(344)	(72,554)	4,577	3,696	3,185,853	1,369,839	315,755

Proceeds from mutual fund shares sold	8,257,276	215,793	18,835,179	85,216	93,969	22,677,236	22,580,234	30,389,425
Cost of mutual fund shares sold	(7,637,666)	(198,807)	(16,077,522)	(69,248)	(84,126)	(21,418,667)	(20,461,797)	(33,055,883)

Realized gain (loss) on investments	619,610	16,986	2,757,657	15,968	9,843	1,258,569	2,118,437	(2,666,458)
Change in unrealized gain (loss) on investments	723,885	28,507	(437,900)	(6,278)	(6,170)	(3,953,905)	(1,838,486)	7,486,842

Net gain (loss) on investments	1,343,495	45,493	2,319,757	9,690	3,673	(2,695,336)	279,951	4,820,384

Reinvested capital gains	–	–	474,426	–	–	573,294	3,438,952	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,312,014	45,149	2,721,629	14,267	7,369	1,063,811	5,088,742	5,136,139

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPHIS	FidVIPOvS	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS
Reinvested dividends	$3,640,966	244,916	–	261,894	154,156	127,396	–	–
Mortality and expense risk charges (note 3)	(18,416)	(64,330)	(711)	(169,353)	(3,614)	(7,976)	(8,369)	(3,084)

Net investment income (loss)	3,622,550	180,586	(711)	92,541	150,542	119,420	(8,369)	(3,084)

Proceeds from mutual fund shares sold	16,389,530	12,443,522	186,522	15,678,004	825,957	3,271,301	1,086,403	4,602,887
Cost of mutual fund shares sold	(14,526,794)	(9,581,732)	(158,805)	(11,541,488)	(848,991)	(3,184,445)	(836,702)	(4,487,199)

Realized gain (loss) on investments	1,862,736	2,861,790	27,717	4,136,516	(23,034)	86,856	249,701	115,688
Change in unrealized gain (loss) on investments	(4,923,157)	4,281,500	959,109	18,430,598	(108,323)	1,056,050	2,420,458	(133,755)

Net gain (loss) on investments	(3,060,421)	7,143,290	986,826	22,567,114	(131,357)	1,142,906	2,670,159	(18,067)

Reinvested capital gains	–	220,424	–	23,808	94,116	–	151,660	181,130

Net increase (decrease) in contract owners’ equity resulting from operations	$562,129	7,544,300	986,115	22,683,463	113,301	1,262,326	2,813,450	159,979

Investment activity:	FidVIPCon2	FidFF2010	FidFF2020	FidFF2030	FrVIPRisDiv	FTVIPSmCpVal	FrVIPForSec	FrVIPSmCpValS
Reinvested dividends	$11,094	716	3,124	1,406	111,390	52,340	67,904	–
Mortality and expense risk charges (note 3)	(58)	(1)	(12)	(12)	(5,020)	(1,715)	(2,399)	(3,748)

Net investment income (loss)	11,036	715	3,112	1,394	106,370	50,625	65,505	(3,748)

Proceeds from mutual fund shares sold	761,978	94,658	3,922	65,757	3,117,261	1,345,311	2,118,146	860,627
Cost of mutual fund shares sold	(654,531)	(93,278)	(3,716)	(64,008)	(2,854,823)	(1,032,978)	(1,786,970)	(819,725)

Realized gain (loss) on investments	107,447	1,380	206	1,749	262,438	312,333	331,176	40,902
Change in unrealized gain (loss) on investments	54,320	4,610	18,735	8,629	56,160	164,953	5,302	74,889

Net gain (loss) on investments	161,767	5,990	18,941	10,378	318,598	477,286	336,478	115,791

Reinvested capital gains	145,810	–	–	–	66,316	36,068	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$318,613	6,705	22,053	11,772	491,284	563,979	401,983	112,043

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FrVIPForSec2	FrVIPGISec3	TmDevMktS3	FrVIPForSec3	GVITDryIntVal	GVITDMidCapI	GVITEmMrkts	GVITFHiInc
Reinvested dividends	$120,398	5,934	510	6,906	56,400	728,594	81,932	2,144,482
Mortality and expense risk charges (note 3)	(33,376)	(33)	(53)	(509)	(1,399)	(104,864)	(19,292)	(35,329)

Net investment income (loss)	87,022	5,901	457	6,397	55,001	623,730	62,640	2,109,153

Proceeds from mutual fund shares sold	8,239,858	92,015	81,303	1,039,997	3,904,990	14,373,075	4,712,190	25,331,560
Cost of mutual fund shares sold	(6,705,095)	(98,259)	(73,334)	(984,428)	(3,522,942)	(11,861,685)	(4,450,001)	(25,009,001)

Realized gain (loss) on investments	1,534,763	(6,244)	7,969	55,569	382,048	2,511,390	262,189	322,559
Change in unrealized gain (loss) on investments	(600,489)	4,235	185,687	165,707	(201,407)	545,209	2,255,101	(2,006,710)

Net gain (loss) on investments	934,274	(2,009)	193,656	221,276	180,641	3,056,599	2,517,290	(1,684,151)

Reinvested capital gains	–	–	–	–	164,802	4,400,544	1,416,338	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,021,296	3,892	194,113	227,673	400,444	8,080,873	3,996,268	425,002

Investment activity:	GVITGlFin1	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd	GVITGrowth	GVITIntGro	GVITJPBal
Reinvested dividends	$47,016	–	–	61,684	4,991,222	12,768	27,060	395,310
Mortality and expense risk charges (note 3)	(2,010)	(4,508)	(6,698)	(1,386)	(231,785)	(2,307)	(2,005)	(14,307)

Net investment income (loss)	45,006	(4,508)	(6,698)	60,298	4,759,437	10,461	25,055	381,003

Proceeds from mutual fund shares sold	1,348,497	3,870,409	7,117,864	2,403,928	37,019,893	1,285,412	1,773,303	5,027,892
Cost of mutual fund shares sold	(1,260,458)	(3,665,506)	(7,643,018)	(2,150,471)	(39,261,907)	(1,326,131)	(1,504,305)	(4,043,260)

Realized gain (loss) on investments	88,039	204,903	(525,154)	253,457	(2,242,014)	(40,719)	268,998	984,632
Change in unrealized gain (loss) on investments	(184,975)	(259,358)	56,940	(476,164)	1,197,817	1,040,630	343,491	(887,239)

Net gain (loss) on investments	(96,936)	(54,455)	(468,214)	(222,707)	(1,044,197)	999,911	612,489	97,393

Reinvested capital gains	289,878	503,492	–	343,590	236,680	–	7,948	–

Net increase (decrease) in contract owners’ equity resulting from operations	$237,948	444,529	(474,912)	181,181	3,951,920	1,010,372	645,492	478,396

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro
Reinvested dividends	$–	3,248,080	2,938,050	10,602	–	57,470	–	–
Mortality and expense risk charges (note 3)	(7,156)	(53,326)	(244,428)	(586)	(26,072)	(109,171)	(170,116)	(3,737)

Net investment income (loss)	(7,156)	3,194,754	2,693,622	10,016	(26,072)	(51,701)	(170,116)	(3,737)

Proceeds from mutual fund shares sold	15,705,744	65,669,864	6,387,103	911,090	10,074,467	19,590,655	19,369,660	2,050,225
Cost of mutual fund shares sold	(11,810,085)	(65,669,864)	(5,735,782)	(832,432)	(8,419,034)	(16,579,989)	(15,632,073)	(1,952,550)

Realized gain (loss) on investments	3,895,659	–	651,321	78,658	1,655,433	3,010,666	3,737,587	97,675
Change in unrealized gain (loss) on investments	(3,047,260)	–	22,877,449	(134,132)	(103,778)	(10,694,552)	(4,647,318)	(551,367)

Net gain (loss) on investments	848,399	–	23,528,770	(55,474)	1,551,655	(7,683,886)	(909,731)	(453,692)

Reinvested capital gains	–	–	–	131,530	–	9,974,530	12,618,912	967,114

Net increase (decrease) in contract owners’ equity resulting from operations	$841,243	3,194,754	26,222,392	86,072	1,525,583	2,238,943	11,539,065	509,685

Investment activity:	GVITVKMultiSec	GVITCVal	GVITWLead	GVITDryIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3	GVITGlTech3
Reinvested dividends	$733,440	164,180	50,988	28,286	5,436	183,486	–	–
Mortality and expense risk charges (note 3)	(28,789)	(7,670)	(1,358)	(658)	(392)	(324)	(107)	(86)

Net investment income (loss)	704,651	156,510	49,630	27,628	5,044	183,162	(107)	(86)

Proceeds from mutual fund shares sold	5,723,890	3,969,475	3,641,874	647,580	940,082	281,994	48,244	210,144
Cost of mutual fund shares sold	(5,668,655)	(2,664,191)	(2,455,044)	(634,586)	(857,204)	(280,658)	(45,967)	(188,595)

Realized gain (loss) on investments	55,235	1,305,284	1,186,830	12,994	82,878	1,336	2,277	21,549
Change in unrealized gain (loss) on investments	(490,913)	(1,324,762)	(451,565)	329,682	257,113	(93,976)	(95,828)	27,832

Net gain (loss) on investments	(435,678)	(19,478)	735,265	342,676	339,991	(92,640)	(93,551)	49,381

Reinvested capital gains	105,992	280,896	–	44,172	436,362	–	125,938	–

Net increase (decrease) in contract owners’ equity resulting from operations	$374,965	417,928	784,895	414,476	781,397	90,522	32,280	49,295

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITMyMkt5	GVITIDAgg	GVITIDCon	GVITIDMod	GVITIDModAgg	GVITIDModCon	GSVITMidCap	JanBal
Reinvested dividends	$9,224,342	301,036	245,220	939,974	978,812	438,788	284,938	173,542
Mortality and expense risk charges (note 3)	(715,636)	(11,846)	(10,299)	(42,446)	(39,823)	(22,243)	(130,590)	(20,888)

Net investment income (loss)	8,508,706	289,190	234,921	897,528	938,989	416,545	154,348	152,654

Proceeds from mutual fund shares sold	405,995,218	2,376,152	9,176,833	3,466,062	4,494,636	2,659,996	24,170,547	3,706,391
Cost of mutual fund shares sold	(405,995,218)	(1,760,800)	(8,957,278)	(2,721,165)	(3,240,378)	(2,306,008)	(20,345,736)	(3,246,405)

Realized gain (loss) on investments	–	615,352	219,555	744,897	1,254,258	353,988	3,824,811	459,986
Change in unrealized gain (loss) on investments	–	12,811	(329,049)	(103,063)	122,125	(382,105)	(2,832,569)	26,626

Net gain (loss) on investments	–	628,163	(109,494)	641,834	1,376,383	(28,117)	992,242	486,612

Reinvested capital gains	–	327,252	199,790	708,206	999,754	319,252	4,779,360	–

Net increase (decrease) in contract owners’ equity resulting from operations	$8,508,706	1,244,605	325,217	2,247,568	3,315,126	707,680	5,925,950	639,266

Investment activity:	JanCapAp	JanGlTech	JanIntGro	JanRMgLgCap	OGMidCapGr	OGMidCapV	LASMdCpVaVC	MFSVITInvGrwI
Reinvested dividends	$3,530	–	408,986	5,900	–	5,748	1,002	10,900
Mortality and expense risk charges (note 3)	(38,457)	(3,541)	(37,490)	(137)	(8,296)	(2,352)	(278)	(915)

Net investment income (loss)	(34,927)	(3,541)	371,496	5,763	(8,296)	3,396	724	9,985

Proceeds from mutual fund shares sold	10,657,669	3,500,307	14,975,408	138,753	2,371,308	992,352	34,989	663,399
Cost of mutual fund shares sold	(7,644,662)	(3,977,244)	(9,611,804)	(131,757)	(2,027,364)	(902,648)	(34,258)	(614,705)

Realized gain (loss) on investments	3,013,007	(476,937)	5,363,604	6,996	343,944	89,704	731	48,694
Change in unrealized gain (loss) on investments	1,708,676	1,867,653	5,238,898	(49,154)	(31,068)	(70,259)	(4,233)	121,870

Net gain (loss) on investments	4,721,683	1,390,716	10,602,502	(42,158)	312,876	19,445	(3,502)	170,564

Reinvested capital gains	–	–	–	83,508	–	66,486	13,692	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,686,756	1,387,175	10,973,998	47,113	304,580	89,327	10,914	180,549

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	MFSVITValIn	FAMIntIndx	MLVIFLCCore2	NBAMTInt	NBAMTReg	NBAMTGuard	NBAMTLMat	NBAMTMCGr
Reinvested dividends	$10,782	142	11,218	690	–	20,904	217,462	–
Mortality and expense risk charges (note 3)	(804)	(4)	(2,492)	(26)	(162)	(12,008)	(2,941)	(24,851)

Net investment income (loss)	9,978	138	8,726	664	(162)	8,896	214,521	(24,851)

Proceeds from mutual fund shares sold	197,008	578	151,942	55,708	61,315	3,258,960	2,213,996	12,716,664
Cost of mutual fund shares sold	(157,727)	(549)	(148,467)	(53,161)	(58,614)	(2,187,287)	(2,277,987)	(8,751,640)

Realized gain (loss) on investments	39,281	29	3,475	2,547	2,701	1,071,673	(63,991)	3,965,024
Change in unrealized gain (loss) on investments	21,116	385	2,790	32,993	7,430	29,510	(61,052)	549,775

Net gain (loss) on investments	60,397	414	6,265	35,540	10,131	1,101,183	(125,043)	4,514,799

Reinvested capital gains	32,118	26	82,926	3,050	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$102,493	578	97,917	39,254	9,969	1,110,079	89,478	4,489,948

Investment activity:	NBAMTPart	NBAMTSocRes	NBAMTFasc	OppAggGro	OppCapAp	OppGlSec	OppHighInc	OppMSFund
Reinvested dividends	$197,880	–	–	–	1,182,610	610,332	189,564	553,578
Mortality and expense risk charges (note 3)	(16,136)	(271)	(3,239)	(58,472)	(224,548)	(99,361)	(1,521)	(24,228)

Net investment income (loss)	181,744	(271)	(3,239)	(58,472)	958,062	510,971	188,043	529,350

Proceeds from mutual fund shares sold	8,484,168	204,038	2,591,995	24,809,350	42,191,264	15,182,889	7,371,168	9,735,981
Cost of mutual fund shares sold	(5,260,529)	(169,453)	(2,456,077)	(16,460,694)	(41,612,988)	(9,860,685)	(7,422,099)	(8,030,175)

Realized gain (loss) on investments	3,223,639	34,585	135,918	8,348,656	578,276	5,322,204	(50,931)	1,705,806
Change in unrealized gain (loss) on investments	(223,832)	59,578	(93,155)	(2,182,218)	4,398,023	2,527,482	(47,298)	9,374

Net gain (loss) on investments	2,999,807	94,163	42,763	6,166,438	4,976,299	7,849,686	(98,229)	1,715,180

Reinvested capital gains	4,592	3,326	7,692	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,186,143	97,218	47,216	6,107,966	5,934,361	8,360,657	89,814	2,244,530

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppMSSmCap	OppGlSec3	PVITAllAsset	PIMLowDur	PIMRealRet	PIMTotRet	PVCTHiYield	PVTGroInc
Reinvested dividends	$–	–	158,924	1,087,736	754,128	2,685,792	524,618	16,088
Mortality and expense risk charges (note 3)	(1,163)	(1,266)	(9,510)	(97,470)	(72,096)	(216,630)	(24,932)	(594)

Net investment income (loss)	(1,163)	(1,266)	149,414	990,266	682,032	2,469,162	499,686	15,494

Proceeds from mutual fund shares sold	465,251	688,599	145,448	32,405,226	8,187,415	12,100,579	3,152,707	135,120
Cost of mutual fund shares sold	(393,834)	(623,518)	(141,371)	(32,592,161)	(8,037,391)	(12,103,492)	(3,219,041)	(113,205)

Realized gain (loss) on investments	71,417	65,081	4,077	(186,935)	150,024	(2,913)	(66,334)	21,915
Change in unrealized gain (loss) on investments	117,558	764,233	50,480	(595,391)	(739,307)	(2,205,252)	(555,063)	20,998

Net gain (loss) on investments	188,975	829,314	54,557	(782,326)	(589,283)	(2,208,165)	(621,397)	42,913

Reinvested capital gains	53,070	–	12,230	104,450	345,124	1,411,494	327,788	–

Net increase (decrease) in contract owners’ equity resulting from operations	$240,882	828,048	216,201	312,390	437,873	1,672,491	206,077	58,407

Investment activity:	PVTIntEq	PVTVoyII	RCFMicroCap	TRowNewAmG	TRPBluChpGrII	TRowEqInc2	TRLimTrmBnd2	TRowMidCap2
Reinvested dividends	$23,534	2,006	196,526	–	338	828,864	2,024	–
Mortality and expense risk charges (note 3)	(260)	(255)	(100,334)	(22,046)	(20)	(163,645)	–	(69,266)

Net investment income (loss)	23,274	1,751	96,192	(22,046)	318	665,219	2,024	(69,266)

Proceeds from mutual fund shares sold	565,565	221,119	9,879,313	976,846	92,239	15,288,595	2,151	18,781,142
Cost of mutual fund shares sold	(458,611)	(213,517)	(9,212,006)	(964,970)	(88,314)	(12,594,063)	(2,164)	(15,614,570)

Realized gain (loss) on investments	106,954	7,602	667,307	11,876	3,925	2,694,532	(13)	3,166,572
Change in unrealized gain (loss) on investments	97,263	10,546	2,639,776	642,042	9,234	(4,229,484)	(1,192)	(1,508,118)

Net gain (loss) on investments	204,217	18,148	3,307,083	653,918	13,159	(1,534,952)	(1,205)	1,658,454

Reinvested capital gains	–	–	593,782	–	–	3,101,640	–	1,546,394

Net increase (decrease) in contract owners’ equity resulting from operations	$227,491	19,899	3,997,057	631,872	13,477	2,231,907	819	3,135,582

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VEWrldEMkt	VEWrldHAs	VKoreFI	VKEmMkt	VKMidCapG	VKUSRealEst	StOpp2
Reinvested dividends	$83,568	37,848	35,684	782,610	–	749,754	–
Mortality and expense risk charges (note 3)	(5,934)	(11,435)	(1,319)	(13,686)	(2,536)	(83,772)	(39,171)

Net investment income (loss)	77,634	26,413	34,365	768,924	(2,536)	665,982	(39,171)

Proceeds from mutual fund shares sold	8,253,377	6,012,471	47,245	3,284,639	2,624,755	15,463,405	13,941,686
Cost of mutual fund shares sold	(5,203,627)	(3,906,634)	(46,485)	(3,181,027)	(2,012,311)	(9,211,607)	(8,711,536)

Realized gain (loss) on investments	3,049,750	2,105,837	760	103,612	612,444	6,251,798	5,230,150
Change in unrealized gain (loss) on investments	(29,014)	3,024,831	(4,172)	211,347	(107,928)	1,277,163	(3,039,693)

Net gain (loss) on investments	3,020,736	5,130,668	(3,412)	314,959	504,516	7,528,961	2,190,457

Reinvested capital gains	–	–	7,318	166,324	–	1,656,042	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,098,370	5,157,081	38,271	1,250,207	501,980	9,850,985	2,151,286

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$53,182,934	39,950,645	(2,946)	(8,019)	242	(221)	(16,945)	(3,040)
Realized gain (loss) on investments	116,451,853	49,823,079	537,711	189,406	31,267	9,949	528,321	12,548
Change in unrealized gain (loss) on investments	34,976,679	199,826,035	(107,374)	327,981	67,254	38,984	442,622	386,257
Reinvested capital gains	61,380,612	35,288,570	76,238	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	265,992,078	324,888,329	503,629	509,368	98,763	48,712	953,998	395,765

Equity transactions:
Purchase payments received from contract owners (note 6)	715,520,140	696,489,200	1,360,376	951,110	212,666	132,482	1,247,716	434,256
Transfers between funds	–	–	3,869,968	3,429,618	295,260	342,788	8,121,858	2,019,398
Surrenders (note 6)	(534,517,966)	(206,719,770)	(4,766,502)	(169,779)	(29,876)	(12,926)	(4,134,776)	(9,041)
Death benefits (note 4)	(5,693,704)	(6,236,282)	(9,522)	(2,654)	–	–	(5,288)	(188)
Net policy repayments (loans) (note 5)	(20,641,828)	(11,006,812)	(79,638)	(40,254)	(11,600)	(21,560)	(7,148)	(6,360)
Deductions for surrender charges (note 2d)	(8,904,284)	(9,527,283)	(27,640)	(8,152)	(4,456)	(1,442)	(5,342)	(1,592)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(135,001,808)	(138,037,750)	(398,236)	(231,454)	(81,872)	(58,520)	(268,490)	(103,262)
Asset charges (note 3):
FPVUL & VEL contracts	(5,334,262)	(4,687,281)	(14,696)	(6,476)	(3,125)	(2,020)	(8,692)	(3,689)
MSP contracts	(228,393)	(207,054)	(195)	(480)	(17)	(7)	(132)	(78)
SL contracts	(1,248,349)	(1,063,140)	(1,327)	(651)	(334)	(68)	(539)	(337)
Adjustments to maintain reserves	61,021	1,109,971	112	369	17	98	92	197

Net equity transactions	4,010,567	320,113,799	(67,300)	3,921,197	376,663	378,825	4,939,259	2,329,304

Net change in contract owners’ equity	270,002,645	645,002,128	436,329	4,430,565	475,426	427,537	5,893,257	2,725,069
Contract owners’ equity beginning of period	3,677,896,359	3,032,894,231	6,428,741	1,998,176	761,126	333,589	3,406,608	681,539

Contract owners’ equity end of period	$3,947,899,004	3,677,896,359	6,865,070	6,428,741	1,236,552	761,126	9,299,865	3,406,608

CHANGES IN UNITS:
Beginning units	304,571,400	274,276,875	441,082	152,240	57,596	26,916	222,592	51,345

Units purchased	162,253,438	129,461,075	503,212	386,902	38,251	38,679	693,638	203,870
Units redeemed	(164,286,248)	(99,166,550)	(498,922)	(98,060)	(9,871)	(7,999)	(359,392)	(32,623)

Ending units	302,538,590	304,571,400	445,372	441,082	85,976	57,596	556,838	222,592

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMIntGr		AlVPGrIncA		AlVPSmCapVA		ACVPIncGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$67,480	10,956	189,608	87,104	21,803	1,093	517,495	370,592
Realized gain (loss) on investments	119,622	391	1,171,785	438,122	67,366	42,630	2,059,029	703,803
Change in unrealized gain (loss) on investments	1,425,222	145,180	(642,982)	906,896	(1,411)	282,003	(1,421,747)	2,633,065
Reinvested capital gains	–	–	–	–	141,546	23,850	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,612,324	156,527	718,411	1,432,122	229,304	349,576	1,154,777	3,707,460

Equity transactions:
Purchase payments received from contract owners (note 6)	1,596,162	528,884	1,709,656	2,495,128	488,538	547,328	3,346,398	4,417,994
Transfers between funds	8,876,650	2,870,628	2,819,960	3,133,978	35,444	1,848,424	(2,526,656)	(994,534)
Surrenders (note 6)	(5,190)	–	(2,418,228)	(593,390)	(61,736)	(52,180)	(2,944,928)	(2,053,219)
Death benefits (note 4)	–	–	(79,996)	(1,516)	–	–	(40,254)	(37,484)
Net policy repayments (loans) (note 5)	(1,274)	81,270	(31,234)	(15,914)	(41,662)	(17,020)	(214,658)	(105,752)
Deductions for surrender charges (note 2d)	–	–	(7,968)	(8,000)	(5,048)	(2,960)	(108,542)	(105,664)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(132,822)	(2,762)	(419,302)	(445,540)	(129,630)	(81,732)	(1,457,492)	(1,717,476)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(12,386)	(9,515)	(7,401)	(3,744)	(76,840)	(72,566)
MSP contracts	–	–	(165)	(126)	(288)	(196)	(5,473)	(5,078)
SL contracts	–	–	(1,265)	(967)	(4,426)	(1,039)	(13,750)	(14,230)
Adjustments to maintain reserves	33	46	45	324	13	175	40	(2,659)

Net equity transactions	10,333,559	3,478,066	1,559,117	4,554,462	273,804	2,237,056	(4,042,155)	(690,668)

Net change in contract owners’ equity	11,945,883	3,634,593	2,277,528	5,986,584	503,108	2,586,632	(2,887,378)	3,016,792
Contract owners’ equity beginning of period	3,634,593	–	15,053,806	9,067,222	2,981,692	395,060	30,448,786	27,431,994

Contract owners’ equity end of period	$15,580,476	3,634,593	17,331,334	15,053,806	3,484,800	2,981,692	27,561,408	30,448,786

CHANGES IN UNITS:
Beginning units	305,044	–	1,022,336	684,910	181,154	28,635	2,272,060	2,307,747

Units purchased	935,817	305,417	590,374	593,254	34,807	163,274	461,365	628,584
Units redeemed	(128,883)	(373)	(487,684)	(255,828)	(17,931)	(10,755)	(801,711)	(664,271)

Ending units	1,111,978	305,044	1,125,026	1,022,336	198,030	181,154	1,931,714	2,272,060

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInt		ACVPMidCpVal		ACVPUltra		ACVPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$528,468	215,367	5,225	–	(11,798)	(8,604)	517,787	531,603
Realized gain (loss) on investments	5,155,451	5,111,630	5	–	195,293	184,823	2,697,392	2,496,352
Change in unrealized gain (loss) on investments	(425,258)	2,490,588	(8,011)	–	(34,075)	316,934	(6,420,369)	4,817,950
Reinvested capital gains	–	–	14,612	–	–	–	6,692,806	461,102

Net increase (decrease) in contract owners’ equity resulting from operations	5,258,661	7,817,585	11,831	–	149,420	493,153	3,487,616	8,307,007

Equity transactions:
Purchase payments received from contract owners (note 6)	5,271,738	8,108,982	31,964	–	681,334	1,001,330	9,914,772	9,223,466
Transfers between funds	(11,462,744)	(15,969,044)	625,256	–	722,844	793,440	2,547,944	(836,390)
Surrenders (note 6)	(6,422,696)	(5,929,993)	–	–	(517,410)	(76,543)	(5,497,446)	(2,071,577)
Death benefits (note 4)	(119,826)	(63,964)	–	–	(27,894)	(2,474)	(38,326)	(128,332)
Net policy repayments (loans) (note 5)	(357,330)	(210,622)	(8,410)	–	(31,416)	(12,664)	(377,446)	(54,154)
Deductions for surrender charges (note 2d)	(95,250)	(323,613)	(2)	–	(8,196)	(10,489)	(213,186)	(186,385)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,868,954)	(2,277,204)	(12,338)	–	(313,308)	(264,128)	(2,929,280)	(2,989,748)
Asset charges (note 3):
FPVUL & VEL contracts	(76,063)	(76,978)	(959)	–	(8,003)	(7,359)	(159,138)	(139,932)
MSP contracts	(2,615)	(2,916)	–	–	(56)	(35)	(4,268)	(3,812)
SL contracts	(11,828)	(12,137)	(12)	–	(1,095)	(858)	(42,173)	(35,235)
Adjustments to maintain reserves	(278)	1,415,438	49	–	94	12,931	(1,211)	(104,182)

Net equity transactions	(15,145,846)	(15,342,051)	635,548	–	496,894	1,433,151	3,200,242	2,673,719

Net change in contract owners’ equity	(9,887,185)	(7,524,466)	647,379	–	646,314	1,926,304	6,687,858	10,980,726
Contract owners’ equity beginning of period	54,510,524	62,034,990	–	–	6,219,934	4,293,630	67,837,264	56,856,538

Contract owners’ equity end of period	$44,623,339	54,510,524	647,379	–	6,866,248	6,219,934	74,525,122	67,837,264

CHANGES IN UNITS:
Beginning units	5,026,876	6,563,773	–	–	562,336	428,767	3,973,728	3,810,322

Units purchased	1,632,214	1,922,487	59,177	–	373,913	224,124	1,249,834	980,137
Units redeemed	(2,932,130)	(3,459,384)	(1,999)	–	(328,341)	(90,555)	(1,061,188)	(816,731)

Ending units	3,726,960	5,026,876	57,178	–	607,908	562,336	4,162,374	3,973,728

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPVista		ACVPInflaPro		ACVPInt3		BCFTCpAsset
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(33)	–	279,396	93,740	(585)	–	(34,154)	(18,648)
Realized gain (loss) on investments	2,478	–	(4,576)	31,130	6,347	–	1,664,897	506,585
Change in unrealized gain (loss) on investments	3,449	–	(187,807)	46,422	455,203	–	(1,287,251)	1,312,809
Reinvested capital gains	–	–	3,210	1,234	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,894	–	90,223	172,526	460,965	–	343,492	1,800,746

Equity transactions:
Purchase payments received from contract owners (note 6)	4,440	–	839,206	682,774	1,927,016	–	2,101,360	1,557,056
Transfers between funds	86,262	–	1,691,412	3,208,826	2,041,846	–	4,985,406	3,997,490
Surrenders (note 6)	–	–	(201,380)	(34,963)	(63,830)	–	(6,355,608)	(14,209)
Death benefits (note 4)	–	–	(15,492)	(878)	(188)	–	(2,882)	(23,956)
Net policy repayments (loans) (note 5)	–	–	(1,112,108)	(11,494)	58,528	–	(15,062)	–
Deductions for surrender charges (note 2d)	–	–	(22,322)	(1,588)	(3,346)	–	–	(466)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,678)	–	(306,238)	(137,340)	(139,062)	–	(242,616)	(135,050)
Asset charges (note 3):
FPVUL & VEL contracts	(103)	–	(17,180)	(7,076)	(6,536)	–	–	–
MSP contracts	–	–	(334)	(68)	(134)	–	–	–
SL contracts	–	–	(2,370)	(922)	(1,093)	–	–	–
Adjustments to maintain reserves	57	–	151	7,462	180	–	54	122

Net equity transactions	88,978	–	853,345	3,704,733	3,813,381	–	470,652	5,380,987

Net change in contract owners’ equity	94,872	–	943,568	3,877,259	4,274,346	–	814,144	7,181,733
Contract owners’ equity beginning of period	–	–	5,002,492	1,125,233	–	–	12,391,962	5,210,229

Contract owners’ equity end of period	$94,872	–	5,946,060	5,002,492	4,274,346	–	13,206,106	12,391,962

CHANGES IN UNITS:
Beginning units	–	–	457,932	108,990	–	–	785,776	414,222

Units purchased	10,582	–	224,700	367,112	384,151	–	729,676	457,370
Units redeemed	(2,304)	–	(146,700)	(18,170)	(18,001)	–	(702,854)	(85,816)

Ending units	8,278	–	535,932	457,932	366,150	–	812,598	785,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CVSSoEq		CSGPVen		CSIntFoc		CSLCapV
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(32)	(276)	(346)	(660)	14,784	16,212	13,123	20,305
Realized gain (loss) on investments	5,207	2,258	120,331	7,066	80,800	33,403	79,118	350,739
Change in unrealized gain (loss) on investments	(6,255)	5,916	(5,473)	140,405	179,361	195,608	52,097	(3,491)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,080)	7,898	114,512	146,811	274,945	245,223	144,338	367,553

Equity transactions:
Purchase payments received from contract owners (note 6)	14,494	27,982	69,444	96,376	132,944	178,156	191,256	249,440
Transfers between funds	(82,468)	45,380	(20,400)	(64,524)	(42,562)	(57,836)	14,246	(264,596)
Surrenders (note 6)	–	–	(196,296)	(48,252)	(268,566)	(132,454)	(632,242)	(127,174)
Death benefits (note 4)	(122)	(490)	–	–	(4,126)	(9,980)	(3,994)	(424)
Net policy repayments (loans) (note 5)	–	–	(22,918)	(16,190)	1,996	(26,202)	(10,964)	13,278
Deductions for surrender charges (note 2d)	–	–	(4,434)	(2,051)	(6,958)	(6,102)	(8,048)	(3,856)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(220)	(1,300)	(35,482)	(38,704)	(75,276)	(83,684)	(81,400)	(177,942)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	(2,737)	(2,363)	(5,753)	(5,463)	(5,663)	(5,273)
MSP contracts	–	–	(13)	(115)	(467)	(409)	(539)	(489)
SL contracts	–	–	(218)	(212)	(1,336)	(1,006)	(1,195)	(1,021)
Adjustments to maintain reserves	18	16	16	32	3	57	(49)	41,753

Net equity transactions	(68,298)	71,588	(213,038)	(76,003)	(270,101)	(144,923)	(538,592)	(276,304)

Net change in contract owners’ equity	(69,378)	79,486	(98,526)	70,808	4,844	100,300	(394,254)	91,249
Contract owners’ equity beginning of period	105,834	26,348	908,943	838,135	1,844,925	1,744,625	2,204,141	2,112,892

Contract owners’ equity end of period	$36,456	105,834	810,417	908,943	1,849,769	1,844,925	1,809,887	2,204,141

CHANGES IN UNITS:
Beginning units	7,916	2,102	87,902	96,056	165,614	179,779	166,610	177,466

Units purchased	5,197	7,191	7,102	11,934	12,021	17,845	22,281	44,442
Units redeemed	(10,507)	(1,377)	(30,186)	(20,088)	(38,179)	(32,010)	(69,237)	(55,298)

Ending units	2,606	7,916	64,818	87,902	139,456	165,614	119,654	166,610

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryEuroEq		DryMidCapStS		DrySmCapIxS		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	(2,170)	1,826	(25,790)	61,432	5,480,723	5,910,229
Realized gain (loss) on investments	–	–	77,325	45,575	1,458,278	1,111,154	2,229,250	(6,208,026)
Change in unrealized gain (loss) on investments	–	1	(46,328)	89,191	(665,187)	1,150,304	9,063,983	36,690,781
Reinvested capital gains	–	–	2,846	30,048	37,946	451,800	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	1	31,673	166,640	805,247	2,774,690	16,773,956	36,392,984

Equity transactions:
Purchase payments received from contract owners (note 6)	(4)	174	263,970	167,960	2,669,734	1,507,884	51,850,362	50,295,788
Transfers between funds	(40)	(322)	(442,534)	(1,129,850)	(2,940,962)	8,847,686	(4,788,950)	(23,413,482)
Surrenders (note 6)	–	–	(412,780)	(511)	(1,560,060)	(232,500)	(30,480,010)	(19,851,823)
Death benefits (note 4)	–	–	(402)	(700)	(42,562)	(14,604)	(385,986)	(418,016)
Net policy repayments (loans) (note 5)	42	–	–	–	(148,542)	(34,162)	(1,897,464)	(2,814,778)
Deductions for surrender charges (note 2d)	–	–	–	–	(27,048)	(20,068)	(875,598)	(949,964)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	–	142	(19,546)	(36,926)	(596,578)	(539,556)	(13,073,310)	(14,224,384)
Asset charges (note 3):
FPVUL & VEL contracts	–	4	–	–	(23,013)	(16,610)	(505,553)	(483,806)
MSP contracts	–	–	–	–	(135)	(14)	(19,098)	(19,586)
SL contracts	–	–	–	–	(4,694)	(3,158)	(278,004)	(235,161)
Adjustments to maintain reserves	2	1	(22)	1,987	73	266	(880)	23,777

Net equity transactions	–	(1)	(611,314)	(998,040)	(2,673,787)	9,495,164	(454,491)	(12,091,435)

Net change in contract owners’ equity	–	–	(579,641)	(831,400)	(1,868,540)	12,269,854	16,319,465	24,301,549
Contract owners’ equity beginning of period	–	–	1,337,684	2,169,084	21,582,492	9,312,638	366,683,420	342,381,871

Contract owners’ equity end of period	$–	–	758,043	1,337,684	19,713,952	21,582,492	383,002,885	366,683,420

CHANGES IN UNITS:
Beginning units	–	–	89,464	165,465	1,681,072	882,068	31,386,290	32,191,140

Units purchased	5	40	135,958	66,560	810,428	993,416	9,299,094	9,694,670
Units redeemed	(5)	(40)	(178,886)	(142,561)	(1,055,608)	(194,412)	(8,702,890)	(10,499,520)

Ending units	–	–	46,536	89,464	1,435,892	1,681,072	31,982,494	31,386,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DrySRGro		DryVIFApp		DryVIFDevLd		DryVIFIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,904)	59,303	(31,481)	478,649	(344)	1,505	(72,554)	255,602
Realized gain (loss) on investments	(445,744)	(377,284)	619,610	52,675	16,986	11,959	2,757,657	1,975,267
Change in unrealized gain (loss) on investments	966,426	1,291,946	723,885	1,045,381	28,507	51,923	(437,900)	2,535,712
Reinvested capital gains	–	–	–	–	–	–	474,426	477,666

Net increase (decrease) in contract owners’ equity resulting from operations	517,778	973,965	1,312,014	1,576,705	45,149	65,387	2,721,629	5,244,247

Equity transactions:
Purchase payments received from contract owners (note 6)	2,444,830	3,031,894	4,752,850	5,155,184	170,934	261,722	4,143,686	3,476,792
Transfers between funds	(1,127,874)	(552,670)	1,650,370	(1,923,886)	(158,998)	447,264	7,340,800	6,719,770
Surrenders (note 6)	(1,663,566)	(848,938)	(6,431,926)	(2,852,877)	(9,112)	(12,945)	(15,432,158)	(911,332)
Death benefits (note 4)	(80,700)	(51,852)	(78,188)	(54,788)	–	–	(30,600)	(82,820)
Net policy repayments (loans) (note 5)	(260,846)	(236,826)	(133,510)	(189,090)	(5,332)	(1,696)	(4)	–
Deductions for surrender charges (note 2d)	(94,148)	(85,377)	(125,688)	(171,561)	(4,386)	(1,984)	–	(31,901)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,198,256)	(1,390,290)	(1,377,854)	(1,531,036)	(55,464)	(54,734)	(390,206)	(345,852)
Asset charges (note 3):
FPVUL & VEL contracts	(61,643)	(61,239)	(67,353)	(59,428)	(2,882)	(2,293)	–	–
MSP contracts	(2,320)	(2,329)	(1,517)	(1,368)	–	–	–	–
SL contracts	(5,597)	(5,909)	(14,153)	(11,677)	(342)	(186)	–	–
Adjustments to maintain reserves	95	(17,220)	(53)	376	10	1,587	23	336

Net equity transactions	(2,050,025)	(220,756)	(1,827,022)	(1,640,151)	(65,572)	636,735	(4,368,459)	8,824,993

Net change in contract owners’ equity	(1,532,247)	753,209	(515,008)	(63,446)	(20,423)	702,122	(1,646,830)	14,069,240
Contract owners’ equity beginning of period	16,807,207	16,053,998	32,060,449	32,123,895	908,175	206,053	31,828,749	17,759,509

Contract owners’ equity end of period	$15,274,960	16,807,207	31,545,441	32,060,449	887,752	908,175	30,181,919	31,828,749

CHANGES IN UNITS:
Beginning units	1,614,668	1,617,210	2,677,138	2,824,718	63,226	15,972	2,072,622	1,384,079

Units purchased	261,126	420,665	848,585	984,465	11,297	52,967	1,288,366	1,096,389
Units redeemed	(478,776)	(423,207)	(1,051,409)	(1,132,045)	(16,107)	(5,713)	1,600,008	(407,846)

Ending units	1,397,018	1,614,668	2,474,314	2,677,138	58,416	63,226	1,760,980	2,072,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FedAmLead		FedCapAp		FedQualBd		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,577	2,560	3,696	658	3,185,853	3,408,509	1,369,839	1,135,439
Realized gain (loss) on investments	15,968	3,653	9,843	2,338	1,258,569	357,641	2,118,437	731,696
Change in unrealized gain (loss) on investments	(6,278)	18,422	(6,170)	12,662	(3,953,905)	(1,501,593)	(1,838,486)	7,762,067
Reinvested capital gains	–	–	–	–	573,294	784,976	3,438,952	320,432

Net increase (decrease) in contract owners’ equity resulting from operations	14,267	24,635	7,369	15,658	1,063,811	3,049,533	5,088,742	9,949,634

Equity transactions:
Purchase payments received from contract owners (note 6)	58,906	27,860	87,266	74,242	13,737,160	13,140,522	15,756,584	14,140,360
Transfers between funds	(35,976)	128,436	(75,044)	203,034	2,793,926	(345,664)	(7,412,500)	996,764
Surrenders (note 6)	(1,036)	(230)	(5,448)	(97)	(15,016,478)	(1,290,987)	(11,971,226)	(5,572,610)
Death benefits (note 4)	(964)	–	–	–	(169,066)	(51,692)	(255,046)	(155,714)
Net policy repayments (loans) (note 5)	(10,902)	(5,434)	(1,812)	(4,606)	(194,668)	41,896	(744,550)	(240,600)
Deductions for surrender charges (note 2d)	(414)	(540)	(858)	(84)	(110,776)	(85,221)	(361,920)	(245,813)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(18,050)	(16,976)	(28,736)	(24,874)	(2,608,400)	(3,014,238)	(4,347,476)	(4,668,800)
Asset charges (note 3):
FPVUL & VEL contracts	(1,076)	(818)	(1,062)	(734)	(73,832)	(74,083)	(206,659)	(190,810)
MSP contracts	–	–	–	–	(3,399)	(3,479)	(8,604)	(7,785)
SL contracts	(207)	(128)	(340)	(82)	(79,302)	(67,031)	(33,932)	(30,570)
Adjustments to maintain reserves	2	(77)	(9)	752	(1,850)	(54,157)	(12)	17,681

Net equity transactions	(9,717)	132,093	(26,043)	247,551	(1,726,685)	8,195,866	(9,585,341)	4,042,103

Net change in contract owners’ equity	4,550	156,728	(18,674)	263,209	(662,874)	11,245,399	(4,496,599)	13,991,737
Contract owners’ equity beginning of period	310,423	153,695	364,201	100,992	95,370,570	84,125,171	100,509,616	86,517,879

Contract owners’ equity end of period	$314,973	310,423	345,527	364,201	94,707,696	95,370,570	96,013,017	100,509,616

CHANGES IN UNITS:
Beginning units	22,444	12,199	28,136	8,379	6,900,038	6,303,421	7,385,638	7,035,458

Units purchased	4,332	12,175	7,244	22,324	2,511,786	2,476,528	2,743,364	2,168,134
Units redeemed	(5,092)	(1,930)	(9,188)	(2,567)	(2,643,884)	(1,879,911)	(3,417,164)	(1,817,954)

Ending units	21,684	22,444	26,192	28,136	6,767,940	6,900,038	6,711,838	7,385,638

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPHIS		FidVIPOvS		FidVIPOvSR
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$315,755	30,821	3,622,550	2,109,409	180,586	306,414	(711)	–
Realized gain (loss) on investments	(2,666,458)	(6,416,202)	1,862,736	1,028,520	2,861,790	2,951,398	27,717	–
Change in unrealized gain (loss) on investments	7,486,842	9,944,558	(4,923,157)	(787,461)	4,281,500	1,320,701	959,109	–
Reinvested capital gains	–	–	–	–	220,424	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,136,139	3,559,177	562,129	2,350,468	7,544,300	4,578,513	986,115	–

Equity transactions:
Purchase payments received from contract owners (note 6)	15,865,266	16,493,502	2,969,550	2,785,596	5,876,826	6,310,522	2,056,868	–
Transfers between funds	(13,195,054)	(2,755,076)	(9,516,732)	5,531,034	(1,608,848)	6,679,008	4,639,972	–
Surrenders (note 6)	(15,708,500)	(5,758,486)	(4,072,626)	(1,199,507)	(5,320,332)	(3,264,689)	(74,592)	–
Death benefits (note 4)	(271,136)	(172,812)	(66,840)	(88,758)	(29,950)	(97,444)	(9,904)	–
Net policy repayments (loans) (note 5)	(658,242)	(427,150)	(134,236)	26,200	(288,352)	(93,240)	(133,300)	–
Deductions for surrender charges (note 2d)	(491,654)	(489,519)	(41,476)	(86,439)	(95,482)	(81,763)	(6,544)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(5,448,834)	(6,486,112)	(1,018,984)	(1,178,226)	(1,535,702)	(1,546,756)	(207,510)	–
Asset charges (note 3):
FPVUL & VEL contracts	(237,148)	(241,652)	(45,982)	(48,135)	(61,931)	(54,634)	(9,862)	–
MSP contracts	(8,323)	(8,401)	(1,974)	(2,229)	(1,786)	(1,680)	(66)	–
SL contracts	(34,472)	(36,204)	(7,344)	(7,483)	(33,543)	(28,364)	(1,707)	–
Adjustments to maintain reserves	(4,612)	(75,263)	(7)	(57,666)	(102)	372,976	203	–

Net equity transactions	(20,192,709)	42,827	(11,936,651)	5,674,387	(3,099,202)	8,193,936	6,253,558	–

Net change in contract owners’ equity	(15,056,570)	3,602,004	(11,374,522)	8,024,855	4,445,098	12,772,449	7,239,673	–
Contract owners’ equity beginning of period	114,709,332	111,107,328	35,020,234	26,995,379	42,968,166	30,195,717	–	–

Contract owners’ equity end of period	$99,652,762	114,709,332	23,645,712	35,020,234	47,413,264	42,968,166	7,239,673	–

CHANGES IN UNITS:
Beginning units	10,540,460	9,891,920	3,219,284	2,909,209	3,624,196	2,878,586	–	–

Units purchased	3,205,097	4,277,317	544,012	1,057,111	1,273,529	1,576,627	620,775	–
Units redeemed	(5,116,097)	(3,628,777)	(1,547,922)	(747,036)	(1,453,891)	(831,017)	(41,601)	–

Ending units	8,629,460	10,540,460	2,215,374	3,219,284	3,443,834	3,624,196	579,174	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPConS		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$92,541	108,194	150,542	34,548	119,420	65,304	(8,369)	(1,265)
Realized gain (loss) on investments	4,136,516	2,936,981	(23,034)	(41,199)	86,856	(458,387)	249,701	127,988
Change in unrealized gain (loss) on investments	18,430,598	12,911,537	(108,323)	54,096	1,056,050	1,497,336	2,420,458	963,441
Reinvested capital gains	23,808	–	94,116	24,872	–	–	151,660	–

Net increase (decrease) in contract owners’ equity resulting from operations	22,683,463	15,956,712	113,301	72,317	1,262,326	1,104,253	2,813,450	1,090,164

Equity transactions:
Purchase payments received from contract owners (note 6)	16,394,398	15,832,014	1,026,212	425,268	1,754,880	2,143,792	2,951,232	1,100,880
Transfers between funds	30,213,612	4,428,368	3,150,406	2,848,262	(1,134,170)	347,844	9,715,822	4,575,574
Surrenders (note 6)	(13,859,172)	(6,881,163)	(245,338)	(112,251)	(1,844,984)	(1,255,890)	(674,746)	(181,579)
Death benefits (note 4)	(234,250)	(260,368)	(6,042)	–	(16,488)	(42,868)	(1,216)	–
Net policy repayments (loans) (note 5)	(1,233,364)	(190,584)	(12,548)	(5,936)	(147,918)	(82,826)	10,872	(55,096)
Deductions for surrender charges (note 2d)	(357,934)	(303,706)	(9,022)	(10,424)	(81,292)	(63,633)	(36,688)	(21,433)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(6,103,102)	(5,731,266)	(319,270)	(149,376)	(844,658)	(970,196)	(881,710)	(319,584)
Asset charges (note 3):
FPVUL & VEL contracts	(299,334)	(246,359)	(14,938)	(6,030)	(46,453)	(45,330)	(43,826)	(13,839)
MSP contracts	(8,483)	(6,485)	(1,062)	(403)	(1,949)	(1,880)	(1,247)	(107)
SL contracts	(42,938)	(33,578)	(5,038)	(1,483)	(8,096)	(7,582)	(6,080)	(2,191)
Adjustments to maintain reserves	(3,799)	51,006	49	95	20	897	102	23

Net equity transactions	24,465,634	6,657,879	3,563,409	2,987,722	(2,371,108)	22,328	11,032,515	5,082,648

Net change in contract owners’ equity	47,149,097	22,614,591	3,676,710	3,060,039	(1,108,782)	1,126,581	13,845,965	6,172,812
Contract owners’ equity beginning of period	118,791,684	96,177,093	3,752,463	692,424	16,813,635	15,687,054	7,576,866	1,404,054

Contract owners’ equity end of period	$165,940,781	118,791,684	7,429,173	3,752,463	15,704,853	16,813,635	21,422,831	7,576,866

CHANGES IN UNITS:
Beginning units	7,531,262	6,956,452	352,046	67,767	1,727,558	1,733,173	431,128	99,682

Units purchased	4,559,276	3,070,750	369,222	311,688	206,267	566,599	681,060	366,580
Units redeemed	(2,677,512)	(2,495,940)	(38,262)	(27,409)	(458,173)	(572,214)	(79,838)	(35,134)

Ending units	9,413,026	7,531,262	683,006	352,046	1,475,652	1,727,558	1,032,350	431,128

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPVaIS		FidVIPCon2		FidFF2010		FidFF2020
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,084)	(5,771)	11,036	–	715	–	3,112	–
Realized gain (loss) on investments	115,688	405,439	107,447	–	1,380	–	206	–
Change in unrealized gain (loss) on investments	(133,755)	178,029	54,320	–	4,610	–	18,735	–
Reinvested capital gains	181,130	11,920	145,810	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	159,979	589,617	318,613	–	6,705	–	22,053	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,385,438	1,241,854	340,846	–	9,194	–	103,284	–
Transfers between funds	947,812	448,464	3,045,578	–	151,812	–	467,838	–
Surrenders (note 6)	(875,876)	(210,668)	(57,482)	–	–	–	–	–
Death benefits (note 4)	(5,316)	(8,734)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(59,056)	(10,848)	(299,276)	–	–	–	–	–
Deductions for surrender charges (note 2d)	(27,204)	(13,283)	(7,448)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(338,404)	(353,522)	(46,042)	–	(2,716)	–	(6,724)	–
Asset charges (note 3):
FPVUL & VEL contracts	(17,472)	(14,087)	(3,121)	–	(296)	–	(319)	–
MSP contracts	(260)	(625)	(65)	–	(7)	–	(29)	–
SL contracts	(1,356)	(1,255)	(610)	–	(18)	–	(182)	–
Adjustments to maintain reserves	33	196	96	–	32	–	33	–

Net equity transactions	1,008,339	1,077,492	2,972,476	–	158,001	–	563,901	–

Net change in contract owners’ equity	1,168,318	1,667,109	3,291,089	–	164,706	–	585,954	–
Contract owners’ equity beginning of period	6,041,484	4,374,375	–	–	–	–	–	–

Contract owners’ equity end of period	$7,209,802	6,041,484	3,291,089	–	164,706	–	585,954	–

CHANGES IN UNITS:
Beginning units	448,246	369,649	–	–	–	–	–	–

Units purchased	261,816	159,620	274,541	–	15,528	–	53,370	–
Units redeemed	(189,488)	(81,023)	(31,015)	–	(286)	–	(670)	–

Ending units	520,574	448,246	243,526	–	15,242	–	52,700	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidFF2030		FrVIPRisDiv		FTVIPSmCpVal		FrVIPForSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,394	–	106,370	37,030	50,625	3,746	65,505	26,666
Realized gain (loss) on investments	1,749	–	262,438	118,323	312,333	13,427	331,176	49,975
Change in unrealized gain (loss) on investments	8,629	–	56,160	473,356	164,953	493,415	5,302	469,226
Reinvested capital gains	–	–	66,316	70,156	36,068	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,772	–	491,284	698,865	563,979	510,588	401,983	545,867

Equity transactions:
Purchase payments received from contract owners (note 6)	13,316	–	2,098,686	1,658,934	1,077,760	481,894	326,330	800,890
Transfers between funds	247,296	–	1,800,778	4,507,000	2,336,672	2,556,824	(482,022)	1,855,158
Surrenders (note 6)	–	–	(315,366)	(248,370)	(172,148)	(78,921)	(116,026)	(141,121)
Death benefits (note 4)	–	–	(95,850)	(19,008)	(4,942)	(2,226)	(6,452)	(3,480)
Net policy repayments (loans) (note 5)	1,516	–	32,678	(191,624)	(95,420)	(9,024)	(43,528)	(6,538)
Deductions for surrender charges (note 2d)	–	–	(22,302)	(18,481)	(27,576)	(5,533)	(6,634)	(8,841)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(8,108)	–	(722,572)	(357,886)	(391,454)	(146,202)	(199,476)	(127,038)
Asset charges (note 3):
FPVUL & VEL contracts	(238)	–	(37,083)	(18,451)	(19,615)	(6,113)	(12,250)	(6,960)
MSP contracts	(126)	–	(1,504)	(667)	(590)	(13)	(389)	(109)
SL contracts	–	–	(5,009)	(2,296)	(1,864)	(536)	(2,432)	(1,053)
Adjustments to maintain reserves	52	–	126	(8,863)	60	148	9	(7,188)

Net equity transactions	253,708	–	2,732,582	5,300,288	2,700,883	2,790,298	(542,870)	2,353,720

Net change in contract owners’ equity	265,480	–	3,223,866	5,999,153	3,264,862	3,300,886	(140,887)	2,899,587
Contract owners’ equity beginning of period	–	–	8,706,819	2,707,666	3,934,677	633,791	4,125,798	1,226,211

Contract owners’ equity end of period	$265,480	–	11,930,685	8,706,819	7,199,539	3,934,677	3,984,911	4,125,798

CHANGES IN UNITS:
Beginning units	–	–	635,954	220,019	237,384	47,449	261,568	92,411

Units purchased	24,209	–	293,265	484,374	201,690	207,280	38,499	188,578
Units redeemed	(777)	–	(88,739)	(68,439)	(40,534)	(17,345)	(71,387)	(19,421)

Ending units	23,432	–	840,480	635,954	398,540	237,384	228,680	261,568

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPSmCpValS		FrVIPForSec2		FrVIPGISec3		TmDevMktS3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,748)	–	87,022	92,564	5,901	–	457	–
Realized gain (loss) on investments	40,902	–	1,534,763	1,199,799	(6,244)	–	7,969	–
Change in unrealized gain (loss) on investments	74,889	–	(600,489)	711,656	4,235	–	185,687	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	112,043	–	1,021,296	2,004,019	3,892	–	194,113	–

Equity transactions:
Purchase payments received from contract owners (note 6)	196,696	–	2,131,210	2,142,386	16,304	–	209,176	–
Transfers between funds	2,137,536	–	2,125,994	761,090	529,856	–	1,691,242	–
Surrenders (note 6)	(41,170)	–	(3,701,404)	(562,239)	(11,680)	–	(24,274)	–
Death benefits (note 4)	–	–	(18,098)	(10,292)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(32,960)	–	(582)	–	(2,038)	–
Deductions for surrender charges (note 2d)	–	–	–	(935)	(774)	–	(892)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(14,272)	–	(248,898)	(275,606)	(9,576)	–	(26,054)	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(565)	–	(1,466)	–
MSP contracts	–	–	–	–	(3)	–	(37)	–
SL contracts	–	–	–	–	(37)	–	(212)	–
Adjustments to maintain reserves	27	–	71	197	69	–	60	–

Net equity transactions	2,278,817	–	255,915	2,054,601	523,012	–	1,845,505	–

Net change in contract owners’ equity	2,390,860	–	1,277,211	4,058,620	526,904	–	2,039,618	–
Contract owners’ equity beginning of period	–	–	12,032,598	7,973,978	–	–	–	–

Contract owners’ equity end of period	$2,390,860	–	13,309,809	12,032,598	526,904	–	2,039,618	–

CHANGES IN UNITS:
Beginning units	–	–	814,750	638,033	–	–	–	–

Units purchased	213,805	–	577,671	500,088	55,698	–	163,904	–
Units redeemed	(2,993)	–	(570,789)	(323,371)	(2,374)	–	(4,612)	–

Ending units	210,812	–	821,632	814,750	53,324	–	159,292	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPForSec3		GVITDryIntVal		GVITDMidCapI		GVITEmMrkts
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,397	–	55,001	34,796	623,730	226,272	62,640	88,806
Realized gain (loss) on investments	55,569	–	382,048	38,761	2,511,390	1,121,345	262,189	823,392
Change in unrealized gain (loss) on investments	165,707	–	(201,407)	430,051	545,209	5,605,147	2,255,101	(626,920)
Reinvested capital gains	–	–	164,802	–	4,400,544	1,548,608	1,416,338	869,916

Net increase (decrease) in contract owners’ equity resulting from operations	227,673	–	400,444	503,608	8,080,873	8,501,372	3,996,268	1,155,194

Equity transactions:
Purchase payments received from contract owners (note 6)	601,634	–	427,864	545,830	9,342,156	9,108,294	1,063,272	1,469,478
Transfers between funds	2,105,088	–	(1,727,918)	3,504,332	3,263,140	4,448,740	2,726,062	2,333,432
Surrenders (note 6)	(21,206)	–	(166,130)	(23,470)	(6,689,850)	(3,369,706)	(927,718)	(302,028)
Death benefits (note 4)	(78)	–	(1,214)	(2,400)	(139,284)	(73,274)	(8,862)	(10,868)
Net policy repayments (loans) (note 5)	(152,176)	–	(64,012)	(10,212)	(429,490)	(269,480)	(200,718)	20,856
Deductions for surrender charges (note 2d)	(2,554)	–	(14,418)	(1,737)	(128,538)	(181,331)	(23,722)	(23,236)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(67,610)	–	(249,934)	(126,390)	(2,271,002)	(2,240,264)	(517,360)	(463,356)
Asset charges (note 3):
FPVUL & VEL contracts	(3,636)	–	(14,294)	(6,341)	(98,800)	(85,832)	(22,865)	(19,049)
MSP contracts	(6)	–	(419)	(172)	(1,704)	(1,727)	(673)	(359)
SL contracts	(681)	–	(1,722)	(813)	(40,622)	(32,833)	(2,600)	(2,542)
Adjustments to maintain reserves	135	–	(6,014)	4,643	72	7,959	(79)	218

Net equity transactions	2,458,910	–	(1,818,211)	3,883,270	2,806,078	7,310,546	2,084,737	3,002,546

Net change in contract owners’ equity	2,686,583	–	(1,417,767)	4,386,878	10,886,951	15,811,918	6,081,005	4,157,740
Contract owners’ equity beginning of period	–	–	4,717,622	330,744	65,972,715	50,160,797	11,187,057	7,029,317

Contract owners’ equity end of period	$2,686,583	–	3,299,855	4,717,622	76,859,666	65,972,715	17,268,062	11,187,057

CHANGES IN UNITS:
Beginning units	–	–	281,276	23,901	3,680,328	3,148,003	804,812	610,156

Units purchased	261,576	–	30,182	269,128	1,562,959	1,178,344	529,950	453,619
Units redeemed	(23,584)	–	(135,938)	(11,753)	(1,303,521)	(646,019)	(395,322)	(258,963)

Ending units	237,992	–	175,520	281,276	3,939,766	3,680,328	939,440	804,812

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITGlFin1		GVITGlHlth		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,109,153	2,564,570	45,006	33,876	(4,508)	(4,552)	(6,698)	(9,080)
Realized gain (loss) on investments	322,559	1,250,192	88,039	186,721	204,903	(30,279)	(525,154)	611,568
Change in unrealized gain (loss) on investments	(2,006,710)	(471,186)	(184,975)	115,389	(259,358)	298,651	56,940	(347,539)
Reinvested capital gains	–	–	289,878	171,722	503,492	17,644	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	425,002	3,343,576	237,948	507,708	444,529	281,464	(474,912)	254,949

Equity transactions:
Purchase payments received from contract owners (note 6)	6,373,758	7,483,798	281,046	371,158	481,804	722,258	714,700	964,750
Transfers between funds	(6,839,472)	(4,521,700)	225,740	(74,404)	(403,358)	1,590,936	(4,730,636)	3,887,812
Surrenders (note 6)	(14,345,400)	(1,111,388)	(256,480)	(35,563)	(924,374)	(144,050)	(507,860)	(129,273)
Death benefits (note 4)	(65,406)	(112,286)	(2,932)	(7,368)	(5,272)	(35,664)	(4,632)	(6,512)
Net policy repayments (loans) (note 5)	(785,914)	53,334	(32,252)	(3,710)	(59,736)	(1,194)	(53,680)	(12,252)
Deductions for surrender charges (note 2d)	(57,228)	(61,114)	(3,222)	(4,527)	(17,834)	(12,931)	(13,206)	(15,310)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,041,276)	(1,311,610)	(115,474)	(138,498)	(222,078)	(219,134)	(249,672)	(301,508)
Asset charges (note 3):
FPVUL & VEL contracts	(37,212)	(45,479)	(5,550)	(5,261)	(9,417)	(9,432)	(9,991)	(12,107)
MSP contracts	(1,470)	(1,403)	(54)	(30)	(228)	(105)	(361)	(367)
SL contracts	(25,315)	(20,060)	(1,022)	(957)	(1,895)	(1,767)	(824)	(970)
Adjustments to maintain reserves	(3)	(30,643)	(9)	473	53	195	(1)	(303)

Net equity transactions	(16,824,938)	321,449	89,791	101,313	(1,162,335)	1,889,112	(4,856,163)	4,373,960

Net change in contract owners’ equity	(16,399,936)	3,665,025	327,739	609,021	(717,806)	2,170,576	(5,331,075)	4,628,909
Contract owners’ equity beginning of period	39,599,453	35,934,428	2,999,546	2,390,525	4,964,595	2,794,019	10,489,252	5,860,343

Contract owners’ equity end of period	$23,199,517	39,599,453	3,327,285	2,999,546	4,246,789	4,964,595	5,158,177	10,489,252

CHANGES IN UNITS:
Beginning units	2,744,224	2,765,090	203,038	195,399	404,734	245,499	3,306,446	1,923,437

Units purchased	789,445	1,023,294	165,679	91,983	147,634	210,373	673,755	1,817,494
Units redeemed	(1,956,103)	(1,044,160)	(166,305)	(84,344)	(232,892)	(51,138)	2,344,845	(434,485)

Ending units	1,577,566	2,744,224	202,412	203,038	319,476	404,734	1,635,356	3,306,446

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlUtl1		GVITGvtBd		GVITGrowth		GVITIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$60,298	20,807	4,759,437	7,538,438	10,461	46,932	25,055	13,051
Realized gain (loss) on investments	253,457	108,716	(2,242,014)	959,610	(40,719)	(370,475)	268,998	263,101
Change in unrealized gain (loss) on investments	(476,164)	165,443	1,197,817	(6,769,675)	1,040,630	1,543,358	343,491	(27,696)
Reinvested capital gains	343,590	117,478	236,680	2,833,814	–	–	7,948	–

Net increase (decrease) in contract owners’ equity resulting from operations	181,181	412,444	3,951,920	4,562,187	1,010,372	1,219,815	645,492	248,456

Equity transactions:
Purchase payments received from contract owners (note 6)	356,450	276,686	21,911,980	24,085,672	2,709,490	3,219,676	267,878	252,026
Transfers between funds	(175,202)	1,366,596	(5,115,464)	(32,459,168)	(440,902)	(891,008)	1,185,928	(982,540)
Surrenders (note 6)	(722,856)	(23,567)	(21,786,506)	(11,441,756)	(868,508)	(681,844)	(313,778)	(39,152)
Death benefits (note 4)	(760)	(324)	(133,674)	(198,830)	(43,706)	(103,252)	(2)	(64)
Net policy repayments (loans) (note 5)	(43,628)	(2,610)	(502,924)	(351,504)	(177,162)	(122,620)	(2,814)	(2,500)
Deductions for surrender charges (note 2d)	(3,230)	(2,983)	(187,848)	(521,758)	(77,088)	(71,819)	(5,918)	(5,944)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(116,492)	(59,288)	(4,017,174)	(4,884,014)	(1,345,570)	(1,447,388)	(90,300)	(69,098)
Asset charges (note 3):
FPVUL & VEL contracts	(6,287)	(2,524)	(114,859)	(115,093)	(68,772)	(64,513)	(4,638)	(3,348)
MSP contracts	(462)	(43)	(15,592)	(17,435)	(2,172)	(2,240)	(245)	(189)
SL contracts	(1,553)	(268)	(87,766)	(77,362)	(7,459)	(6,699)	(190)	(204)
Adjustments to maintain reserves	42	161	85	(38,598)	19	241	39	433,435

Net equity transactions	(713,978)	1,551,836	(10,049,742)	(26,019,846)	(321,830)	(171,466)	1,035,960	(417,578)

Net change in contract owners’ equity	(532,797)	1,964,280	(6,097,822)	(21,457,659)	688,542	1,048,349	1,681,452	(169,122)
Contract owners’ equity beginning of period	2,812,385	848,105	139,762,178	161,219,837	15,949,623	14,901,274	1,882,441	2,051,563

Contract owners’ equity end of period	$2,279,588	2,812,385	133,664,356	139,762,178	16,638,165	15,949,623	3,563,893	1,882,441

CHANGES IN UNITS:
Beginning units	201,304	78,867	10,130,786	11,739,257	2,195,790	2,222,372	243,720	302,911

Units purchased	68,084	161,650	3,838,241	4,124,396	485,451	583,168	189,792	75,954
Units redeemed	(116,096)	(39,213)	(4,434,503)	(5,732,867)	(529,575)	(609,750)	(79,468)	(135,145)

Ending units	153,292	201,304	9,534,524	10,130,786	2,151,666	2,195,790	354,044	243,720

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITJPBal		GVITSMdCpGr		GVITMyMkt		GVITNWFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$381,003	365,375	(7,156)	(14,726)	3,194,754	1,092,463	2,693,622	2,751,977
Realized gain (loss) on investments	984,632	176,924	3,895,659	903,791	–	–	651,321	105,578
Change in unrealized gain (loss) on investments	(887,239)	1,096,457	(3,047,260)	1,889,603	–	–	22,877,449	18,602,994
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	478,396	1,638,756	841,243	2,778,668	3,194,754	1,092,463	26,222,392	21,460,549

Equity transactions:
Purchase payments received from contract owners (note 6)	2,349,346	2,759,896	2,403,218	2,740,526	59,551,946	91,624,704	6,624,320	7,086,110
Transfers between funds	(1,165,522)	(1,062,356)	(11,690,018)	8,464,512	(42,927,020)	(75,103,776)	204,038,642	(754,832)
Surrenders (note 6)	(1,832,352)	(1,835,320)	(3,225,070)	(739,209)	(15,681,862)	(38,910,568)	(3,009,076)	(2,436,781)
Death benefits (note 4)	(218,846)	(39,280)	(17,596)	(15,356)	(412,398)	(461,846)	(251,798)	(199,992)
Net policy repayments (loans) (note 5)	(125,112)	5,368	(195,112)	(170,470)	(6,812)	(1,204,930)	(648,492)	(320,612)
Deductions for surrender charges (note 2d)	(50,382)	(91,815)	(68,996)	(91,667)	(1,280,192)	(1,487,186)	(263,592)	(205,286)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(930,210)	(1,007,232)	(977,532)	(1,124,136)	(9,684,038)	(11,958,702)	(5,077,432)	(5,361,854)
Asset charges (note 3):
FPVUL & VEL contracts	(42,879)	(41,577)	(48,945)	(45,277)	(384,378)	(419,623)	(184,722)	(173,614)
MSP contracts	(2,511)	(2,267)	(1,022)	(824)	(25,514)	(27,238)	(13,351)	(12,330)
SL contracts	(9,929)	(8,513)	(6,129)	(5,401)	(80,260)	(83,030)	(15,435)	(14,327)
Adjustments to maintain reserves	(697)	194	(2)	221	149,406	(2,214,087)	2,184	1,782

Net equity transactions	(2,029,094)	(1,322,902)	(13,827,204)	9,012,919	(10,781,122)	(40,246,282)	201,201,248	(2,391,736)

Net change in contract owners’ equity	(1,550,698)	315,854	(12,985,961)	11,791,587	(7,586,368)	(39,153,819)	227,423,640	19,068,813
Contract owners’ equity beginning of period	20,969,135	20,653,281	29,297,196	17,505,609	127,029,596	166,183,415	243,516,028	224,447,215

Contract owners’ equity end of period	$19,418,437	20,969,135	16,311,235	29,297,196	119,443,228	127,029,596	470,939,668	243,516,028

CHANGES IN UNITS:
Beginning units	1,828,006	1,965,948	2,993,638	1,734,720	10,347,602	13,832,030	22,700,198	22,934,562

Units purchased	503,846	462,314	432,791	1,770,411	5,033,223	8,059,518	19,832,722	917,003
Units redeemed	(686,178)	(600,256)	(2,173,377)	(511,493)	(5,881,527)	(11,543,946)	(1,043,418)	(1,151,367)

Ending units	1,645,674	1,828,006	1,253,052	2,993,638	9,499,298	10,347,602	41,489,502	22,700,198

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITLead		GVITNStrVal		GVITSmCapGr		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$10,016	2,093	–	(458)	(26,072)	(27,171)	(51,701)	(122,124)
Realized gain (loss) on investments	78,658	24,049	–	489,317	1,655,433	1,409,400	3,010,666	2,324,489
Change in unrealized gain (loss) on investments	(134,132)	67,267	–	(371,091)	(103,778)	1,674,218	(10,694,552)	5,004,439
Reinvested capital gains	131,530	9,814	–	–	–	–	9,974,530	6,436,436

Net increase (decrease) in contract owners’ equity resulting from operations	86,072	103,223	–	117,768	1,525,583	3,056,447	2,238,943	13,643,240

Equity transactions:
Purchase payments received from contract owners (note 6)	81,950	89,246	–	61,038	4,919,556	3,870,884	11,548,638	11,262,248
Transfers between funds	280,028	209,198	–	(1,771,832)	(4,744,034)	2,840,268	(6,831,554)	(4,422,156)
Surrenders (note 6)	(283,570)	(30,949)	–	(2,570)	(3,131,300)	(563,151)	(9,258,820)	(3,082,384)
Death benefits (note 4)	(2)	(2)	–	–	(22,744)	(19,870)	(134,276)	(86,192)
Net policy repayments (loans) (note 5)	39,324	(10,408)	–	(426)	(230,390)	(80,632)	(447,176)	(511,704)
Deductions for surrender charges (note 2d)	(4,038)	(1,397)	–	(99)	(69,526)	(53,430)	(227,778)	(186,303)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(33,634)	(23,120)	–	(24,384)	(964,198)	(1,043,252)	(3,327,252)	(3,786,368)
Asset charges (note 3):
FPVUL & VEL contracts	(1,679)	(997)	–	(1,177)	(45,750)	(41,546)	(164,326)	(158,950)
MSP contracts	–	–	–	(188)	(793)	(673)	(5,167)	(4,943)
SL contracts	(49)	(42)	–	(197)	(14,601)	(11,652)	(31,488)	(31,043)
Adjustments to maintain reserves	4	91	–	(18)	(2,405)	988,085	(4,800)	(71,394)

Net equity transactions	78,334	231,620	–	(1,739,853)	(4,306,185)	5,885,031	(8,883,999)	(1,079,189)

Net change in contract owners’ equity	164,406	334,843	–	(1,622,085)	(2,780,602)	8,941,478	(6,645,056)	12,564,051
Contract owners’ equity beginning of period	699,824	364,981	–	1,622,085	28,786,529	19,845,051	92,889,465	80,325,414

Contract owners’ equity end of period	$864,230	699,824	–	–	26,005,927	28,786,529	86,244,409	92,889,465

CHANGES IN UNITS:
Beginning units	55,742	34,475	–	156,411	1,863,398	1,453,721	4,231,442	4,241,435

Units purchased	32,344	29,157	–	24,511	618,362	700,563	1,603,362	944,605
Units redeemed	(25,728)	(7,890)	–	(180,922)	(926,478)	(290,886)	(1,967,304)	(954,598)

Ending units	62,358	55,742	–	–	1,555,282	1,863,398	3,867,500	4,231,442

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmComp		GVITTGroFoc		GVITUSGro		GVITVKMultiSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(170,116)	(174,098)	–	(302)	(3,737)	(3,470)	704,651	819,412
Realized gain (loss) on investments	3,737,587	4,271,079	–	93,434	97,675	(375,192)	55,235	721,092
Change in unrealized gain (loss) on investments	(4,647,318)	660,494	–	(66,842)	(551,367)	578,925	(490,913)	(502,965)
Reinvested capital gains	12,618,912	10,264,062	–	–	967,114	165,876	105,992	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,539,065	15,021,537	–	26,290	509,685	366,139	374,965	1,037,539

Equity transactions:
Purchase payments received from contract owners (note 6)	13,189,146	12,360,798	582	95,836	618,688	685,388	2,328,590	2,572,366
Transfers between funds	6,068,378	(7,948,742)	(3,206)	(1,186,628)	2,635,942	(834,030)	6,286,074	(7,238,858)
Surrenders (note 6)	(8,628,358)	(6,004,130)	–	(22,176)	(800,512)	(176,278)	(2,489,696)	(2,328,979)
Death benefits (note 4)	(173,698)	(194,390)	–	(386)	(4,592)	(7,312)	(86,920)	(9,534)
Net policy repayments (loans) (note 5)	(121,272)	(392,018)	–	(2,830)	(31,166)	(14,916)	(127,030)	(66,170)
Deductions for surrender charges (note 2d)	(151,950)	(269,700)	–	(858)	(8,178)	(11,543)	(51,082)	(28,653)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(3,277,318)	(3,220,796)	2,568	(22,424)	(212,052)	(249,472)	(737,666)	(823,722)
Asset charges (note 3):
FPVUL & VEL contracts	(138,233)	(116,411)	54	(827)	(9,349)	(9,914)	(28,630)	(26,060)
MSP contracts	(4,247)	(3,675)	–	(8)	(327)	(276)	(3,643)	(3,253)
SL contracts	(23,268)	(20,594)	–	(175)	(1,229)	(942)	(4,972)	(3,679)
Adjustments to maintain reserves	189	(27,428)	2	(8,761)	(12)	523	61	(89,250)

Net equity transactions	6,739,369	(5,837,086)	–	(1,149,237)	2,187,213	(618,772)	5,085,086	(8,045,792)

Net change in contract owners’ equity	18,278,434	9,184,451	–	(1,122,947)	2,696,898	(252,633)	5,460,051	(7,008,253)
Contract owners’ equity beginning of period	89,651,437	80,466,986	–	1,122,947	4,083,561	4,336,194	14,091,749	21,100,002

Contract owners’ equity end of period	$107,929,871	89,651,437	–	–	6,780,459	4,083,561	19,551,800	14,091,749

CHANGES IN UNITS:
Beginning units	4,948,194	5,165,973	–	337,566	290,806	346,883	980,208	1,587,574

Units purchased	3,368,175	1,744,812	1,416	63,741	228,574	111,043	824,057	417,112
Units redeemed	(2,548,995)	(1,962,591)	(1,416)	(401,307)	(87,900)	(167,120)	(452,789)	(1,024,478)

Ending units	5,767,374	4,948,194	–	–	431,480	290,806	1,351,476	980,208

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITCVal		GVITWLead		GVITDryIntVal3		GVITEmMrkts3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$156,510	116,619	49,630	(1,131)	27,628	–	5,044	–
Realized gain (loss) on investments	1,305,284	528,826	1,186,830	155,078	12,994	–	82,878	–
Change in unrealized gain (loss) on investments	(1,324,762)	911,636	(451,565)	451,020	329,682	–	257,113	–
Reinvested capital gains	280,896	–	–	–	44,172	–	436,362	–

Net increase (decrease) in contract owners’ equity resulting from operations	417,928	1,557,081	784,895	604,967	414,476	–	781,397	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1,658,134	1,307,022	470,616	528,376	804,678	–	918,556	–
Transfers between funds	(1,053,884)	2,482,872	(353,660)	640,260	3,739,026	–	4,881,610	–
Surrenders (note 6)	(971,204)	(159,407)	(658,382)	(131,528)	(30,996)	–	(74,868)	–
Death benefits (note 4)	(20,678)	(9,702)	(5,270)	(6,904)	(4,740)	–	–	–
Net policy repayments (loans) (note 5)	(51,712)	(72,056)	(23,198)	11,246	(175,306)	–	(242,554)	–
Deductions for surrender charges (note 2d)	(34,204)	(20,575)	(29,412)	(12,284)	(5,070)	–	(3,340)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(575,530)	(476,054)	(266,276)	(254,858)	(127,042)	–	(87,142)	–
Asset charges (note 3):
FPVUL & VEL contracts	(29,150)	(18,785)	(14,568)	(12,977)	(6,801)	–	(4,316)	–
MSP contracts	(1,230)	(829)	(313)	(286)	(37)	–	(36)	–
SL contracts	(3,818)	(2,867)	(1,523)	(1,382)	(598)	–	(798)	–
Adjustments to maintain reserves	(65)	41,631	(15)	(80)	87	–	78	–

Net equity transactions	(1,083,341)	3,071,250	(882,001)	759,583	4,193,201	–	5,387,190	–

Net change in contract owners’ equity	(665,413)	4,628,331	(97,106)	1,364,550	4,607,677	–	6,168,587	–
Contract owners’ equity beginning of period	11,835,628	7,207,297	5,017,226	3,652,676	–	–	–	–

Contract owners’ equity end of period	$11,170,215	11,835,628	4,920,120	5,017,226	4,607,677	–	6,168,587	–

CHANGES IN UNITS:
Beginning units	1,010,062	728,021	440,648	359,266	–	–	–	–

Units purchased	292,506	381,660	189,720	178,586	434,685	–	493,064	–
Units redeemed	(429,190)	(99,619)	(275,646)	(97,204)	(32,337)	–	(30,544)	–

Ending units	873,378	1,010,062	354,722	440,648	402,348	–	462,520	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITFHiInc3		GVITGlHlth3		GVITGlTech3		GVITMyMkt5
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$183,162	–	(107)	–	(86)	–	8,508,706	2,205,220
Realized gain (loss) on investments	1,336	–	2,277	–	21,549	–	–	–
Change in unrealized gain (loss) on investments	(93,976)	–	(95,828)	–	27,832	–	–	–
Reinvested capital gains	–	–	125,938	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	90,522	–	32,280	–	49,295	–	8,508,706	2,205,220

Equity transactions:
Purchase payments received from contract owners (note 6)	1,495,072	–	366,960	–	385,176	–	206,045,210	181,752,108
Transfers between funds	2,962,702	–	1,012,502	–	723,270	–	(318,477,526)	(34,685,180)
Surrenders (note 6)	(50,746)	–	(15,840)	–	(42,726)	–	(90,778,732)	(31,071,081)
Death benefits (note 4)	(14)	–	–	–	–	–	(118,810)	(223,796)
Net policy repayments (loans) (note 5)	134,332	–	16,666	–	15,336	–	(677,190)	(2,686)
Deductions for surrender charges (note 2d)	(4,498)	–	(1,140)	–	(2,848)	–	–	(582,301)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(94,782)	–	(31,544)	–	(28,138)	–	(5,512,548)	(6,034,070)
Asset charges (note 3):
FPVUL & VEL contracts	(4,684)	–	(1,584)	–	(1,371)	–	–	–
MSP contracts	(17)	–	–	–	(6)	–	–	–
SL contracts	(2,149)	–	(395)	–	(151)	–	–	–
Adjustments to maintain reserves	303	–	108	–	166	–	(1,022)	1,246

Net equity transactions	4,435,519	–	1,345,733	–	1,048,708	–	(209,520,618)	109,154,240

Net change in contract owners’ equity	4,526,041	–	1,378,013	–	1,098,003	–	(201,011,912)	111,359,460
Contract owners’ equity beginning of period	–	–	–	–	–	–	397,214,945	285,855,485

Contract owners’ equity end of period	$4,526,041	–	1,378,013	–	1,098,003	–	196,203,033	397,214,945

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	39,192,402	28,409,452

Units purchased	462,157	–	134,867	–	95,265	–	27,053,095	26,328,821
Units redeemed	(32,773)	–	(6,585)	–	(6,123)	–	(47,333,809)	(15,545,871)

Ending units	429,384	–	128,282	–	89,142	–	18,911,688	39,192,402

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDAgg		GVITIDCon		GVITIDMod		GVITIDModAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$289,190	165,619	234,921	149,212	897,528	518,548	938,989	490,408
Realized gain (loss) on investments	615,352	187,284	219,555	45,003	744,897	331,395	1,254,258	480,505
Change in unrealized gain (loss) on investments	12,811	837,817	(329,049)	44,902	(103,063)	1,575,544	122,125	2,080,811
Reinvested capital gains	327,252	243,504	199,790	65,900	708,206	135,430	999,754	422,100

Net increase (decrease) in contract owners’ equity resulting from operations	1,244,605	1,434,224	325,217	305,017	2,247,568	2,560,917	3,315,126	3,473,824

Equity transactions:
Purchase payments received from contract owners (note 6)	3,447,214	3,434,152	2,136,868	2,139,028	9,144,332	7,928,864	11,048,024	7,254,544
Transfers between funds	2,915,728	2,820,256	6,892,036	1,412,054	8,129,376	9,313,826	9,653,958	13,619,108
Surrenders (note 6)	(787,234)	(89,584)	(7,199,914)	(166,685)	(1,604,592)	(545,430)	(3,544,782)	(531,514)
Death benefits (note 4)	(3,628)	(3,270)	(16,968)	(3,970)	(33,088)	(22,514)	(6,712)	(942,384)
Net policy repayments (loans) (note 5)	(96,544)	(112,058)	(24,024)	(15,024)	(582,182)	(344,684)	(262,200)	(353,846)
Deductions for surrender charges (note 2d)	(131,596)	(39,980)	(19,818)	(11,281)	(197,606)	(88,106)	(354,622)	(95,420)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,180,948)	(784,266)	(585,678)	(457,690)	(3,021,900)	(2,179,316)	(3,441,332)	(2,249,180)
Asset charges (note 3):
FPVUL & VEL contracts	(43,587)	(28,497)	(15,957)	(13,122)	(116,128)	(75,434)	(144,086)	(81,649)
MSP contracts	(477)	(334)	(4,901)	(3,162)	(10,823)	(6,469)	(7,326)	(4,587)
SL contracts	(4,658)	(3,704)	(5,037)	(3,914)	(14,565)	(10,205)	(14,989)	(8,312)
Adjustments to maintain reserves	146	161	(1)	147	185	(5,549)	77	202

Net equity transactions	4,114,416	5,192,876	1,156,606	2,876,381	11,693,009	13,964,983	12,926,010	16,606,962

Net change in contract owners’ equity	5,359,021	6,627,100	1,481,823	3,181,398	13,940,577	16,525,900	16,241,136	20,080,786
Contract owners’ equity beginning of period	13,100,671	6,473,571	8,154,875	4,973,477	32,670,282	16,144,382	36,131,272	16,050,486

Contract owners’ equity end of period	$18,459,692	13,100,671	9,636,698	8,154,875	46,610,859	32,670,282	52,372,408	36,131,272

CHANGES IN UNITS:
Beginning units	1,046,694	589,444	719,758	458,729	2,721,654	1,471,635	2,932,166	1,459,312

Units purchased	573,546	567,157	939,743	339,113	1,591,266	1,561,230	1,784,437	1,880,490
Units redeemed	(251,712)	(109,907)	(836,409)	(78,084)	(624,354)	(311,211)	(746,623)	(407,636)

Ending units	1,368,528	1,046,694	823,092	719,758	3,688,566	2,721,654	3,969,980	2,932,166

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModCon		GSVITMidCap		JanBal		JanCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$416,545	261,289	154,348	125,668	152,654	151,038	(34,927)	(42,874)
Realized gain (loss) on investments	353,988	178,632	3,824,811	2,310,929	459,986	70,816	3,013,007	1,143,877
Change in unrealized gain (loss) on investments	(382,105)	325,139	(2,832,569)	1,269,480	26,626	363,085	1,708,676	5,549,490
Reinvested capital gains	319,252	82,536	4,779,360	3,321,362	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	707,680	847,596	5,925,950	7,027,439	639,266	584,939	4,686,756	6,650,493

Equity transactions:
Purchase payments received from contract owners (note 6)	2,403,516	2,154,210	8,697,054	4,622,376	1,225,974	1,160,576	5,269,780	6,422,848
Transfers between funds	5,932,492	3,059,048	19,116,412	10,080,864	(771,402)	1,679,870	(2,287,536)	(7,394,698)
Surrenders (note 6)	(961,250)	(60,961)	(16,028,218)	(848,903)	(807,376)	(69,424)	(4,583,720)	(1,752,563)
Death benefits (note 4)	(275,142)	(99,902)	(36,842)	(65,516)	(6,256)	(28,654)	(17,062)	(18,232)
Net policy repayments (loans) (note 5)	(28,104)	(118,076)	(1,252)	60,952	(27,354)	472	(330,624)	(134,220)
Deductions for surrender charges (note 2d)	(73,072)	(19,732)	–	(22,239)	(3,852)	(4,315)	(169,738)	(120,894)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(860,714)	(760,400)	(824,296)	(514,068)	(184,630)	(178,672)	(1,994,710)	(2,242,458)
Asset charges (note 3):
FPVUL & VEL contracts	(29,899)	(24,201)	–	–	(3,367)	(2,507)	(100,236)	(91,384)
MSP contracts	(5,848)	(4,040)	–	–	–	–	(2,390)	(2,106)
SL contracts	(7,150)	(8,196)	–	–	(549)	(435)	(13,231)	(11,896)
Adjustments to maintain reserves	178	87	150	467	44	193	(1,624)	463

Net equity transactions	6,095,007	4,117,837	10,923,008	13,313,933	(578,768)	2,557,104	(4,231,091)	(5,345,140)

Net change in contract owners’ equity	6,802,687	4,965,433	16,848,958	20,341,372	60,498	3,142,043	455,665	1,305,353
Contract owners’ equity beginning of period	13,908,122	8,942,689	37,892,546	17,551,174	8,250,482	5,108,439	42,449,914	41,144,561

Contract owners’ equity end of period	$20,710,809	13,908,122	54,741,504	37,892,546	8,310,980	8,250,482	42,905,579	42,449,914

CHANGES IN UNITS:
Beginning units	1,186,558	815,829	2,386,580	1,387,658	670,846	449,080	5,560,894	6,358,834

Units purchased	879,817	518,256	2,517,363	1,543,439	241,647	491,143	1,685,267	1,474,265
Units redeemed	(369,367)	(147,527)	(1,839,899)	(544,517)	(283,629)	(269,377)	(2,255,141)	(2,272,205)

Ending units	1,697,008	1,186,558	3,064,044	2,386,580	628,864	670,846	4,991,020	5,560,894

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGro		JanRMgLgCap		OGMidCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,541)	(8,121)	371,496	257,097	5,763	3,669	(8,296)	(8,348)
Realized gain (loss) on investments	(476,937)	(645,737)	5,363,604	2,563,889	6,996	5,557	343,944	331,182
Change in unrealized gain (loss) on investments	1,867,653	695,001	5,238,898	3,612,548	(49,154)	1,454	(31,068)	8,430
Reinvested capital gains	–	–	–	–	83,508	20,216	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,387,175	41,143	10,973,998	6,433,534	47,113	30,896	304,580	331,264

Equity transactions:
Purchase payments received from contract owners (note 6)	2,281,730	2,795,478	4,705,514	5,532,358	49,474	26,758	494,648	158,474
Transfers between funds	(1,413,638)	(1,856,896)	(5,758,140)	(3,450,776)	147,744	263,556	782,682	(276,630)
Surrenders (note 6)	(1,334,454)	(653,867)	(5,494,906)	(1,699,195)	(44,184)	(1,148)	(870,990)	(177,267)
Death benefits (note 4)	(4,292)	(8,038)	(17,372)	(31,014)	–	–	(2,886)	(1,030)
Net policy repayments (loans) (note 5)	(99,806)	(47,148)	(217,512)	(118,742)	(3,394)	(8,162)	–	–
Deductions for surrender charges (note 2d)	(71,836)	(63,144)	(188,528)	(120,978)	(3,450)	(210)	–	(461)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(795,868)	(1,005,570)	(1,685,664)	(1,873,360)	(21,760)	(11,240)	(66,548)	(68,502)
Asset charges (note 3):
FPVUL & VEL contracts	(42,571)	(42,706)	(87,703)	(75,471)	(1,339)	(592)	–	–
MSP contracts	(783)	(828)	(1,797)	(1,518)	(275)	–	–	–
SL contracts	(8,667)	(7,949)	(12,028)	(9,874)	(93)	(39)	–	–
Adjustments to maintain reserves	1,037	365	(6)	72,014	58	53	10	87

Net equity transactions	(1,489,148)	(890,303)	(8,758,142)	(1,776,556)	122,781	268,976	336,916	(365,329)

Net change in contract owners’ equity	(101,973)	(849,160)	2,215,856	4,656,978	169,894	299,872	641,496	(34,065)
Contract owners’ equity beginning of period	14,227,446	15,076,606	41,141,323	36,484,345	340,199	40,327	2,761,909	2,795,974

Contract owners’ equity end of period	$14,125,473	14,227,446	43,357,179	41,141,323	510,093	340,199	3,403,405	2,761,909

CHANGES IN UNITS:
Beginning units	3,971,414	4,234,188	5,514,336	5,805,013	23,542	3,278	192,734	219,218

Units purchased	871,305	1,097,931	1,598,196	1,967,284	13,493	22,085	261,089	153,069
Units redeemed	(1,311,087)	(1,360,705)	(2,714,954)	(2,257,961)	(5,209)	(1,821)	(239,581)	(179,553)

Ending units	3,531,632	3,971,414	4,397,578	5,514,336	31,826	23,542	214,242	192,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OGMidCapV		LASMdCpVaVC		MFSVITInvGrwI		MFSVITValIn
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,396	3,808	724	–	9,985	(393)	9,978	2,441
Realized gain (loss) on investments	89,704	31,563	731	–	48,694	6,510	39,281	5,319
Change in unrealized gain (loss) on investments	(70,259)	61,159	(4,233)	–	121,870	175,975	21,116	87,483
Reinvested capital gains	66,486	–	13,692	–	–	–	32,118	8,180

Net increase (decrease) in contract owners’ equity resulting from operations	89,327	96,530	10,914	–	180,549	182,092	102,493	103,423

Equity transactions:
Purchase payments received from contract owners (note 6)	120,354	200,088	(2)	–	722,216	421,652	363,110	237,958
Transfers between funds	(297,044)	322,510	225,126	–	649,508	1,862,074	460,144	497,492
Surrenders (note 6)	(201,206)	(318)	–	–	(65,716)	(42,476)	(25,282)	(3,873)
Death benefits (note 4)	(528)	(790)	–	–	(43,208)	–	(828)	(1,340)
Net policy repayments (loans) (note 5)	–	–	–	–	(10,682)	(13,232)	(13,326)	(2,552)
Deductions for surrender charges (note 2d)	–	–	–	–	(7,572)	(5,325)	(1,996)	(1,273)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(14,646)	(31,214)	(1,542)	–	(269,260)	(136,202)	(111,492)	(66,618)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(13,029)	(5,923)	(5,202)	(2,558)
MSP contracts	–	–	–	–	(173)	(123)	(201)	(8)
SL contracts	–	–	–	–	(623)	(321)	(727)	(177)
Adjustments to maintain reserves	35	65	45	–	11	(85)	32	108

Net equity transactions	(393,035)	490,341	223,627	–	961,472	2,080,039	664,232	657,159

Net change in contract owners’ equity	(303,708)	586,871	234,541	–	1,142,021	2,262,131	766,725	760,582
Contract owners’ equity beginning of period	1,181,616	594,745	–	–	2,713,578	451,447	1,028,753	268,171

Contract owners’ equity end of period	$877,908	1,181,616	234,541	–	3,855,599	2,713,578	1,795,478	1,028,753

CHANGES IN UNITS:
Beginning units	78,176	45,289	–	–	214,290	38,925	72,218	21,683

Units purchased	48,870	55,450	22,477	–	112,910	192,674	56,230	56,865
Units redeemed	(74,046)	(22,563)	(1,665)	–	(35,804)	(17,309)	(10,276)	(6,330)

Ending units	53,000	78,176	20,812	–	291,396	214,290	118,172	72,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FAMIntIndx		MLVIFLCCore2		NBAMTInt		NBAMTReg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$138	–	8,726	–	664	–	(162)	–
Realized gain (loss) on investments	29	–	3,475	–	2,547	–	2,701	–
Change in unrealized gain (loss) on investments	385	–	2,790	–	32,993	–	7,430	–
Reinvested capital gains	26	–	82,926	–	3,050	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	578	–	97,917	–	39,254	–	9,969	–

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	179,756	–	21,870	–	7,400	–
Transfers between funds	10,510	–	1,769,830	–	591,616	–	274,800	–
Surrenders (note 6)	–	–	(15,532)	–	(1,650)	–	(19,240)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(4,560)	–	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	(476)	–	(1,328)	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(48)	–	(8,628)	–	(11,664)	–	(2,124)	–
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(534)	–	(142)	–
MSP contracts	–	–	–	–	(1)	–	(7)	–
SL contracts	–	–	–	–	(1)	–	(3)	–
Adjustments to maintain reserves	32	–	26	–	73	–	67	–

Net equity transactions	10,494	–	1,925,452	–	594,673	–	259,423	–

Net change in contract owners’ equity	11,072	–	2,023,369	–	633,927	–	269,392	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$11,072	–	2,023,369	–	633,927	–	269,392	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	957	–	175,601	–	55,621	–	25,079	–
Units redeemed	(5)	–	(767)	–	(1,671)	–	(1,979)	–

Ending units	952	–	174,834	–	53,950	–	23,100	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTGuard		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$8,896	1,257	214,521	115,788	(24,851)	(38,881)	181,744	(12,962)
Realized gain (loss) on investments	1,071,673	589,742	(63,991)	(31,570)	3,965,024	(143,920)	3,223,639	557,880
Change in unrealized gain (loss) on investments	29,510	1,416,484	(61,052)	(71,615)	549,775	6,035,016	(223,832)	2,294,858
Reinvested capital gains	–	–	–	–	–	–	4,592	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,079	2,007,483	89,478	12,603	4,489,948	5,852,215	3,186,143	2,839,776

Equity transactions:
Purchase payments received from contract owners (note 6)	1,738,684	1,609,514	1,286,146	274,148	5,156,916	5,727,688	2,016,266	1,780,040
Transfers between funds	(1,115,540)	(1,745,024)	3,474,880	2,164,314	(5,894,314)	(2,771,470)	1,247,214	5,925,040
Surrenders (note 6)	(1,002,208)	(254,328)	(187,828)	(77,310)	(6,484,224)	(1,757,193)	(3,881,124)	(837,024)
Death benefits (note 4)	(52,436)	(86,740)	(68,168)	–	(104,540)	(25,890)	(8,784)	(37,496)
Net policy repayments (loans) (note 5)	(88,276)	(49,656)	(6,508)	(24,204)	(277,610)	(101,094)	(279,760)	52,094
Deductions for surrender charges (note 2d)	(30,876)	(34,342)	(8,856)	(1,843)	(147,180)	(131,963)	(88,342)	(43,044)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(581,516)	(647,614)	(246,608)	(104,620)	(1,924,068)	(2,134,402)	(840,918)	(746,454)
Asset charges (note 3):
FPVUL & VEL contracts	(32,955)	(31,107)	(12,987)	(6,232)	(92,477)	(84,046)	(47,738)	(38,362)
MSP contracts	(962)	(910)	(472)	(379)	(1,966)	(1,769)	(1,654)	(1,569)
SL contracts	(4,015)	(5,082)	(2,044)	(895)	(13,348)	(12,056)	(10,122)	(8,439)
Adjustments to maintain reserves	100	(31,122)	200	62	(4,370)	14,566	830	641

Net equity transactions	(1,170,000)	(1,276,411)	4,227,755	2,223,041	(9,787,181)	(1,277,629)	(1,894,132)	6,045,427

Net change in contract owners’ equity	(59,921)	731,072	4,317,233	2,235,644	(5,297,233)	4,574,586	1,292,011	8,885,203
Contract owners’ equity beginning of period	14,669,028	13,937,956	3,416,546	1,180,902	43,433,656	38,859,070	22,170,463	13,285,260

Contract owners’ equity end of period	$14,609,107	14,669,028	7,733,779	3,416,546	38,136,423	43,433,656	23,462,474	22,170,463

CHANGES IN UNITS:
Beginning units	1,000,824	1,111,032	335,648	116,918	3,470,750	3,421,784	1,731,354	1,221,620

Units purchased	389,304	232,109	467,743	250,023	679,255	1,091,843	513,241	918,586
Units redeemed	(455,346)	(342,317)	(54,419)	(31,293)	(1,706,343)	(1,042,877)	(709,749)	(408,852)

Ending units	934,782	1,000,824	748,972	335,648	2,443,662	3,470,750	1,534,846	1,731,354

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTSocRes		NBAMTFasc		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(271)	(215)	(3,239)	(2,756)	(58,472)	(87,334)	958,062	115,666
Realized gain (loss) on investments	34,585	2,371	135,918	33,284	8,348,656	1,101,651	578,276	(1,089,175)
Change in unrealized gain (loss) on investments	59,578	61,525	(93,155)	147,002	(2,182,218)	10,016,449	4,398,023	9,875,610
Reinvested capital gains	3,326	–	7,692	5,080	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	97,218	63,681	47,216	182,610	6,107,966	11,030,766	5,934,361	8,902,101

Equity transactions:
Purchase payments received from contract owners (note 6)	313,774	129,580	471,948	262,754	8,090,218	9,824,252	21,711,790	23,669,318
Transfers between funds	727,176	320,250	(958,828)	1,252,168	(10,107,086)	(2,527,142)	(16,457,702)	4,779,426
Surrenders (note 6)	(85,330)	(4,621)	(309,050)	(5,568)	(9,951,726)	(3,470,078)	(19,271,526)	(4,620,095)
Death benefits (note 4)	–	–	(1,130)	(766)	(106,858)	(94,766)	(158,872)	(192,026)
Net policy repayments (loans) (note 5)	242	(2,044)	(14,204)	(2,002)	(661,682)	(478,916)	(624,116)	(421,134)
Deductions for surrender charges (note 2d)	(1,526)	(716)	(1,752)	(90)	(243,372)	(210,489)	(319,496)	(328,037)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(77,622)	(40,158)	(64,846)	(41,206)	(2,747,066)	(3,142,394)	(4,695,310)	(5,210,128)
Asset charges (note 3):
FPVUL & VEL contracts	(3,337)	(1,194)	(1,788)	(1,073)	(129,137)	(120,103)	(190,375)	(180,963)
MSP contracts	(91)	(25)	–	–	(2,946)	(2,816)	(5,610)	(5,059)
SL contracts	(893)	(250)	(329)	(113)	(13,009)	(12,403)	(24,477)	(22,776)
Adjustments to maintain reserves	2	140	(28)	135	(3,681)	(1,847)	1	(8,286)

Net equity transactions	872,395	400,962	(880,007)	1,464,239	(15,876,345)	(236,702)	(20,035,693)	17,460,240

Net change in contract owners’ equity	969,613	464,643	(832,791)	1,646,849	(9,768,379)	10,794,064	(14,101,332)	26,362,341
Contract owners’ equity beginning of period	592,598	127,955	2,515,059	868,210	65,339,442	54,545,378	144,808,609	118,446,268

Contract owners’ equity end of period	$1,562,211	592,598	1,682,268	2,515,059	55,571,063	65,339,442	130,707,277	144,808,609

CHANGES IN UNITS:
Beginning units	42,274	10,340	179,164	69,138	5,915,758	5,597,728	11,425,008	9,502,860

Units purchased	69,573	36,335	57,082	131,687	2,290,601	2,629,430	7,056,358	3,908,910
Units redeemed	(7,555)	(4,401)	(119,752)	(21,661)	(3,503,603)	(2,311,400)	(7,798,092)	(1,986,762)

Ending units	104,292	42,274	116,494	179,164	4,702,756	5,915,758	10,683,274	11,425,008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec		OppHighInc		OppMSFund		OppMSSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$510,971	470,329	188,043	75,091	529,350	307,388	(1,163)	(390)
Realized gain (loss) on investments	5,322,204	2,722,991	(50,931)	58,940	1,705,806	382,536	71,417	142,686
Change in unrealized gain (loss) on investments	2,527,482	6,067,450	(47,298)	55,598	9,374	3,143,915	117,558	147,966
Reinvested capital gains	–	–	–	–	–	–	53,070	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,360,657	9,260,770	89,814	189,629	2,244,530	3,833,839	240,882	290,262

Equity transactions:
Purchase payments received from contract owners (note 6)	7,081,714	6,960,044	538,178	345,332	5,707,864	6,830,182	394,638	372,804
Transfers between funds	907,058	7,910,846	431,688	1,411,694	(2,801,076)	(5,157,620)	495,442	337,728
Surrenders (note 6)	(7,039,230)	(1,475,823)	(136,760)	(121,394)	(3,983,586)	(1,808,071)	(71,788)	(149,423)
Death benefits (note 4)	(44,770)	(81,242)	(2,084)	–	(211,410)	(57,470)	(2,630)	(4,692)
Net policy repayments (loans) (note 5)	(394,164)	(100,632)	(30,886)	(21,942)	(402,058)	(167,212)	(59,140)	1,588
Deductions for surrender charges (note 2d)	(101,854)	(102,825)	(12,660)	(12,864)	(185,490)	(162,716)	(8,466)	(8,483)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,108,658)	(2,045,172)	(249,062)	(146,004)	(2,344,784)	(2,636,462)	(169,816)	(110,310)
Asset charges (note 3):
FPVUL & VEL contracts	(87,539)	(73,087)	(9,638)	(5,776)	(123,336)	(116,761)	(8,403)	(5,139)
MSP contracts	(1,846)	(1,519)	(102)	(53)	(5,206)	(5,220)	(96)	(414)
SL contracts	(14,320)	(12,227)	(1,089)	(356)	(17,120)	(15,873)	(672)	(315)
Adjustments to maintain reserves	(735)	432,717	48	75	(22,898)	4,362	(6)	129

Net equity transactions	(1,804,344)	11,411,080	527,633	1,448,712	(4,389,100)	(3,292,861)	569,063	433,473

Net change in contract owners’ equity	6,556,313	20,671,850	617,447	1,638,341	(2,144,570)	540,978	809,945	723,735
Contract owners’ equity beginning of period	60,364,875	39,693,025	3,178,502	1,540,161	42,442,770	41,901,792	1,854,512	1,130,777

Contract owners’ equity end of period	$66,921,188	60,364,875	3,795,949	3,178,502	40,298,200	42,442,770	2,664,457	1,854,512

CHANGES IN UNITS:
Beginning units	5,430,766	4,248,465	260,866	137,738	3,750,564	4,090,438	111,964	81,527

Units purchased	2,878,688	2,366,576	74,854	147,625	1,087,846	1,008,403	56,039	65,547
Units redeemed	(3,036,140)	(1,184,275)	(31,224)	(24,497)	(1,524,666)	(1,348,277)	(21,657)	(35,110)

Ending units	5,273,314	5,430,766	304,496	260,866	3,313,744	3,750,564	146,346	111,964

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec3		PVITAllAsset		PIMLowDur		PIMRealRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,266)	–	149,414	6,886	990,266	537,462	682,032	88,916
Realized gain (loss) on investments	65,081	–	4,077	508	(186,935)	36,705	150,024	195,127
Change in unrealized gain (loss) on investments	764,233	–	50,480	(2,204)	(595,391)	11,372	(739,307)	142,688
Reinvested capital gains	–	–	12,230	162	104,450	178,924	345,124	517,832

Net increase (decrease) in contract owners’ equity resulting from operations	828,048	–	216,201	5,352	312,390	764,463	437,873	944,563

Equity transactions:
Purchase payments received from contract owners (note 6)	2,779,566	–	240,212	(4)	4,651,648	6,466,440	5,417,370	2,797,084
Transfers between funds	5,535,992	–	3,418,706	271,546	15,350,362	9,533,832	10,901,204	7,867,118
Surrenders (note 6)	(244,838)	–	–	–	(28,029,434)	(3,088,632)	(3,182,524)	(852,849)
Death benefits (note 4)	(25,442)	–	–	–	(43,444)	(141,070)	(41,306)	(21,796)
Net policy repayments (loans) (note 5)	99,806	–	–	–	(20)	–	10	–
Deductions for surrender charges (note 2d)	(20,618)	–	–	–	–	(98,060)	–	(21,200)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(218,144)	–	(37,340)	(1,184)	(827,922)	(998,114)	(521,088)	(292,236)
Asset charges (note 3):
FPVUL & VEL contracts	(10,565)	–	–	–	–	–	–	–
MSP contracts	(257)	–	–	–	–	–	–	–
SL contracts	(3,052)	–	–	–	–	–	–	–
Adjustments to maintain reserves	286	–	5	27	(2,218)	(4,423)	(6,521)	(3,936)

Net equity transactions	7,892,734	–	3,621,583	270,385	(8,901,028)	11,669,973	12,567,145	9,472,185

Net change in contract owners’ equity	8,720,782	–	3,837,784	275,737	(8,588,638)	12,434,436	13,005,018	10,416,748
Contract owners’ equity beginning of period	–	–	275,737	–	47,945,937	35,511,501	18,779,899	8,363,151

Contract owners’ equity end of period	$8,720,782	–	4,113,521	275,737	39,357,299	47,945,937	31,784,917	18,779,899

CHANGES IN UNITS:
Beginning units	–	–	24,614	–	4,539,622	3,413,680	1,538,994	744,303

Units purchased	766,045	–	365,450	25,169	3,460,367	2,874,199	2,077,818	1,162,498
Units redeemed	(42,909)	–	(43,578)	(555)	(4,300,181)	(1,748,257)	(1,061,138)	(367,807)

Ending units	723,136	–	346,486	24,614	3,699,808	4,539,622	2,555,674	1,538,994

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PIMTotRet		PVCTHiYield		PVTGroInc		PVTIntEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,469,162	953,112	499,686	647,890	15,494	5,400	23,274	13,509
Realized gain (loss) on investments	(2,913)	225,440	(66,334)	191,978	21,915	5,250	106,954	54,994
Change in unrealized gain (loss) on investments	(2,205,252)	451,710	(555,063)	12,692	20,998	71,844	97,263	144,657
Reinvested capital gains	1,411,494	1,031,052	327,788	50,706	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,672,491	2,661,314	206,077	903,266	58,407	82,494	227,491	213,160

Equity transactions:
Purchase payments received from contract owners (note 6)	12,384,494	10,162,492	1,262,376	1,284,216	229,886	149,342	190,056	157,048
Transfers between funds	13,111,258	14,787,330	2,312,216	(1,391,140)	68,440	539,848	453,196	571,550
Surrenders (note 6)	(4,948,132)	(1,849,835)	(1,118,194)	(202,487)	(61,800)	(13,683)	(75,660)	(18,702)
Death benefits (note 4)	(82,760)	(87,364)	(16,674)	(27,808)	–	–	–	–
Net policy repayments (loans) (note 5)	(59,414)	–	10	–	(7,834)	(10,414)	(2,638)	(236)
Deductions for surrender charges (note 2d)	–	(28,288)	–	(7,654)	(6,558)	(1,153)	(5,496)	(853)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(1,316,828)	(1,169,340)	(155,358)	(246,358)	(90,674)	(52,578)	(72,620)	(66,042)
Asset charges (note 3):
FPVUL & VEL contracts	–	–	–	–	(3,647)	(1,892)	(3,903)	(2,789)
MSP contracts	–	–	–	–	(34)	(8)	(177)	(144)
SL contracts	–	–	–	–	(185)	(56)	(2,388)	(480)
Adjustments to maintain reserves	(21,486)	(5,184)	(73)	5,499	26	92	25	77

Net equity transactions	19,067,132	21,809,811	2,284,303	(585,732)	127,620	609,498	480,395	639,429

Net change in contract owners’ equity	20,739,623	24,471,125	2,490,380	317,534	186,027	691,992	707,886	852,589
Contract owners’ equity beginning of period	68,925,976	44,454,851	8,626,897	8,309,363	964,005	272,013	1,599,310	746,721

Contract owners’ equity end of period	$89,665,599	68,925,976	11,117,277	8,626,897	1,150,032	964,005	2,307,196	1,599,310

CHANGES IN UNITS:
Beginning units	6,094,914	4,110,079	584,660	605,437	69,826	21,892	107,542	58,343

Units purchased	4,650,228	2,932,313	689,878	483,764	22,192	54,544	42,649	54,566
Units redeemed	(2,989,182)	(947,478)	(535,120)	(504,541)	(12,856)	(6,610)	(11,915)	(5,367)

Ending units	7,755,960	6,094,914	739,418	584,660	79,162	69,826	138,276	107,542

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVTVoyII		RCFMicroCap		TRowNewAmG		TRPBluChpGrII
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,751	299	96,192	(71,700)	(22,046)	(66)	318	–
Realized gain (loss) on investments	7,602	1,952	667,307	1,460,029	11,876	96	3,925	–
Change in unrealized gain (loss) on investments	10,546	13,776	2,639,776	(730,678)	642,042	4,161	9,234	–
Reinvested capital gains	–	–	593,782	1,893,810	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,899	16,027	3,997,057	2,551,461	631,872	4,191	13,477	–

Equity transactions:
Purchase payments received from contract owners (note 6)	105,898	114,522	4,740,150	5,455,688	1,125,026	553,966	41,398	–
Transfers between funds	9,278	111,066	6,725,044	8,683,586	10,104,458	2,066,602	333,894	–
Surrenders (note 6)	(32,990)	(139)	(2,695,940)	(980,613)	(1,324)	–	–	–
Death benefits (note 4)	(29,824)	(2,104)	(17,684)	(63,360)	–	–	–	–
Net policy repayments (loans) (note 5)	(1,908)	(3,574)	(15,066)	60,952	–	–	(8,488)	–
Deductions for surrender charges (note 2d)	(2,940)	(9)	–	(31,357)	–	–	–	–
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(41,046)	(35,112)	(575,576)	(483,476)	(104,032)	(352)	(5,912)	–
Asset charges (note 3):
FPVUL & VEL contracts	(1,390)	(913)	–	–	–	–	(465)	–
MSP contracts	(6)	–	–	–	–	–	(8)	–
SL contracts	(113)	(88)	–	–	–	–	(25)	–
Adjustments to maintain reserves	24	61	233	(7,524)	(6)	1,374	88	–

Net equity transactions	4,983	183,710	8,161,161	12,633,896	11,124,122	2,621,590	360,482	–

Net change in contract owners’ equity	24,882	199,737	12,158,218	15,185,357	11,755,994	2,625,781	373,959	–
Contract owners’ equity beginning of period	334,468	134,731	26,739,683	11,554,326	2,625,781	–	–	–

Contract owners’ equity end of period	$359,350	334,468	38,897,901	26,739,683	14,381,775	2,625,781	373,959	–

CHANGES IN UNITS:
Beginning units	26,864	11,366	1,568,630	769,030	242,954	–	–	–

Units purchased	9,766	19,141	1,454,511	1,170,660	1,169,650	242,989	34,381	–
Units redeemed	(9,322)	(3,643)	(974,581)	(371,060)	(134,544)	(35)	(1,331)	–

Ending units	27,308	26,864	2,048,560	1,568,630	1,278,060	242,954	33,050	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	TRowEqInc2		TRLimTrmBnd2		TRowMidCap2		VEWrldEMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$665,219	430,246	2,024	–	(69,266)	(81,638)	77,634	42,391
Realized gain (loss) on investments	2,694,532	2,128,371	(13)	–	3,166,572	1,664,781	3,049,750	1,046,565
Change in unrealized gain (loss) on investments	(4,229,484)	2,187,744	(1,192)	–	(1,508,118)	3,483,713	(29,014)	1,246,193
Reinvested capital gains	3,101,640	997,736	–	–	1,546,394	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,231,907	5,744,097	819	–	3,135,582	5,066,856	3,098,370	2,335,149

Equity transactions:
Purchase payments received from contract owners (note 6)	8,267,440	5,856,754	3,104	–	3,502,378	3,574,312	1,145,516	1,397,150
Transfers between funds	21,558,452	15,347,540	199,838	–	2,669,954	4,848,514	(2,645,068)	4,094,266
Surrenders (note 6)	(11,550,652)	(624,002)	–	–	(13,090,592)	(870,149)	(1,705,926)	(741,016)
Death benefits (note 4)	(68,344)	(101,604)	–	–	(9,362)	(78,028)	(11,994)	(28,574)
Net policy repayments (loans) (note 5)	(25,616)	101,586	–	–	–	–	(385,634)	(110,950)
Deductions for surrender charges (note 2d)	–	(18,144)	–	–	–	(33,245)	(56,880)	(34,947)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(978,192)	(650,674)	(2,056)	–	(369,676)	(502,182)	(530,786)	(498,772)
Asset charges (note 3):
FPVUL & VEL contracts	(892)	–	(180)	–	–	–	(34,020)	(25,885)
MSP contracts	(14)	–	–	–	–	–	(480)	(499)
SL contracts	(129)	–	(40)	–	–	–	(4,100)	(3,423)
Adjustments to maintain reserves	(723)	22,052	17	–	(2,989)	364	(2,490)	(7,567)

Net equity transactions	17,201,330	19,933,508	200,683	–	(7,300,287)	6,939,586	(4,231,862)	4,039,783

Net change in contract owners’ equity	19,433,237	25,677,605	201,502	–	(4,164,705)	12,006,442	(1,133,492)	6,374,932
Contract owners’ equity beginning of period	49,667,989	23,990,384	–	–	32,268,277	20,261,835	14,894,146	8,519,214

Contract owners’ equity end of period	$69,101,226	49,667,989	201,502	–	28,103,572	32,268,277	13,760,654	14,894,146

CHANGES IN UNITS:
Beginning units	3,441,590	1,900,200	–	–	1,942,056	1,435,604	954,538	738,211

Units purchased	3,455,577	2,287,540	20,121	–	813,669	1,051,136	280,840	415,455
Units redeemed	(2,269,447)	(746,150)	(225)	–	(1,273,821)	(544,684)	(536,858)	(199,128)

Ending units	4,627,720	3,441,590	19,896	–	1,481,904	1,942,056	698,520	954,538

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKoreFI		VKEmMkt		VKMidCapG
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$26,413	14,450	34,365	12,300	768,924	730,431	(2,536)	(4,266)
Realized gain (loss) on investments	2,105,837	1,115,124	760	677	103,612	492,318	612,444	520,995
Change in unrealized gain (loss) on investments	3,024,831	521,610	(4,172)	807	211,347	(638,091)	(107,928)	260,318
Reinvested capital gains	–	–	7,318	778	166,324	349,082	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,157,081	1,651,184	38,271	14,562	1,250,207	933,740	501,980	777,047

Equity transactions:
Purchase payments received from contract owners (note 6)	1,342,472	1,142,488	163,676	62,392	1,500,046	1,323,678	798,064	619,682
Transfers between funds	4,481,862	1,737,814	733,546	372,898	1,973,702	504,330	488,932	69,430
Surrenders (note 6)	(3,026,088)	(256,163)	(5,126)	(2,737)	(738,728)	(1,343,729)	(1,480,310)	(432,797)
Death benefits (note 4)	(17,978)	(166)	(1,048)	–	(7,230)	(26,100)	(6)	(11,296)
Net policy repayments (loans) (note 5)	(469,262)	(17,776)	3,826	(4,730)	(237,600)	(65,000)	(4,384)	(29,804)
Deductions for surrender charges (note 2d)	(7,698)	(14,723)	(1,576)	(106)	(25,750)	(27,754)	(29,920)	(9,778)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(385,080)	(282,138)	(69,530)	(24,990)	(411,882)	(486,288)	(165,004)	(192,616)
Asset charges (note 3):
FPVUL & VEL contracts	(23,737)	(12,825)	(3,010)	(1,071)	(19,780)	(18,785)	(9,426)	(8,360)
MSP contracts	(564)	(516)	(9)	(10)	(892)	(866)	(156)	(135)
SL contracts	(4,586)	(3,295)	(266)	(41)	(3,096)	(2,496)	(934)	(839)
Adjustments to maintain reserves	(1,623)	(3,917)	20	59	65	(19,795)	28	290

Net equity transactions	1,887,718	2,288,783	820,503	401,664	2,028,855	(162,805)	(403,116)	3,777

Net change in contract owners’ equity	7,044,799	3,939,967	858,774	416,226	3,279,062	770,935	98,864	780,824
Contract owners’ equity beginning of period	9,821,409	5,881,442	543,841	127,615	10,013,347	9,242,412	4,469,099	3,688,275

Contract owners’ equity end of period	$16,866,208	9,821,409	1,402,615	543,841	13,292,409	10,013,347	4,567,963	4,469,099

CHANGES IN UNITS:
Beginning units	656,558	495,019	50,918	12,470	582,104	594,194	616,296	618,638

Units purchased	553,270	243,756	82,630	41,826	302,206	287,526	359,927	230,285
Units redeemed	(491,164)	(82,217)	(7,536)	(3,378)	(202,038)	(299,616)	(439,693)	(232,627)

Ending units	718,664	656,558	126,012	50,918	682,272	582,104	536,530	616,296

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKUSRealEst		StOpp2
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$665,982	677,509	(39,171)	(58,999)
Realized gain (loss) on investments	6,251,798	2,168,984	5,230,150	1,604,983
Change in unrealized gain (loss) on investments	1,277,163	11,244,483	(3,039,693)	4,189,292
Reinvested capital gains	1,656,042	870,754	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,850,985	14,961,730	2,151,286	5,735,276

Equity transactions:
Purchase payments received from contract owners (note 6)	9,546,940	7,106,016	5,081,812	5,364,084
Transfers between funds	3,311,152	5,390,914	(8,191,432)	(2,354,336)
Surrenders (note 6)	(8,585,088)	(2,883,199)	(4,838,992)	(3,743,160)
Death benefits (note 4)	(38,984)	(169,996)	(19,018)	(35,354)
Net policy repayments (loans) (note 5)	(770,598)	(81,516)	(60,236)	186,860
Deductions for surrender charges (note 2d)	(162,314)	(153,064)	(83,646)	(111,528)
Redemptions to pay cost of insurance charges and administrative charges (notes 2b and 2c)	(2,612,016)	(2,145,706)	(1,149,974)	(1,439,780)
Asset charges (note 3):
FPVUL & VEL contracts	(118,020)	(85,785)	(53,858)	(50,514)
MSP contracts	(9,138)	(8,685)	(1,436)	(1,454)
SL contracts	(14,556)	(10,809)	(12,209)	(12,877)
Adjustments to maintain reserves	1,172	(10,031)	(123)	37,521

Net equity transactions	548,550	6,948,139	(9,329,112)	(2,160,538)

Net change in contract owners’ equity	10,399,535	21,909,869	(7,177,826)	3,574,738
Contract owners’ equity beginning of period	60,026,387	38,116,518	37,237,824	33,663,086

Contract owners’ equity end of period	$70,425,922	60,026,387	30,059,998	37,237,824

CHANGES IN UNITS:
Beginning units	2,693,498	2,305,407	3,328,492	3,554,641

Units purchased	1,231,087	910,758	1,435,568	1,034,598
Units redeemed	(1,215,101)	(522,667)	(2,278,718)	(1,260,747)

Ending units	2,709,484	2,693,498	2,485,342	3,328,492

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT–4

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Funds of the AIM Variable Insurance Fund (AIM VIF);

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)

    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)

    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)

Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)

    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlVPSmCapVA)

        (formerly AllianceBernstein VPSF, Inc. – AllianceBernstein Small Cap Value Portfolio – Class A)

Portfolios of AllianceBernstein;

    AllianceBernstein Growth and Income Fund – Class A (AlGrIncA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – Mid Cap Value Fund – Class I (ACVPMidCpVal)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)

    American Century VP – Value Fund – Class I (ACVPVal)

    American Century VP – VistaSM Fund – Class I (ACVPVista)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP II);

    American Century VP II – Inflation Protection Fund – Class II (ACVPInflaPro)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP III);

    American Century VP III – International Fund – Class III (ACVPInt3)

Portfolios of Baron Capital Asset Trust Insurance Series (Baron Capital Funds Trust IS);

    Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)

Portfolio of the Calvert Variable Series (Calvert VS);

    Calvert VS – Social Equity Portfolio (CVSSoEq)

Portfolios of the Credit Suisse Trust (Credit Suisse Trust);

    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS)

        (formerly Dreyfus Investment Portfolios – MidCap Stock Portfolio – Service Shares)

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of Federated Insurance Series (Federated IS);

    Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

    Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)

    Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS)

    Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS)

    Fidelity® VIP – Overseas Portfolio: Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)

    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP IV);

    Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2 (FidVIPCon2)

Portfolios of the Fidelity® Variable Insurance Products Freedom Funds (Fidelity® VIP FF);

    Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class (FidFF2010)

    Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class (FidFF2020)

    Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class (FidFF2030)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I (FrVIPRisDiv)

    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I (FTVIPSmCpVal)

    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I (FrVIPForSec)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP II);

    Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCpValS)

    Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP III);

    Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3 (FrVIPGISec3)

    Franklin Templeton VIP III – Templeton Developing Markets Securities Fund –

        Class 3 (TmDevMktS3)

    Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus International Value Fund – Class I (GVITDryIntVal)

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)

    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)

    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)

    Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)

    Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT III)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT III – Dreyfus International Value Fund – Class III (GVITDryIntVal3)

    Gartmore GVIT III – Emerging Markets Fund: Class III (GVITEmMrkts3)

    Gartmore GVIT III – Federated High Income Bond Fund: Class III (GVITFHiInc3)

    Gartmore GVIT III – Global Health Sciences Fund: Class III (GVITGlHlth3)

    Gartmore GVIT III – Global Technology and Communications Fund: Class III (GVITGlTech3)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT V)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5)

Funds of the Gartmore Variable Insurance Trust – Investor Destinations

(Gartmore GVIT ID II) (Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)

Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);

    Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)

    Janus AS – Forty Portfolio – Service Shares (JanCapAp)

        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

    Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares (JanRMgLgCap)

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);

    JPMorgan IT – Bond Portfolio (OGBond)* (formerly One Group® Investment Trust Bond Portfolio)

    JPMorgan IT – Diversified Equity Portfolio (OGDivEq)*

        (formerly One Group® Investment Trust Diversified Equity Portfolio)

    JPMorgan IT – Diversified Mid Cap Portfolio (OGDivMidCap)*

        (formerly One Group® Investment Trust Diversified Mid Cap Portfolio)

    JPMorgan IT – Equity Index Portfolio (OGEqIndx)*

        (formerly One Group® Investment Trust Equity Index Portfolio)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    JPMorgan IT – Government Bond Portfolio (OGGvtBd)*

        (formerly One Group® Investment Trust Government Bond Portfolio)

    JPMorgan IT – JPMorgan Investment Trust Balanced Portfolio (OGBal)*

        (formerly One Group® Investment Trust Balanced Portfolio)

    JPMorgan IT – Large Cap Growth Portfolio (OGLgCapGr)*

        (formerly One Group® Investment Trust Large Cap Growth Portfolio)

    JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr)

        (formerly One Group® Investment Trust Mid Cap Growth Portfolio)

    JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV)

        (formerly One Group® Investment Trust Mid Cap Value Portfolio)

Funds of Lord Abbett (Lord Abbett);

    Lord Abbett Series Mid Cap Value Fund – VC (LASMdCpVaVC)

Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);

    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)

    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)

Funds of Merrill Lynch – FAM Variable Series Funds, Inc. (Merrill Lynch – FAM VSF II);

    Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II (FAMIntIndx)

Funds of Merrill Lynch (Mercury II);

    Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2)

        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Core – Class II)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares (NBAMTLMat)

    Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart)

    Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr)

    Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares (NBAMTSocRes)

    Neuberger Berman AMT – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman AMT – Regency Portfolio – Class S (NBAMTReg)

    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Funds – High Income Fund/VA – Initial Class (OppHighInc)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)

    Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class (OppMSSmCap)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds III);

    Oppenheimer Funds III – Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);

    PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset)

    PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur)

    PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet)

    PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet)

Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);

    Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield)

Funds of the Putnam Variable Trust (Putnam VT IB);

    Putnam VT IB – Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq)

    Putnam VT IB – Voyager II Fund – IB Shares (PVTVoyII)

Portfolios of Royce Capital Funds (Royce Capital Funds);

    Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of T. Rowe Price Funds, Inc. (T. Rowe Price);

    T. Rowe Price – Equity Income Fund (TRPEqInc)*

    T. Rowe Price – MidCap Growth Fund (TRPMidCapGr)*

    T. Rowe Price – New America Growth Portfolio (TRowNewAmG)

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);

    T. Rowe Price II – Blue Chip Growth Portfolio – II (TRPBluChpGrII)

    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio –

        Class II (TRLimTrmBnd2)

    T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Waddell and Reed (W & R Target Funds, Inc.);

    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)*

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)*

    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGrw)*

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);

    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $38,078,931 and $39,284,717, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges

For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)	Asset Charges

(a)	Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

(b)	Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

For Choice LifeSM contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c)	Survivorship Life Contracts (SL)

For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Corporate Contracts

For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier for Corporate Series contracts applies as 0.20% for all policy years. This charge is assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $33,113,861 and $46,330,959, respectively, and total transfers from the Account to the fixed account were $55,474,580 and $52,265,691, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM

AIM VIF – Basic Value Fund – Series I Shares
2005	0.00%	300,432	$15.460790	$4,644,916	0.09%	5.74%
2004	0.00%	218,854	14.622048	3,200,094	0.00%	11.07%
2003	0.00%	62,247	13.164786	819,468	0.06%	33.63%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.00%	85,976	14.382523	1,236,552	0.08%	8.84%
2004	0.00%	57,596	13.214909	761,126	0.00%	6.63%
2003	0.00%	26,916	12.393708	333,589	0.00%	23.94%	05/01/03

AIM VIF – Capital Development Fund – Series I Shares
2005	0.00%	164,886	16.830569	2,775,125	0.00%	9.60%
2004	0.00%	122,266	15.355666	1,877,476	0.00%	15.50%
2003	0.00%	33,912	13.294993	450,860	0.00%	35.36%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.00%	247,326	15.525074	3,839,754	1.48%	4.87%
2004	0.00%	243,956	14.804614	3,611,674	0.92%	11.46%
2003	0.00%	145,925	13.282209	1,938,206	0.51%	32.50%

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.00%	198,030	17.597332	3,484,800	0.74%	6.91%
2004	0.00%	181,154	16.459431	2,981,692	0.13%	19.30%
2003	0.00%	28,635	13.796395	395,060	0.13%	37.96%	05/01/03

American Century VP – Income & Growth Fund – Class I
2005	0.00%	1,496,010	15.123633	22,625,106	1.94%	4.63%
2004	0.00%	1,546,166	14.454301	22,348,749	1.37%	12.99%
2003	0.00%	1,520,999	12.792293	19,457,065	1.28%	29.35%
2002	0.00%	1,357,662	9.889493	13,426,589	1.00%	-19.37%
2001	0.00%	1,161,596	12.265301	14,247,325	0.85%	-8.35%

American Century VP – International Fund – Class I
2005	0.00%	1,314,688	14.809535	19,469,918	1.25%	13.25%
2004	0.00%	1,713,168	13.076396	22,402,063	0.56%	14.92%
2003	0.00%	1,660,633	11.378318	18,895,210	0.73%	24.51%
2002	0.00%	1,633,924	9.138486	14,931,592	0.78%	-20.37%
2001	0.00%	1,473,365	11.476396	16,908,920	0.08%	-29.17%

American Century VP – Mid Cap Value Fund – Class I
2005	0.00%	57,178	11.322176	647,379	1.24%	13.22%	05/02/05

American Century VP – Ultra® Fund – Class I
2005	0.00%	263,874	11.352287	2,995,573	0.00%	2.17%
2004	0.00%	229,742	11.111676	2,552,819	0.00%	10.68%
2003	0.00%	208,689	10.039885	2,095,214	0.00%	24.90%
2002	0.00%	75,002	8.038471	602,901	0.66%	-19.62%	05/01/02

American Century VP – Value Fund – Class I
2005	0.00%	2,800,196	18.743947	52,486,725	0.83%	5.03%
2004	0.00%	2,668,438	17.845717	47,620,189	0.97%	14.33%
2003	0.00%	2,467,117	15.608555	38,508,131	1.04%	28.96%
2002	0.00%	2,232,546	12.103586	27,021,813	0.75%	-12.62%
2001	0.00%	1,382,368	13.851627	19,148,046	0.60%	12.82%

American Century VP – VistaSM Fund – Class I
2005	0.00%	7,434	11.463606	85,220	0.00%	14.64%	05/02/05

American Century VP II – Inflation Protection Fund – Class II
2005	0.00%	535,932	11.094803	5,946,060	4.48%	1.56%
2004	0.00%	457,932	10.924094	5,002,492	3.35%	5.81%
2003	0.00%	108,990	10.324182	1,125,233	1.85%	3.24%	04/30/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP III – International Fund – Class III
2005	0.00%	366,150	$11.673757	$4,274,346	0.00%	16.74%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.00%	48,980	13.421675	657,394	0.00%	16.14%
2004	0.00%	54,638	11.556117	631,403	0.00%	17.99%
2003	0.00%	58,125	9.794203	569,288	0.00%	47.66%
2002	0.00%	56,373	6.633112	373,928	0.00%	-34.16%
2001	0.00%	67,655	10.074042	681,559	0.00%	-28.63%

Credit Suisse Trust – International Focus Portfolio
2005	0.00%	132,046	13.373190	1,765,876	0.88%	17.44%
2004	0.00%	141,708	11.387391	1,613,684	0.99%	14.74%
2003	0.00%	152,971	9.924331	1,518,135	0.49%	33.09%
2002	0.00%	158,237	7.456827	1,179,946	0.00%	-19.90%
2001	0.00%	166,542	9.309878	1,550,486	0.00%	-22.27%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.00%	117,378	15.179777	1,781,772	0.73%	8.14%
2004	0.00%	114,260	14.036771	1,603,841	0.58%	11.34%
2003	0.00%	114,258	12.606777	1,440,425	0.76%	25.16%
2002	0.00%	109,088	10.072243	1,098,761	0.76%	-23.09%
2001	0.00%	118,843	13.096944	1,556,480	0.00%	0.95%

Dreyfus IP – European Equity Portfolio
2002	0.00%	282	7.045961	1,987	0.00%	-22.64%
2001	0.00%	103,773	9.107778	945,141	0.79%	-28.13%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.00%	581,680	13.821296	8,039,571	0.00%	7.23%
2004	0.00%	589,810	12.889095	7,602,117	0.57%	21.88%
2003	0.00%	440,723	10.574853	4,660,581	0.27%	37.78%
2002	0.00%	142,420	7.675242	1,093,108	0.29%	-23.25%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.00%	12,914,370	14.220511	183,648,941	1.63%	4.69%
2004	0.00%	13,432,296	13.583304	182,454,960	1.82%	10.64%
2003	0.00%	12,939,837	12.277012	158,862,534	1.54%	28.36%
2002	0.00%	11,929,984	9.564281	114,101,719	1.45%	-22.36%
2001	0.00%	8,587,826	12.319059	105,793,935	1.14%	-12.18%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.00%	1,203,742	11.422458	13,749,692	0.00%	3.62%
2004	0.00%	1,320,272	11.023895	14,554,540	0.40%	6.21%
2003	0.00%	1,330,170	10.379305	13,806,240	0.11%	26.00%
2002	0.00%	1,313,324	8.237365	10,818,329	0.22%	-28.94%
2001	0.00%	1,235,879	11.592909	14,327,433	0.08%	-22.57%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.00%	1,326,026	14.469157	19,186,478	0.02%	4.38%
2004	0.00%	1,281,098	13.862320	17,758,990	1.67%	5.05%
2003	0.00%	1,185,642	13.196450	15,646,265	1.18%	21.17%
2002	0.00%	1,148,080	10.890932	12,503,661	1.22%	-16.71%
2001	0.00%	978,777	13.076512	12,798,989	0.90%	-9.31%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.00%	58,416	15.197076	887,752	0.00%	5.80%
2004	0.00%	63,226	14.363942	908,175	0.28%	11.34%
2003	0.00%	15,972	12.900917	206,053	0.11%	29.01%	05/01/03

Federated IS – American Leaders Fund II – Primary Shares
2005	0.00%	21,684	14.525597	314,973	1.48%	5.02%
2004	0.00%	22,444	13.830995	310,423	1.17%	9.78%
2003	0.00%	12,199	12.598945	153,695	0.00%	25.99%	05/01/03

Federated IS – Capital Appreciation Fund II – Primary Shares
2005	0.00%	26,192	13.192087	345,527	1.04%	1.91%
2004	0.00%	28,136	12.944293	364,201	0.42%	7.39%
2003	0.00%	8,379	12.052976	100,992	0.00%	20.53%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.00%	2,483,218	$14.136175	$35,103,204	3.55%	1.30%
2004	0.00%	2,361,192	13.955112	32,950,699	3.92%	3.62%
2003	0.00%	2,262,363	13.467590	30,468,577	3.30%	4.65%
2002	0.00%	2,274,059	12.869670	29,266,389	3.20%	9.31%
2001	0.00%	1,119,384	11.773915	13,179,532	2.92%	8.01%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.00%	3,799,536	15.511120	58,935,059	1.56%	5.76%
2004	0.00%	3,986,154	14.666699	58,463,721	1.39%	11.38%
2003	0.00%	3,691,492	13.167905	48,609,216	1.66%	30.22%
2002	0.00%	3,282,138	10.112108	33,189,334	1.50%	-17.00%
2001	0.00%	2,522,098	12.182836	30,726,306	1.13%	-5.09%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.00%	4,330,880	14.159785	61,324,330	0.41%	5.67%
2004	0.00%	4,602,660	13.399667	61,674,111	0.16%	3.26%
2003	0.00%	4,622,588	12.976175	59,983,511	0.18%	32.78%
2002	0.00%	4,393,697	9.772625	42,937,953	0.14%	-30.20%
2001	0.00%	3,993,015	14.000586	55,904,550	0.00%	-17.73%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.00%	1,308,856	10.398866	13,610,618	14.70%	2.52%
2004	0.00%	1,366,190	10.142968	13,857,221	8.03%	9.47%
2003	0.00%	1,549,745	9.265750	14,359,550	6.36%	26.97%
2002	0.00%	1,244,727	7.297581	9,083,496	9.18%	3.62%
2001	0.00%	1,007,961	7.042763	7,098,830	13.22%	-11.90%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.00%	1,411,140	15.731142	22,198,844	0.56%	18.97%
2004	0.00%	1,749,970	13.222678	23,139,290	0.98%	13.49%
2003	0.00%	1,414,346	11.651219	16,478,855	0.63%	43.20%
2002	0.00%	1,180,783	8.136116	9,606,987	0.64%	-20.34%
2001	0.00%	903,417	10.213884	9,227,396	5.46%	-21.27%

Fidelity® VIP – Overseas Portfolio: Service Class R
2005	0.00%	579,174	12.499996	7,239,673	0.00%	25.00%	05/02/05

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.00%	4,501,900	20.662750	93,021,634	0.19%	16.85%
2004	0.00%	4,151,040	17.683622	73,405,422	0.24%	15.34%
2003	0.00%	3,745,714	15.331836	57,428,673	0.30%	28.35%
2002	0.00%	3,355,920	11.945132	40,086,907	0.69%	-9.42%
2001	0.00%	2,969,205	13.187991	39,157,849	0.61%	-12.36%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.00%	649,570	10.880732	7,067,797	2.69%	2.08%
2004	0.00%	352,046	10.659014	3,752,463	1.68%	4.32%
2003	0.00%	67,767	10.217718	692,424	0.00%	2.18%	05/01/03

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.00%	1,129,706	10.846338	12,253,173	0.84%	8.86%
2004	0.00%	1,211,402	9.963454	12,069,748	0.48%	7.06%
2003	0.00%	1,245,460	9.306474	11,590,841	0.59%	29.66%
2002	0.00%	1,183,841	7.177547	8,497,074	0.93%	-21.92%
2001	0.00%	1,134,917	9.192068	10,432,234	0.23%	-14.44%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.00%	868,756	20.773676	18,047,256	0.00%	18.20%
2004	0.00%	431,128	17.574515	7,576,866	0.00%	24.77%
2003	0.00%	99,682	14.085331	1,404,054	0.00%	40.85%	05/01/03

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.00%	510,536	13.851491	7,071,685	0.00%	2.55%
2004	0.00%	337,180	13.506506	4,554,124	0.00%	13.99%
2003	0.00%	284,603	11.849148	3,372,303	0.00%	57.79%
2002	0.00%	19,541	7.509507	146,743	0.00%	-24.90%	05/01/02

Fidelity® VIP IV – Natural Resources Portfolio: Service Class 2
2005	0.00%	243,526	13.514321	3,291,089	0.64%	35.14%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP FF – Freedom Fund 2010 Portfolio: Service Class
2005	0.00%	15,242	$10.806063	$164,706	0.47%	8.06%	05/02/05

Fidelity® VIP FF – Freedom Fund 2020 Portfolio: Service Class
2005	0.00%	52,700	11.118664	585,954	1.32%	11.19%	05/02/05

Fidelity® VIP FF – Freedom Fund 2030 Portfolio: Service Class
2005	0.00%	23,432	11.329788	265,480	1.38%	13.30%	05/02/05

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class I
2005	0.00%	840,480	14.195085	11,930,685	1.01%	3.68%
2004	0.00%	635,954	13.690957	8,706,819	0.70%	11.25%
2003	0.00%	220,019	12.306508	2,707,666	0.48%	23.07%	05/01/03

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class I
2005	0.00%	398,540	18.064784	7,199,539	0.92%	8.99%
2004	0.00%	237,384	16.575156	3,934,677	0.23%	24.09%
2003	0.00%	47,449	13.357313	633,791	0.00%	33.57%	05/01/03

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class I
2005	0.00%	228,680	17.425708	3,984,911	1.53%	10.48%
2004	0.00%	261,568	15.773327	4,125,798	1.08%	18.87%
2003	0.00%	92,411	13.269107	1,226,211	0.42%	32.69%

Franklin Templeton VIP III – Franklin Global Income Securities Fund – Class 3
2005	0.00%	53,324	9.881172	526,904	1.81%	-1.19%	05/02/05

Franklin Templeton VIP III – Templeton Developing Markets Securities Fund – Class 3
2005	0.00%	159,292	12.804274	2,039,618	0.06%	28.04%	05/02/05

Franklin Templeton VIP III – Templeton Foreign Securities Fund – Class 3
2005	0.00%	237,992	11.288544	2,686,583	0.34%	12.89%	05/02/05

Gartmore GVIT – Dreyfus International Value Fund – Class I
2005	0.00%	175,520	18.800450	3,299,855	1.31%	12.09%
2004	0.00%	281,276	16.772215	4,717,622	1.91%	20.29%
2003	0.00%	23,901	13.838062	330,744	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.00%	1,705,870	22.541352	38,452,616	1.04%	12.10%
2004	0.00%	1,662,184	20.108596	33,424,187	0.56%	15.73%
2003	0.00%	1,562,296	17.375180	27,145,174	0.50%	34.65%
2002	0.00%	1,255,638	12.903917	16,202,649	0.45%	-15.30%
2001	0.00%	707,320	15.235372	10,776,283	0.55%	-1.30%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.00%	369,062	18.534273	6,840,296	0.60%	32.64%
2004	0.00%	466,980	13.973799	6,525,485	1.04%	20.74%
2003	0.00%	343,512	11.573140	3,975,512	0.61%	65.26%
2002	0.00%	146,740	7.002885	1,027,603	0.23%	-15.23%
2001	0.00%	118,171	8.260926	976,202	0.24%	-5.18%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.00%	1,047,212	14.846585	15,547,522	6.92%	2.38%
2004	0.00%	1,351,330	14.501407	19,596,186	7.58%	10.10%
2003	0.00%	1,164,352	13.171585	15,336,361	7.99%	22.27%
2002	0.00%	660,476	10.772444	7,114,941	10.09%	3.23%
2001	0.00%	335,319	10.435872	3,499,346	11.31%	4.22%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.00%	105,354	16.481268	1,736,368	2.00%	11.15%
2004	0.00%	121,742	14.827817	1,805,168	1.37%	20.99%
2003	0.00%	137,222	12.255125	1,681,673	1.08%	41.45%
2002	0.00%	14,069	8.663891	121,892	0.02%	-13.36%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.00%	194,488	13.334230	2,593,348	0.00%	8.44%
2004	0.00%	256,666	12.296466	3,156,085	0.00%	7.86%
2003	0.00%	170,154	11.400451	1,939,832	0.00%	36.69%
2002	0.00%	24,643	8.340128	205,526	0.00%	-16.60%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.00%	740,614	$3.177040	$2,352,960	0.00%	-0.52%
2004	0.00%	1,025,772	3.193545	3,275,849	0.00%	4.31%
2003	0.00%	1,041,511	3.061527	3,188,614	0.00%	55.23%
2002	0.00%	469,967	1.972253	926,894	0.67%	-42.78%
2001	0.00%	287,368	3.446837	990,511	0.00%	-42.72%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.00%	118,088	14.894755	1,758,892	2.09%	6.39%
2004	0.00%	134,138	14.000446	1,877,992	1.64%	29.97%
2003	0.00%	50,633	10.772327	545,435	1.02%	24.05%
2002	0.00%	8,397	8.683837	72,918	0.61%	-13.16%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.00%	3,195,842	15.495567	49,521,384	3.71%	3.26%
2004	0.00%	3,187,198	15.005858	47,826,641	5.38%	3.26%
2003	0.00%	3,340,824	14.531815	48,548,236	3.25%	2.00%
2002	0.00%	3,339,535	14.246814	47,577,734	4.66%	10.98%
2001	0.00%	1,748,673	12.836894	22,447,530	5.61%	7.25%

Gartmore GVIT – Growth Fund – Class I
2005	0.00%	1,986,938	7.798327	15,494,792	0.08%	6.50%
2004	0.00%	2,009,968	7.322345	14,717,679	0.34%	8.16%
2003	0.00%	2,002,653	6.770126	13,558,213	0.02%	32.74%
2002	0.00%	1,934,729	5.100354	9,867,803	0.00%	-28.72%
2001	0.00%	1,791,588	7.155414	12,819,554	0.00%	-28.13%

Gartmore GVIT – International Growth Fund: Class I
2005	0.00%	203,318	10.100861	2,053,687	1.10%	30.21%
2004	0.00%	125,904	7.757434	976,692	0.85%	14.19%
2003	0.00%	195,693	6.793220	1,329,386	0.00%	35.62%
2002	0.00%	72,938	5.008923	365,341	0.00%	-24.10%
2001	0.00%	26,572	6.599732	175,368	0.26%	-28.65%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.00%	1,170,652	12.086643	14,149,253	1.98%	2.54%
2004	0.00%	1,256,734	11.786975	14,813,092	1.94%	8.49%
2003	0.00%	1,222,571	10.864458	13,282,571	1.76%	18.41%
2002	0.00%	1,025,461	9.174983	9,408,587	2.28%	-12.31%
2001	0.00%	730,655	10.463220	7,645,004	2.54%	-3.67%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.00%	989,192	13.949172	13,798,409	0.00%	9.74%
2004	0.00%	1,022,504	12.710961	12,997,008	0.00%	15.34%
2003	0.00%	1,048,110	11.020618	11,550,820	0.00%	40.13%
2002	0.00%	863,328	7.864311	6,789,480	0.00%	-37.01%
2001	0.00%	781,507	12.485925	9,757,838	0.00%	-30.31%

Gartmore GVIT – Money Market Fund – Class I
2005	0.00%	8,487,334	12.780436	108,471,829	2.61%	2.67%
2004	0.00%	9,274,680	12.448310	115,454,092	0.80%	0.81%
2003	0.00%	10,900,245	12.348118	134,597,511	0.63%	0.63%
2002	0.00%	13,460,393	12.271344	165,177,113	1.51%	1.21%
2001	0.00%	11,115,360	12.124461	134,767,749	3.18%	3.60%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.00%	3,161,412	13.543467	42,816,479	1.00%	7.44%
2004	0.00%	3,312,776	12.605461	41,759,069	1.30%	9.75%
2003	0.00%	3,352,137	11.485510	38,501,003	0.59%	27.51%
2002	0.00%	3,234,937	9.007395	29,138,355	0.95%	-17.35%
2001	0.00%	3,002,565	10.898647	32,723,896	0.88%	-11.82%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.00%	40,072	13.887943	556,518	1.29%	10.31%
2004	0.00%	24,720	12.589767	311,219	0.48%	18.79%
2003	0.00%	21,594	10.598061	228,855	0.15%	25.38%
2002	0.00%	15,191	8.452459	128,401	1.19%	-15.48%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.00%	99,848	$10.495857	$1,047,990	0.04%	38.81%
2002	0.00%	103,027	7.561458	779,034	0.03%	-25.36%
2001	0.00%	124,500	10.130359	1,261,230	0.53%	-3.26%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.00%	925,228	16.826475	15,568,326	0.00%	8.09%
2004	0.00%	936,378	15.567128	14,576,716	0.00%	13.42%
2003	0.00%	890,100	13.725736	12,217,278	0.00%	34.26%
2002	0.00%	741,006	10.222874	7,575,211	0.00%	-33.29%
2001	0.00%	479,685	15.323736	7,350,566	0.00%	-10.84%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.00%	1,914,388	24.416176	46,742,034	0.07%	3.07%
2004	0.00%	2,111,792	23.688343	50,024,853	0.00%	17.30%
2003	0.00%	2,161,994	20.194975	43,661,415	0.00%	56.85%
2002	0.00%	1,878,685	12.875081	24,188,222	0.01%	-27.16%
2001	0.00%	1,567,879	17.676405	27,714,464	0.04%	28.28%

Gartmore GVIT – Small Company Fund: Class I
2005	0.00%	1,752,846	23.033016	40,373,330	0.00%	12.32%
2004	0.00%	1,765,320	20.507271	36,201,896	0.00%	19.02%
2003	0.00%	1,696,669	17.229813	29,233,290	0.00%	41.01%
2002	0.00%	1,515,751	12.218656	18,520,440	0.00%	-17.33%
2001	0.00%	1,244,437	14.779740	18,392,455	0.13%	-6.70%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.00%	215,089	3.336873	717,725	0.00%	50.96%
2002	0.00%	156,451	2.210411	345,821	0.00%	-42.86%
2001	0.00%	105,096	3.868223	406,535	0.00%	-39.03%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.00%	279,900	15.751023	4,408,711	0.00%	11.96%
2004	0.00%	184,294	14.068165	2,592,678	0.00%	12.41%
2003	0.00%	242,970	12.515174	3,040,812	0.00%	52.14%
2002	0.00%	48,858	8.226323	401,922	0.00%	-17.74%	05/01/02

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.00%	636,228	15.007380	9,548,115	3.99%	2.18%
2004	0.00%	588,866	14.687199	8,648,792	4.55%	6.53%
2003	0.00%	589,360	13.786437	8,125,175	5.42%	12.12%
2002	0.00%	574,913	12.296568	7,069,457	4.49%	7.21%
2001	0.00%	1,505,377	11.469927	17,266,564	6.01%	4.19%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.00%	825,902	12.908610	10,661,247	1.61%	4.25%
2004	0.00%	665,190	12.382749	8,236,881	1.39%	17.50%
2003	0.00%	432,461	10.538646	4,557,553	1.34%	31.43%
2002	0.00%	277,592	8.018258	2,225,804	1.34%	-25.14%
2001	0.00%	208,187	10.711409	2,229,976	1.63%	-12.15%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.00%	262,448	14.608344	3,833,931	1.11%	19.34%
2004	0.00%	281,954	12.241206	3,451,457	0.00%	15.67%
2003	0.00%	280,311	10.583316	2,966,620	0.00%	36.06%
2002	0.00%	279,292	7.778516	2,172,477	2.00%	-25.39%
2001	0.00%	1,687,489	10.425406	17,592,758	1.84%	-18.81%

Gartmore GVIT III – Dreyfus International Value Fund – Class III
2005	0.00%	402,348	11.451970	4,607,677	0.95%	14.52%	05/02/05

Gartmore GVIT III – Emerging Markets Fund: Class III
2005	0.00%	462,520	13.336908	6,168,587	0.20%	33.37%	05/02/05

Gartmore GVIT III – Federated High Income Bond Fund: Class III
2005	0.00%	429,384	10.540776	4,526,041	6.02%	5.41%	05/02/05

Gartmore GVIT III – Global Health Sciences Fund: Class III
2005	0.00%	128,282	10.742057	1,378,013	0.00%	7.42%	05/02/05

Gartmore GVIT III – Global Technology and Communications Fund: Class III
2005	0.00%	89,142	12.317458	1,098,003	0.00%	23.17%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.00%	1,044,556	$13.521320	$14,123,776	2.02%	7.93%
2004	0.00%	937,068	12.527746	11,739,350	1.85%	14.03%
2003	0.00%	539,178	10.986753	5,923,816	1.57%	31.87%
2002	0.00%	154,196	8.331709	1,284,716	0.86%	-16.68%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.00%	706,430	11.724859	8,282,792	2.49%	3.31%
2004	0.00%	593,680	11.349571	6,738,013	2.49%	4.65%
2003	0.00%	430,237	10.845040	4,665,937	2.59%	7.91%
2002	0.00%	202,573	10.050418	2,035,943	2.18%	0.50%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.00%	3,150,642	12.661618	39,892,225	2.39%	5.34%
2004	0.00%	2,369,740	12.019313	28,482,647	2.21%	9.54%
2003	0.00%	1,419,724	10.972970	15,578,589	2.05%	20.05%
2002	0.00%	398,104	9.140249	3,638,770	1.66%	-8.60%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.00%	3,665,284	13.204972	48,399,973	2.19%	7.07%
2004	0.00%	2,664,904	12.332826	32,865,797	2.01%	12.09%
2003	0.00%	1,386,608	11.002361	15,255,962	1.61%	26.64%
2002	0.00%	375,973	8.687687	3,266,336	1.05%	-13.12%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.00%	996,854	12.275099	12,236,482	2.78%	4.49%
2004	0.00%	934,806	11.748118	10,982,211	2.38%	7.16%
2003	0.00%	794,151	10.963279	8,706,499	2.33%	13.70%
2002	0.00%	418,980	9.642427	4,039,984	1.99%	-3.58%	01/25/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.00%	93,760	13.321108	1,248,987	2.04%	7.66%
2004	0.00%	90,538	12.373264	1,120,251	2.45%	8.29%
2003	0.00%	60,397	11.425728	690,080	2.34%	13.72%

Janus AS – Forty Portfolio – Service Shares
2005	0.00%	3,170,060	8.641403	27,393,766	0.01%	12.56%
2004	0.00%	3,379,686	7.677436	25,947,323	0.02%	17.97%
2003	0.00%	3,484,342	6.508092	22,676,418	0.25%	20.23%
2002	0.00%	3,279,169	5.412895	17,749,797	0.32%	-15.93%
2001	0.00%	3,009,852	6.438372	19,378,547	1.01%	-21.83%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.00%	3,135,014	4.004823	12,555,176	0.00%	11.55%
2004	0.00%	3,258,384	3.590186	11,698,205	0.00%	0.57%
2003	0.00%	3,237,773	3.569969	11,558,749	0.00%	46.47%
2002	0.00%	3,153,932	2.437287	7,687,037	0.00%	-40.93%
2001	0.00%	2,757,839	4.126190	11,379,368	0.63%	-37.31%

Janus AS – International Growth Portfolio – Service Shares
2005	0.00%	2,831,486	9.908475	28,055,708	1.05%	31.94%
2004	0.00%	3,009,298	7.509901	22,599,530	0.85%	18.69%
2003	0.00%	3,013,609	6.327527	19,068,692	1.02%	34.53%
2002	0.00%	2,935,440	4.703343	13,806,381	0.70%	-25.76%
2001	0.00%	2,646,977	6.335104	16,768,875	0.81%	-23.43%

Janus AS – Risk-Managed Large Cap Core Portfolio – Service Shares
2005	0.00%	31,826	16.027544	510,093	1.33%	10.91%
2004	0.00%	23,542	14.450740	340,199	2.52%	17.46%
2003	0.00%	3,278	12.302260	40,327	0.30%	23.02%	05/01/03

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class
2005	0.00%	291,396	13.231476	3,855,599	0.34%	4.49%
2004	0.00%	214,290	12.663111	2,713,578	0.00%	9.18%
2003	0.00%	38,925	11.597867	451,447	0.00%	15.98%	05/01/03

MFS® VITSM – MFS Value Series – Initial Class
2005	0.00%	118,172	15.193770	1,795,478	0.73%	6.66%
2004	0.00%	72,218	14.245099	1,028,753	0.45%	15.18%
2003	0.00%	21,683	12.367820	268,171	0.00%	23.68%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – Class S
2005	0.00%	53,950	$11.750261	$633,927	0.26%	17.50%	05/02/05

Neuberger Berman AMT – Regency Portfolio – Class S
2005	0.00%	23,100	11.661977	269,392	0.00%	16.62%	05/02/05

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.00%	509,104	18.337744	9,335,819	0.15%	8.39%
2004	0.00%	572,382	16.918157	9,683,649	0.12%	15.81%
2003	0.00%	601,395	14.608014	8,785,187	0.89%	31.76%
2002	0.00%	568,694	11.086748	6,304,967	0.75%	-26.45%
2001	0.00%	527,509	15.073287	7,951,295	0.29%	-1.51%

Neuberger Berman AMT – Limited Maturity Bond Portfolio – I Class Shares
2005	0.00%	748,972	10.325859	7,733,779	3.97%	1.44%
2004	0.00%	335,648	10.178954	3,416,546	4.28%	0.78%
2003	0.00%	116,918	10.100257	1,180,902	12.48%	1.00%	05/01/03

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.00%	1,544,990	17.894121	27,646,238	0.00%	13.74%
2004	0.00%	1,604,468	15.732356	25,242,062	0.00%	16.31%
2003	0.00%	1,575,959	13.526477	21,317,173	0.00%	28.07%
2002	0.00%	1,415,445	10.561769	14,949,603	0.00%	-29.34%
2001	0.00%	1,320,243	14.947072	19,733,767	0.00%	-24.64%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.00%	1,054,060	15.757590	16,609,445	0.98%	18.04%
2004	0.00%	902,952	13.348803	12,053,328	0.01%	18.98%
2003	0.00%	883,657	11.219837	9,914,488	0.00%	35.09%
2002	0.00%	887,402	8.305600	7,370,406	0.54%	-24.14%
2001	0.00%	811,919	10.948898	8,889,618	0.33%	-2.83%

Neuberger Berman AMT – Socially Responsive Portfolio® – I Class Shares
2005	0.00%	104,292	14.979202	1,562,211	0.00%	6.86%
2004	0.00%	42,274	14.018027	592,598	0.00%	13.28%
2003	0.00%	10,340	12.374746	127,955	0.00%	23.75%	05/01/03

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.00%	69,514	14.499238	1,007,900	0.00%	2.90%
2004	0.00%	57,292	14.091031	807,303	0.00%	11.88%
2003	0.00%	26,989	12.595173	339,931	0.00%	25.06%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.00%	2,021,976	15.356470	31,050,414	0.00%	12.33%
2004	0.00%	2,473,214	13.671269	33,811,974	0.00%	19.78%
2003	0.00%	2,289,693	11.413972	26,134,492	0.00%	25.59%
2002	0.00%	2,165,861	9.088271	19,683,932	0.63%	-27.79%
2001	0.00%	1,900,037	12.586003	23,913,871	0.86%	-31.27%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.00%	2,994,184	16.491164	49,377,579	0.91%	5.10%
2004	0.00%	3,086,788	15.691176	48,435,334	0.31%	6.94%
2003	0.00%	2,916,468	14.673413	42,794,539	0.38%	30.94%
2002	0.00%	2,688,225	11.205948	30,124,110	0.57%	-26.86%
2001	0.00%	2,119,767	15.320868	32,476,670	0.59%	-12.58%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.00%	2,017,894	12.806945	25,843,057	1.00%	14.31%
2004	0.00%	2,460,964	11.203969	27,572,564	1.15%	19.16%
2003	0.00%	1,978,401	9.402230	18,601,381	0.73%	43.02%
2002	0.00%	1,533,749	6.574074	10,082,979	0.55%	-22.13%
2001	0.00%	784,596	8.442846	6,624,223	0.39%	-12.04%

Oppenheimer Funds – High Income Fund/VA – Initial Class
2005	0.00%	304,496	12.466334	3,795,949	6.30%	2.31%
2004	0.00%	260,866	12.184423	3,178,502	4.03%	8.97%
2003	0.00%	137,738	11.181817	1,540,161	0.00%	11.82%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.00%	2,675,742	$12.465965	$33,355,706	1.37%	5.98%
2004	0.00%	2,802,124	11.763032	32,961,474	0.83%	9.46%
2003	0.00%	2,733,213	10.746526	29,372,545	0.90%	26.72%
2002	0.00%	2,347,711	8.480652	19,910,120	0.75%	-18.80%
2001	0.00%	1,858,823	10.443747	19,413,077	0.50%	-10.16%

Oppenheimer Funds – Main Street Small Cap Fund®/VA – Initial Class
2005	0.00%	146,346	18.206560	2,664,457	0.00%	9.92%
2004	0.00%	111,964	16.563464	1,854,512	0.00%	19.42%
2003	0.00%	81,527	13.869971	1,130,777	0.00%	38.70%	05/01/03

Oppenheimer Funds III – Global Securities Fund/VA – Class 3
2005	0.00%	723,136	12.059670	8,720,782	0.00%	20.60%	05/02/05

Putnam VT IB – Growth & Income Fund – IB Shares
2005	0.00%	79,162	14.527575	1,150,032	1.49%	5.23%
2004	0.00%	69,826	13.805820	964,005	1.11%	11.11%
2003	0.00%	21,892	12.425216	272,013	0.00%	24.25%	05/01/03

Putnam VT IB – International Equity Fund – IB Shares
2005	0.00%	138,276	16.685441	2,307,196	1.32%	12.20%
2004	0.00%	107,542	14.871493	1,599,310	1.30%	16.19%
2003	0.00%	58,343	12.798803	746,721	0.00%	27.99%	05/01/03

Putnam VT IB – Voyager II Fund – IB Shares
2005	0.00%	27,308	13.159164	359,350	0.59%	5.69%
2004	0.00%	26,864	12.450430	334,468	0.20%	5.03%
2003	0.00%	11,366	11.853879	134,731	0.00%	18.54%	05/01/03

T. Rowe Price II – Blue Chip Growth Portfolio – II
2005	0.00%	33,050	11.314946	373,959	0.16%	13.15%	05/02/05

T. Rowe Price II – Equity Income Portfolio – II
2005	0.00%	69,938	15.070153	1,053,976	1.39%	3.69%

T. Rowe Price II – Equity Series, Inc. – T. Rowe Price Limited Term Bond Portfolio – Class II
2005	0.00%	19,896	10.127763	201,502	2.09%	1.28%	05/02/05

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.00%	573,050	18.734825	10,735,991	0.71%	32.00%
2004	0.00%	535,204	14.193509	7,596,423	0.53%	25.89%
2003	0.00%	596,383	11.274461	6,723,897	0.11%	54.19%
2002	0.00%	596,497	7.312205	4,361,708	0.21%	-2.90%
2001	0.00%	527,543	7.530636	3,972,734	0.00%	-1.81%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.00%	509,766	22.089482	11,260,467	0.31%	51.67%
2004	0.00%	392,894	14.564221	5,722,195	0.31%	24.23%
2003	0.00%	345,678	11.747435	4,060,830	0.41%	45.08%
2002	0.00%	244,054	8.097327	1,976,185	0.75%	-2.83%
2001	0.00%	171,698	8.333503	1,430,846	1.04%	-10.44%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2005	0.00%	126,012	11.130805	1,402,615	3.73%	4.21%
2004	0.00%	50,918	10.680729	543,841	3.92%	4.37%
2003	0.00%	12,470	10.233765	127,615	0.05%	2.34%	05/01/03

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.00%	306,254	19.606425	6,004,546	7.14%	12.25%
2004	0.00%	310,368	17.466655	5,421,091	7.52%	10.06%
2003	0.00%	310,596	15.869838	4,929,108	0.00%	27.86%
2002	0.00%	229,797	12.411489	2,852,123	8.74%	9.22%
2001	0.00%	135,438	11.363553	1,539,057	10.76%	10.10%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.00%	300,668	8.569610	2,576,607	0.00%	17.57%
2004	0.00%	328,124	7.289089	2,391,725	0.00%	21.60%
2003	0.00%	308,361	5.994500	1,848,470	0.00%	41.76%
2002	0.00%	282,160	4.228519	1,193,119	0.00%	-31.16%
2001	0.00%	197,987	6.142256	1,216,087	0.00%	-29.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.00%	1,409,392	$26.163932	$36,875,236	1.19%	17.05%
2004	0.00%	1,415,482	22.352530	31,639,604	1.61%	36.39%
2003	0.00%	1,225,582	16.388129	20,084,996	0.00%	37.51%
2002	0.00%	1,098,781	11.917684	13,094,925	4.01%	-0.79%
2001	0.00%	636,426	12.012213	7,644,885	5.40%	9.84%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.00%	1,428,994	12.162469	17,380,095	0.00%	7.88%
2004	0.00%	1,509,654	11.273634	17,019,287	0.00%	18.22%
2003	0.00%	1,535,336	9.536128	14,641,161	0.08%	37.01%
2002	0.00%	1,334,891	6.960374	9,291,341	0.50%	-26.82%
2001	0.00%	833,759	9.511087	7,929,954	0.65%	-3.70%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.10%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.10%	174	15.409499	2,681	0.09%	5.63%
2004	0.10%	27,138	14.588087	395,892	0.00%	10.96%
2003	0.10%	173	13.147350	2,274	0.06%	33.49%

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.10%	1,045	13.277382	13,875	0.00%	35.22%

AIM VIF – Capital Development Fund – Series I Shares
2005	0.10%	29,388	16.774744	492,976	0.00%	9.50%
2004	0.10%	12,220	15.320003	187,210	0.00%	15.38%

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.10%	84,426	15.473584	1,306,373	1.48%	4.76%
2004	0.10%	13,180	14.770235	194,672	0.92%	11.35%
2003	0.10%	8,268	13.264628	109,672	0.51%	32.37%

American Century VP – Income & Growth Fund – Class I
2005	0.10%	27,068	11.565387	313,052	1.94%	4.53%
2004	0.10%	39,010	11.064552	431,628	1.37%	12.88%
2003	0.10%	44,282	9.802103	434,057	1.28%	29.22%
2002	0.10%	483,390	7.585400	3,666,707	1.00%	-19.45%
2001	0.10%	559,907	9.417116	5,272,709	0.85%	-8.44%

American Century VP – International Fund – Class I
2005	0.10%	645,460	12.085047	7,800,414	1.25%	13.14%
2004	0.10%	881,348	10.681395	9,414,026	0.56%	14.81%
2003	0.10%	860,133	9.303615	8,002,346	0.73%	24.39%
2002	0.10%	1,065,487	7.479659	7,969,479	0.78%	-20.45%
2001	0.10%	1,067,581	9.402604	10,038,041	0.08%	-29.24%

American Century VP – Ultra® Fund – Class I
2005	0.10%	28,300	11.310747	320,094	0.00%	2.06%
2004	0.10%	9,976	11.082064	110,555	0.00%	10.56%
2003	0.10%	865	10.023142	8,670	0.00%	24.77%
2002	0.10%	3,004	8.033091	24,131	0.66%	-19.67%	05/01/02

American Century VP – Value Fund – Class I
2005	0.10%	71,456	18.442377	1,317,818	0.83%	4.93%
2004	0.10%	59,642	17.576102	1,048,274	0.97%	14.22%
2003	0.10%	68,891	15.388111	1,060,102	1.04%	28.83%
2002	0.10%	455,713	11.944573	5,443,297	0.75%	-12.71%
2001	0.10%	350,055	13.683342	4,789,922	0.60%	12.71%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.10%	97,836	16.334885	1,598,140	0.00%	3.26%
2004	0.10%	128,444	15.819001	2,031,856	0.00%	25.51%
2003	0.10%	13,790	12.603456	173,802	0.00%	29.88%

Calvert VS – Social Equity Portfolio
2005	0.10%	1,026	14.042800	14,408	0.06%	4.44%
2004	0.10%	1,026	13.445930	13,796	0.08%	7.05%
2003	0.10%	1,026	12.560357	12,887	0.01%	22.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – Large Cap Value Portfolio
2003	0.10%	9,715	$11.248621	$109,280	0.76%	25.04%
2002	0.10%	15,615	8.996113	140,474	0.76%	-23.17%
2001	0.10%	25,873	11.709370	302,957	0.00%	0.84%

Dreyfus IP – European Equity Portfolio
2001	0.10%	40,585	9.087189	368,804	0.79%	-28.20%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.10%	2,806	16.374088	45,946	0.02%	9.06%
2004	0.10%	2,784	15.013547	41,798	0.43%	14.36%
2003	0.10%	98,265	13.128294	1,290,052	1.02%	31.59%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.10%	37,378	13.770744	514,723	0.00%	7.13%
2004	0.10%	219,642	12.854754	2,823,444	0.57%	21.76%
2003	0.10%	220,855	10.557229	2,331,617	0.27%	37.64%
2002	0.10%	173,580	7.670098	1,331,376	0.29%	-23.30%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.10%	426,152	10.447448	4,452,201	1.63%	4.59%
2004	0.10%	1,151,618	9.989249	11,503,799	1.82%	10.53%
2003	0.10%	1,165,447	9.037627	10,532,875	1.54%	28.23%
2002	0.10%	3,024,447	7.047709	21,315,422	1.45%	-22.44%
2001	0.10%	2,163,531	9.086757	19,659,480	1.14%	-12.27%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.10%	90,610	8.271484	749,479	0.00%	3.51%
2004	0.10%	88,956	7.990838	710,833	0.40%	6.10%
2003	0.10%	85,500	7.531118	643,911	0.11%	25.88%
2002	0.10%	103,586	5.982920	619,747	0.22%	-29.02%
2001	0.10%	112,446	8.428546	947,756	0.08%	-22.65%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.10%	49,014	10.630084	521,023	0.02%	4.27%
2004	0.10%	44,950	10.194416	458,239	1.67%	4.94%
2003	0.10%	55,181	9.714448	536,053	1.18%	21.05%
2002	0.10%	471,098	8.025278	3,780,692	1.22%	-16.80%
2001	0.10%	285,642	9.645425	2,755,138	0.90%	-9.40%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.10%	71,656	17.228282	1,234,510	0.00%	11.78%
2004	0.10%	69,786	15.412931	1,075,607	1.23%	19.90%
2003	0.10%	64,009	12.854570	822,808	2.67%	36.22%
2002	0.10%	23,131	9.436677	218,280	0.37%	-5.63%	09/03/02

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.10%	394,406	14.042347	5,538,386	3.55%	1.20%
2004	0.10%	720,724	13.876320	10,000,997	3.92%	3.52%
2003	0.10%	711,865	13.404948	9,542,513	3.30%	4.54%
2002	0.10%	1,174,189	12.822629	15,056,190	3.20%	9.20%
2001	0.10%	1,268,418	11.742610	14,894,538	2.92%	7.91%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.10%	129,586	13.515730	1,751,449	1.56%	5.65%
2004	0.10%	300,426	12.792683	3,843,255	1.39%	11.27%
2003	0.10%	318,394	11.496883	3,660,539	1.66%	30.09%
2002	0.10%	1,076,277	8.837687	9,511,799	1.50%	-17.08%
2001	0.10%	358,181	10.658123	3,817,537	1.13%	-5.18%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.10%	1,048,788	9.232178	9,682,598	0.41%	5.57%
2004	0.10%	1,103,628	8.745297	9,651,555	0.16%	3.16%
2003	0.10%	1,108,591	8.477377	9,397,944	0.18%	32.65%
2002	0.10%	1,133,702	6.390869	7,245,341	0.14%	-30.27%
2001	0.10%	1,700,271	9.164946	15,582,892	0.00%	-17.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – High Income Portfolio: Service Class
2005	0.10%	653,958	$10.291612	$6,730,282	14.70%	2.42%
2004	0.10%	668,456	10.048366	6,716,891	8.03%	9.36%
2003	0.10%	674,902	9.188481	6,201,324	6.36%	26.84%
2002	0.10%	844,975	7.243970	6,120,974	9.18%	3.51%
2001	0.10%	630,396	6.998020	4,411,524	13.22%	-11.98%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.10%	116,010	13.424644	1,557,393	0.56%	18.85%
2004	0.10%	127,656	11.295209	1,441,901	0.98%	13.37%
2003	0.10%	100,484	9.962776	1,001,100	0.63%	43.06%
2002	0.10%	191,072	6.964010	1,330,627	0.64%	-20.42%
2001	0.10%	108,597	8.751211	950,355	5.46%	-21.35%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.10%	216,460	14.910969	3,227,628	0.19%	16.73%
2004	0.10%	194,978	12.773836	2,490,617	0.24%	15.22%
2003	0.10%	200,777	11.086093	2,225,832	0.30%	28.22%
2002	0.10%	166,146	8.645878	1,436,478	0.69%	-9.51%
2001	0.10%	215,109	9.555012	2,055,369	0.61%	-12.45%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.10%	18,822	8.768269	165,036	0.84%	8.75%
2004	0.10%	19,294	8.062568	155,559	0.48%	6.95%
2003	0.10%	17,795	7.538466	134,147	0.59%	29.53%
2002	0.10%	37,306	5.819798	217,113	0.93%	-21.99%
2001	0.10%	43,809	7.460705	326,846	0.23%	-14.52%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.10%	6,844	13.800839	94,453	0.00%	2.45%
2004	0.10%	9,532	13.470536	128,401	0.00%	13.87%
2003	0.10%	9,280	11.829409	109,777	0.00%	57.63%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.10%	25,200	16.323349	411,348	1.12%	10.06%
2004	0.10%	202,324	14.831493	3,000,767	1.11%	18.41%
2003	0.10%	172,783	12.525565	2,164,205	1.96%	32.08%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.10%	169,140	20.518746	3,470,541	1.04%	11.99%
2004	0.10%	193,708	18.322527	3,549,220	0.56%	15.62%
2003	0.10%	216,768	15.847726	3,435,280	0.50%	34.52%
2002	0.10%	185,632	11.781293	2,186,985	0.45%	-15.39%
2001	0.10%	170,502	13.923857	2,374,045	0.55%	-1.40%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.10%	51,076	18.437333	941,705	0.60%	32.50%
2004	0.10%	70,226	13.914559	977,164	1.04%	20.62%
2003	0.10%	47,949	11.535602	553,121	0.61%	65.10%
2002	0.10%	32,769	6.987132	228,961	0.23%	-15.31%
2001	0.10%	4,374	8.250608	36,088	0.24%	-5.28%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.10%	25,760	13.453811	346,570	6.92%	2.28%
2004	0.10%	95,632	13.154128	1,257,956	7.58%	9.99%
2003	0.10%	22,729	11.959792	271,834	7.99%	22.15%
2002	0.10%	383,942	9.791148	3,759,233	10.09%	3.12%
2001	0.10%	226,888	9.494719	2,154,238	11.31%	4.11%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.10%	69,072	16.420998	1,134,231	2.00%	11.04%
2004	0.10%	5,676	14.788326	83,939	1.37%	20.87%
2003	0.10%	4,317	12.234704	52,817	1.08%	41.31%
2002	0.10%	1,597	8.658094	13,827	0.02%	-13.42%	05/01/02

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.10%	20,710	13.285419	275,141	0.00%	8.33%
2004	0.10%	49,544	12.263680	607,592	0.00%	7.75%
2003	0.10%	8,967	11.381435	102,057	0.00%	36.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.10%	125,958	$3.160408	$398,079	0.00%	-0.62%
2004	0.10%	675,570	3.180008	2,148,318	0.00%	4.21%
2003	0.10%	111,866	3.051579	341,368	0.00%	55.08%
2002	0.10%	109,706	1.967806	215,880	0.67%	-42.84%
2001	0.10%	26,875	3.442527	92,518	0.00%	-42.78%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.10%	16,528	14.840284	245,280	2.09%	6.28%
2004	0.10%	13,192	13.963148	184,202	1.64%	29.84%
2003	0.10%	1,184	10.754365	12,733	1.02%	23.93%
2002	0.10%	200	8.678027	1,736	0.61%	-13.22%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.10%	100,704	14.325057	1,442,591	3.71%	3.16%
2004	0.10%	68,418	13.886189	950,065	5.38%	3.16%
2003	0.10%	112,900	13.460973	1,519,744	3.25%	1.90%
2002	0.10%	1,835,772	13.210181	24,250,880	4.66%	10.87%
2001	0.10%	1,008,673	11.914756	12,018,093	5.61%	7.15%

Gartmore GVIT – Growth Fund – Class I
2005	0.10%	59,854	5.902844	353,309	0.08%	6.39%
2004	0.10%	47,844	5.548096	265,443	0.34%	8.05%
2003	0.10%	27,011	5.134813	138,696	0.02%	32.61%
2002	0.10%	278,378	3.872224	1,077,942	0.00%	-28.79%
2001	0.10%	242,722	5.437881	1,319,893	0.00%	-28.21%

Gartmore GVIT – International Growth Fund: Class I
2005	0.10%	96,242	10.048006	967,040	1.10%	30.08%
2004	0.10%	50,722	7.724537	391,804	0.85%	14.08%
2003	0.10%	40,966	6.771174	277,388	0.00%	35.49%
2002	0.10%	15,806	4.997657	78,993	0.00%	-24.18%
2001	0.10%	6,321	6.591491	41,665	0.26%	-28.72%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.10%	81,682	11.000579	898,549	1.98%	2.44%
2004	0.10%	59,166	10.738528	635,356	1.94%	8.38%
2003	0.10%	19,620	9.907971	194,394	1.76%	18.30%
2002	0.10%	192,540	8.375591	1,612,636	2.28%	-12.40%
2001	0.10%	113,898	9.561159	1,088,997	2.54%	-3.77%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.10%	102,290	10.773967	1,102,069	0.00%	9.63%
2004	0.10%	102,944	9.827397	1,011,672	0.00%	15.22%
2003	0.10%	121,377	8.529042	1,035,230	0.00%	39.99%
2002	0.10%	509,655	6.092407	3,105,026	0.00%	-37.08%
2001	0.10%	481,759	9.682440	4,664,603	0.00%	-30.38%

Gartmore GVIT – Money Market Fund – Class I
2002	0.10%	1,193,207	11.481201	13,699,449	1.51%	1.11%
2001	0.10%	14,433,921	11.355131	163,899,064	3.18%	3.50%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.10%	38,013,326	11.171952	424,683,053	1.00%	7.33%
2004	0.10%	19,034,918	10.408568	198,126,238	1.30%	9.64%
2003	0.10%	19,180,432	9.493288	182,085,365	0.59%	27.38%
2002	0.10%	16,109,248	7.452447	120,053,317	0.95%	-17.44%
2001	0.10%	9,361,607	9.026234	84,500,055	0.88%	-11.91%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.10%	13,776	13.837136	190,620	1.29%	10.20%
2004	0.10%	12,564	12.556222	157,756	0.48%	18.67%
2003	0.10%	8,556	10.580391	90,526	0.15%	25.26%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.10%	6,148	10.638965	65,408	0.04%	38.67%
2002	0.10%	68,838	7.672215	528,140	0.03%	-25.43%
2001	0.10%	43,765	10.289042	450,300	0.53%	-3.35%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.10%	123,464	$16.714800	$2,063,676	0.00%	7.98%
2004	0.10%	70,962	15.479228	1,098,437	0.00%	13.30%
2003	0.10%	81,334	13.661888	1,111,176	0.00%	34.13%
2002	0.10%	65,945	10.185475	671,681	0.00%	-33.35%
2001	0.10%	38,878	15.282975	594,172	0.00%	-10.93%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.10%	250,094	26.271693	6,570,393	0.07%	2.97%
2004	0.10%	250,742	25.513967	6,397,423	0.00%	17.18%
2003	0.10%	270,768	21.773115	5,895,463	0.00%	56.70%
2002	0.10%	280,707	13.895068	3,900,443	0.01%	-27.24%
2001	0.10%	270,154	19.095903	5,158,835	0.04%	28.15%

Gartmore GVIT – Small Company Fund: Class I
2005	0.10%	123,158	23.319481	2,871,981	0.00%	12.20%
2004	0.10%	254,060	20.783025	5,280,135	0.00%	18.90%
2003	0.10%	334,150	17.478961	5,840,595	0.00%	40.87%
2002	0.10%	388,032	12.407717	4,814,591	0.00%	-17.41%
2001	0.10%	358,315	15.023475	5,383,136	0.13%	-6.80%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.10%	32,705	3.326027	108,778	0.00%	50.81%
2002	0.10%	45,497	2.205430	100,340	0.00%	-42.91%
2001	0.10%	10,063	3.863379	38,877	0.00%	-39.09%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.10%	70,284	15.693455	1,102,999	0.00%	11.85%
2004	0.10%	44,170	14.030717	619,737	0.00%	12.30%
2003	0.10%	36,540	12.494332	456,543	0.00%	51.98%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.10%	28,056	14.558458	408,452	3.99%	2.08%
2004	0.10%	6,318	14.262059	90,108	4.55%	6.43%
2003	0.10%	3,251	13.400762	43,566	5.42%	12.00%
2002	0.10%	479,688	11.964522	5,739,238	4.49%	7.10%
2001	0.10%	246,281	11.171361	2,751,294	6.01%	4.08%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.10%	5,204	10.830304	56,361	1.61%	4.14%
2004	0.10%	230,518	10.399470	2,397,265	1.39%	17.38%
2003	0.10%	233,799	8.859580	2,071,361	1.34%	31.30%
2002	0.10%	211,612	6.747487	1,427,849	1.34%	-25.22%
2001	0.10%	205,053	9.022847	1,850,162	1.63%	-12.24%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.10%	79,212	11.799959	934,698	1.11%	19.22%
2004	0.10%	120,048	9.897753	1,188,205	0.00%	15.55%
2003	0.10%	11,041	8.565807	94,575	0.00%	35.92%
2002	0.10%	44,257	6.301972	278,906	2.00%	-25.46%
2001	0.10%	33,960	8.454886	287,128	1.84%	-18.89%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.10%	537,434	10.429961	5,605,416	2.74%	2.65%
2004	0.10%	13,954,380	10.160839	141,788,209	0.91%	0.79%
2003	0.10%	8,030,895	10.081195	80,961,019	0.70%	0.61%
2002	0.10%	11,193,504	10.020530	112,164,843	0.28%	0.21%

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.10%	24,154	13.468331	325,314	2.02%	7.82%
2004	0.10%	24,186	12.491088	302,109	1.85%	13.91%
2003	0.10%	23,514	10.965564	257,844	1.57%	31.74%
2002	0.10%	4,815	8.323942	40,080	0.86%	-16.76%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.10%	29,088	11.678890	339,716	2.49%	3.20%
2004	0.10%	21,194	11.316349	239,839	2.49%	4.55%
2003	0.10%	13,104	10.824110	141,839	2.59%	7.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.10%	1,874	$12.611956	$23,635	2.39%	5.24%
2004	0.10%	39,950	11.984122	478,766	2.21%	9.43%
2003	0.10%	1,913	10.951794	20,951	2.05%	19.93%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.10%	20,444	13.153196	268,904	2.19%	6.97%
2004	0.10%	14,182	12.296725	174,392	2.01%	11.98%
2003	0.10%	6,422	10.981133	70,521	1.61%	26.52%
2002	0.10%	6,436	8.679579	55,862	1.05%	-13.20%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.10%	8,950	12.226987	109,432	2.78%	4.38%
2004	0.10%	9,038	11.713743	105,869	2.38%	7.05%
2003	0.10%	2,011	10.942135	22,005	2.33%	13.58%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.10%	75,394	17.974716	1,355,186	0.60%	12.71%
2004	0.10%	117,114	15.947340	1,867,657	0.74%	25.76%
2003	0.10%	855	12.680880	10,842	1.72%	28.26%

Janus AS – Balanced Portfolio – Service Shares
2005	0.10%	10,914	13.276935	144,904	2.04%	7.55%
2004	0.10%	11,560	12.344530	142,703	2.45%	8.18%
2003	0.10%	8,186	11.410593	93,407	2.34%	13.61%

Janus AS – Forty Portfolio – Service Shares
2005	0.10%	217,972	8.590325	1,872,450	0.01%	12.44%
2004	0.10%	112,522	7.639669	859,631	0.02%	17.85%
2003	0.10%	178,232	6.482555	1,155,399	0.25%	20.11%
2002	0.10%	182,330	5.397045	984,043	0.32%	-16.01%
2001	0.10%	242,326	6.425959	1,557,177	1.01%	-21.91%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.10%	158,528	3.981148	631,123	0.00%	11.44%
2004	0.10%	151,606	3.572518	541,615	0.00%	0.47%
2003	0.10%	272,134	3.555943	967,693	0.00%	46.33%
2002	0.10%	293,034	2.430136	712,112	0.00%	-40.99%
2001	0.10%	422,625	4.118218	1,740,462	0.63%	-37.38%

Janus AS – International Growth Portfolio – Service Shares
2005	0.10%	177,088	9.849961	1,744,310	1.05%	31.81%
2004	0.10%	150,980	7.472984	1,128,271	0.85%	18.57%
2003	0.10%	176,234	6.302712	1,110,752	1.02%	34.40%
2002	0.10%	520,482	4.689573	2,440,838	0.70%	-25.83%
2001	0.10%	498,186	6.322889	3,149,975	0.81%	-23.51%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.10%	24,994	15.985073	399,531	0.00%	10.98%
2004	0.10%	2,456	14.403351	35,375	0.00%	12.51%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.10%	5,916	16.647145	98,485	0.60%	9.64%
2004	0.10%	5,950	15.182812	90,338	0.58%	15.28%
2003	0.10%	5,997	13.170159	78,981	0.57%	32.62%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.10%	34,424	13.202464	454,482	0.15%	8.28%
2004	0.10%	26,978	12.192566	328,931	0.12%	15.70%
2003	0.10%	21,062	10.538218	221,956	0.89%	31.63%
2002	0.10%	67,810	8.005967	542,885	0.75%	-26.52%
2001	0.10%	136,520	10.895640	1,487,473	0.29%	-1.61%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.10%	383,494	13.050574	5,004,817	0.00%	13.63%
2004	0.10%	394,394	11.485392	4,529,770	0.00%	16.19%
2003	0.10%	392,036	9.884865	3,875,223	0.00%	27.94%
2002	0.10%	687,560	7.726029	5,312,108	0.00%	-29.41%
2001	0.10%	570,922	10.944879	6,248,672	0.00%	-24.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.10%	185,490	$14.683836	$2,723,705	0.98%	17.93%
2004	0.10%	162,162	12.451586	2,019,174	0.01%	18.86%
2003	0.10%	6,882	10.476169	72,097	0.00%	34.95%
2002	0.10%	29,344	7.762839	227,793	0.54%	-24.22%
2001	0.10%	14,582	10.243656	149,373	0.33%	-2.92%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.10%	1,074	14.451137	15,521	0.00%	2.79%
2004	0.10%	51,200	14.058294	719,785	0.00%	11.76%
2003	0.10%	1,074	12.578474	13,509	0.00%	24.94%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.10%	448,332	12.287042	5,508,674	0.00%	12.21%
2004	0.10%	538,726	10.949589	5,898,828	0.00%	19.66%
2003	0.10%	588,192	9.150815	5,382,436	0.00%	25.46%
2002	0.10%	1,125,894	7.293537	8,211,750	0.63%	-27.86%
2001	0.10%	1,417,226	10.110661	14,329,092	0.86%	-31.34%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.10%	558,612	12.347907	6,897,689	0.91%	4.99%
2004	0.10%	876,150	11.760631	10,304,077	0.31%	6.83%
2003	0.10%	882,196	11.008811	9,711,929	0.38%	30.81%
2002	0.10%	969,758	8.415727	8,161,219	0.57%	-26.93%
2001	0.10%	997,036	11.517595	11,483,457	0.59%	-12.66%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.10%	183,864	12.734604	2,341,435	1.00%	14.19%
2004	0.10%	419,770	11.151785	4,681,185	1.15%	19.04%
2003	0.10%	441,202	9.367798	4,133,091	0.73%	42.88%
2002	0.10%	769,291	6.556537	5,043,885	0.55%	-22.21%
2001	0.10%	235,861	8.428773	1,988,019	0.39%	-12.12%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.10%	65,504	11.407291	747,223	1.37%	5.87%
2004	0.10%	62,892	10.774785	677,648	0.83%	9.35%
2003	0.10%	236,533	9.853529	2,330,685	0.90%	26.59%
2002	0.10%	322,290	7.783700	2,508,609	0.75%	-18.88%
2001	0.10%	200,772	9.595068	1,926,421	0.50%	-10.25%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2004	0.10%	435,394	10.602263	4,616,162	1.29%	1.74%
2003	0.10%	456,933	10.421178	4,761,780	1.22%	2.24%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.10%	80,408	12.508033	1,005,746	2.85%	1.97%
2004	0.10%	96,300	12.266232	1,181,238	1.03%	8.78%
2003	0.10%	24,527	11.276054	276,568	2.35%	8.75%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.10%	30,398	11.629906	353,526	3.47%	2.32%
2004	0.10%	50,172	11.365760	570,243	1.92%	4.78%
2003	0.10%	4,202	10.847595	45,582	2.71%	4.94%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.10%	11,722	15.120107	177,238	5.49%	1.84%
2004	0.10%	16,298	14.846381	241,966	5.59%	7.95%
2003	0.10%	82,218	13.752414	1,130,696	5.84%	32.65%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.10%	11,746	19.112697	224,498	0.60%	11.50%
2004	0.10%	11,820	17.141696	202,615	0.00%	13.73%
2003	0.10%	76,384	15.072020	1,151,261	0.00%	49.01%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.10%	22,826	15.020167	342,850	1.39%	3.59%
2004	0.10%	11,962	14.499419	173,442	1.46%	14.50%
2003	0.10%	19,960	12.663048	252,754	1.80%	25.05%
2002	0.10%	512	10.126777	5,185	0.77%	1.27%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.10%	44,810	$19.071958	$854,614	0.00%	14.32%
2004	0.10%	172,276	16.682608	2,874,013	0.00%	17.94%
2003	0.10%	168,799	14.145535	2,387,752	0.00%	37.95%
2002	0.10%	844	10.253796	8,654	0.00%	2.54%	09/03/02

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.10%	38,212	25.461491	972,934	0.71%	31.86%
2004	0.10%	32,436	19.308855	626,302	0.53%	25.76%
2003	0.10%	26,838	15.353127	412,047	0.11%	54.03%
2002	0.10%	63,522	9.967428	633,151	0.21%	-3.00%
2001	0.10%	53,871	10.275468	553,550	0.00%	-1.91%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.10%	26,250	30.823042	809,105	0.31%	51.52%
2004	0.10%	7,980	20.342743	162,335	0.31%	24.10%
2003	0.10%	7,570	16.424776	124,336	0.41%	44.93%
2002	0.10%	10,722	11.332655	121,509	0.75%	-2.93%
2001	0.10%	5,578	11.674866	65,122	1.04%	-10.53%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.10%	17,164	25.439451	436,643	7.14%	12.14%
2004	0.10%	6,174	22.685707	140,062	7.52%	9.95%
2003	0.10%	11,686	20.632384	241,110	0.00%	27.74%
2002	0.10%	2,680	16.152298	43,288	8.74%	9.11%
2001	0.10%	147	14.803302	2,176	10.76%	9.99%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.10%	21,748	8.521148	185,318	0.00%	17.45%
2004	0.10%	21,882	7.255105	158,756	0.00%	21.47%
2003	0.10%	22,063	5.972526	131,772	0.00%	41.62%
2002	0.10%	63,481	4.217224	267,714	0.00%	-31.23%
2001	0.10%	83,050	6.132002	509,263	0.00%	-29.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.10%	125,524	30.855447	3,873,099	1.19%	16.93%
2004	0.10%	110,058	26.386900	2,904,089	1.61%	36.26%
2003	0.10%	189,968	19.365338	3,678,795	0.00%	37.37%
2002	0.10%	346,576	14.096819	4,885,619	4.01%	-0.89%
2001	0.10%	255,847	14.222851	3,638,874	5.40%	9.73%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.10%	114,460	12.093732	1,384,249	0.00%	7.78%
2004	0.10%	184,596	11.221097	2,071,370	0.00%	18.10%
2003	0.10%	223,707	9.501191	2,125,483	0.08%	36.87%
2002	0.10%	226,501	6.941814	1,572,328	0.50%	-26.89%
2001	0.10%	282,804	9.495237	2,685,291	0.65%	-3.80%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.20%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.20%	46,214	15.358428	709,774	0.09%	5.53%
2004	0.20%	23,358	14.554224	339,958	0.00%	10.85%
2003	0.20%	4,973	13.129953	65,295	0.06%	33.36%

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.20%	288	13.259800	3,819	0.00%	35.09%

AIM VIF – Capital Development Fund – Series I Shares
2005	0.20%	21,682	16.719125	362,504	0.00%	9.39%
2004	0.20%	996	15.284432	15,223	0.00%	15.27%

AIM VIF – International Growth Fund – Series I Shares
2005	0.20%	451,992	14.032735	6,342,684	1.14%	17.69%
2004	0.20%	126,346	11.923183	1,506,446	1.36%	19.23%	05/03/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.20%	37,842	15.422290	583,610	1.48%	4.66%
2004	0.20%	28,554	14.735953	420,770	0.92%	11.24%
2003	0.20%	5,515	13.247066	73,058	0.51%	32.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class I
2005	0.20%	123,222	$11.329648	$1,396,062	1.94%	4.42%
2004	0.20%	141,218	10.849845	1,532,193	1.37%	12.77%
2003	0.20%	166,512	9.621502	1,602,096	1.28%	29.09%

American Century VP – International Fund – Class I
2005	0.20%	640,818	9.512128	6,095,543	1.25%	13.03%
2004	0.20%	434,052	8.415693	3,652,848	0.56%	14.69%
2003	0.20%	384,244	7.337502	2,819,391	0.73%	24.26%

American Century VP – Ultra® Fund – Class I
2005	0.20%	34,792	11.269368	392,084	0.00%	1.96%
2004	0.20%	7,212	11.052535	79,711	0.00%	10.45%
2003	0.20%	1,924	10.006426	19,252	0.00%	24.65%

American Century VP – Value Fund – Class I
2005	0.20%	421,892	15.974895	6,739,680	0.83%	4.82%
2004	0.20%	321,958	15.239704	4,906,545	0.97%	14.10%
2003	0.20%	190,981	13.355894	2,550,722	1.04%	28.70%

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.20%	219,114	16.280709	3,567,331	0.00%	3.16%
2004	0.20%	401,660	15.782247	6,339,097	0.00%	25.39%
2003	0.20%	276,028	12.586755	3,474,297	0.00%	29.75%

Credit Suisse Trust – Global Small Cap Portfolio
2004	0.20%	7,744	8.356633	64,714	0.00%	17.75%
2003	0.20%	7,043	7.096703	49,982	0.00%	47.36%

Credit Suisse Trust – International Focus Portfolio
2004	0.20%	10,148	9.684322	98,276	0.99%	14.51%
2003	0.20%	9,647	8.456964	81,584	0.49%	32.82%

Credit Suisse Trust – Large Cap Value Portfolio
2004	0.20%	35,398	11.474634	406,179	0.58%	11.12%
2003	0.20%	20,469	10.326271	211,368	0.76%	24.91%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.20%	13,484	16.319776	220,056	0.02%	8.95%
2004	0.20%	20,268	14.978665	303,588	0.43%	14.25%
2003	0.20%	8,456	13.110902	110,866	1.02%	31.46%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.20%	219,726	13.720362	3,014,720	0.00%	7.02%
2004	0.20%	330,608	12.820499	4,238,560	0.57%	21.64%
2003	0.20%	13,371	10.539624	140,925	0.27%	37.50%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.20%	6,634,008	10.084272	66,899,141	1.63%	4.48%
2004	0.20%	4,920,402	9.651621	47,489,855	1.82%	10.42%
2003	0.20%	3,957,858	8.740894	34,595,217	1.54%	28.11%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2004	0.20%	29,340	7.311886	214,531	0.40%	6.00%
2003	0.20%	15,093	6.898125	104,113	0.11%	25.75%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.20%	66,566	9.932997	661,200	0.02%	4.17%
2004	0.20%	290,942	9.535398	2,774,248	1.67%	4.84%
2003	0.20%	265,908	9.095533	2,418,575	1.18%	20.93%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.20%	679,392	17.171154	11,665,945	0.00%	11.67%
2004	0.20%	1,014,594	15.377151	15,601,565	1.23%	19.78%
2003	0.20%	611,687	12.837546	7,852,560	2.67%	36.08%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.20%	1,334,518	13.949122	18,615,354	3.55%	1.10%
2004	0.20%	1,045,524	13.797947	14,426,085	3.92%	3.41%
2003	0.20%	705,554	13.342573	9,413,906	3.30%	4.44%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.20%	600,930	12.471541	7,494,523	1.56%	5.55%
2004	0.20%	253,254	11.816128	2,992,482	1.39%	11.16%
2003	0.20%	141,957	10.629864	1,508,984	1.66%	29.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Growth Portfolio: Service Class
2005	0.20%	525,004	$8.255819	$4,334,338	0.41%	5.46%
2004	0.20%	1,398,590	7.828218	10,948,467	0.16%	3.06%
2003	0.20%	595,465	7.595988	4,523,145	0.18%	32.52%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.20%	53,750	13.151735	706,906	14.70%	2.32%
2004	0.20%	373,660	12.853699	4,802,913	8.03%	9.25%
2003	0.20%	87,435	11.765514	1,028,718	6.36%	26.72%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.20%	473,692	12.033136	5,700,000	0.56%	18.73%
2004	0.20%	373,770	10.134523	3,787,981	0.98%	13.26%
2003	0.20%	315,760	8.947944	2,825,403	0.63%	42.92%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.20%	1,838,026	14.049369	25,823,106	0.19%	16.61%
2004	0.20%	708,896	12.047726	8,540,585	0.24%	15.11%
2003	0.20%	143,092	10.466376	1,497,655	0.30%	28.10%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2004	0.20%	24,564	9.272138	227,761	0.48%	6.85%
2003	0.20%	13,277	8.678086	115,219	0.59%	29.40%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2004	0.20%	7,530	13.434633	101,163	0.00%	13.76%
2003	0.20%	973	11.809676	11,491	0.00%	57.47%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.20%	69,050	16.269222	1,123,390	1.12%	9.95%
2004	0.20%	41,174	14.797053	609,254	1.11%	18.29%
2003	0.20%	155,351	12.508977	1,943,282	1.96%	31.95%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.20%	704,782	15.518876	10,937,424	1.04%	11.87%
2004	0.20%	458,242	13.871631	6,356,564	0.56%	15.50%
2003	0.20%	280,100	12.010005	3,364,002	0.50%	34.38%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.20%	169,786	18.340864	3,114,022	0.60%	32.37%
2004	0.20%	16,822	13.855548	233,078	1.04%	20.50%
2003	0.20%	21,189	11.498175	243,635	0.61%	64.93%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.20%	75,410	15.117925	1,140,043	6.92%	2.18%
2004	0.20%	810,264	14.795923	11,988,604	7.58%	9.88%
2003	0.20%	777,021	13.465993	10,463,359	7.99%	22.03%

Gartmore GVIT – Global Financial Services Fund: Class I
2004	0.20%	7,074	14.748909	104,334	1.37%	20.75%
2003	0.20%	8,215	12.214302	100,340	1.08%	41.17%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.20%	62,816	13.236814	831,484	0.00%	8.22%
2004	0.20%	16,466	12.231005	201,396	0.00%	7.64%
2003	0.20%	4,437	11.362461	50,415	0.00%	36.42%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.20%	273,712	3.143852	860,510	0.00%	-0.71%
2004	0.20%	448,724	3.166487	1,420,879	0.00%	4.10%
2003	0.20%	78,739	3.041648	239,496	0.00%	54.92%

Gartmore GVIT – Global Utilities Fund: Class I
2004	0.20%	21,186	13.925951	295,035	1.64%	29.71%
2003	0.20%	12,612	10.736432	135,408	1.02%	23.80%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.20%	1,941,614	13.058642	25,354,842	3.71%	3.06%
2004	0.20%	1,951,516	12.671201	24,728,051	5.38%	3.06%
2003	0.20%	1,095,538	12.295487	13,470,173	3.25%	1.80%

Gartmore GVIT – Growth Fund – Class I
2005	0.20%	60,144	7.578777	455,818	0.08%	6.29%
2004	0.20%	47,838	7.130400	341,104	0.34%	7.94%
2003	0.20%	40,423	6.605859	267,029	0.02%	32.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – International Growth Fund: Class I
2004	0.20%	12,706	$7.691798	$97,732	0.85%	13.97%
2003	0.20%	8,703	6.749218	58,738	0.00%	35.35%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.20%	119,512	11.155509	1,333,217	1.98%	2.34%
2004	0.20%	132,248	10.900634	1,441,587	1.94%	8.27%
2003	0.20%	104,019	10.067605	1,047,222	1.76%	18.18%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2004	0.20%	763,680	7.982767	6,096,280	0.00%	15.11%
2003	0.20%	155,794	6.935054	1,080,440	0.00%	39.85%

Gartmore GVIT – Money Market Fund – Class I
2005	0.20%	12,740	10.866496	138,439	2.61%	2.46%
2004	0.20%	30,788	10.605257	326,515	0.80%	0.61%
2003	0.20%	221,572	10.540982	2,335,586	0.63%	0.42%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.20%	56,248	10.913424	613,858	1.00%	7.23%
2004	0.20%	32,724	10.177848	333,060	1.30%	9.53%
2003	0.20%	20,659	9.291410	191,951	0.59%	27.26%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2004	0.20%	3,700	12.522767	46,334	0.48%	18.56%
2003	0.20%	1,086	10.562758	11,471	0.15%	25.13%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.20%	9,101	10.583982	96,325	0.04%	38.53%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.20%	196,494	16.603744	3,262,536	0.00%	7.87%
2004	0.20%	269,788	15.391720	4,152,501	0.00%	13.19%
2003	0.20%	108,065	13.598245	1,469,494	0.00%	34.00%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.20%	458,988	18.860242	8,656,625	0.07%	2.87%
2004	0.20%	271,422	18.334546	4,976,399	0.00%	17.06%
2003	0.20%	234,794	15.661984	3,677,340	0.00%	56.54%

Gartmore GVIT – Small Company Fund: Class I
2005	0.20%	1,146,078	15.705843	18,000,121	0.00%	12.09%
2004	0.20%	346,438	14.011465	4,854,104	0.00%	18.78%
2003	0.20%	126,604	11.795728	1,493,386	0.00%	40.73%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.20%	17,434	3.315211	57,797	0.00%	50.66%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2004	0.20%	8,230	13.993330	115,165	0.00%	12.18%
2003	0.20%	5,224	12.473517	65,162	0.00%	51.83%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.20%	114,922	13.954609	1,603,692	3.99%	1.98%
2004	0.20%	13,584	13.684149	185,885	4.55%	6.32%
2003	0.20%	9,884	12.870615	127,213	5.42%	11.89%

Gartmore GVIT – Van Kampen Value Fund – Class I
2004	0.20%	49,480	10.312567	510,266	1.39%	17.26%
2003	0.20%	7,421	8.794319	65,263	1.34%	31.17%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2004	0.20%	2,874	9.758795	28,047	0.00%	15.43%
2003	0.20%	3,219	8.453981	27,213	0.00%	35.79%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.20%	7,660,560	10.396676	79,644,360	2.74%	2.55%
2004	0.20%	8,296,360	10.138533	84,112,920	0.91%	0.69%
2003	0.20%	6,564,517	10.069143	66,099,060	0.70%	0.50%

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.20%	170,910	13.415540	2,292,850	2.02%	7.72%
2004	0.20%	7,054	12.454537	87,854	1.85%	13.80%
2003	0.20%	2,814	10.944415	30,798	1.57%	31.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.20%	34,084	$11.633095	$396,502	2.49%	3.10%
2004	0.20%	2,950	11.283226	33,286	2.49%	4.44%
2003	0.20%	1,756	10.803228	18,970	2.59%	7.69%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.20%	114,016	12.562517	1,432,328	2.39%	5.13%
2004	0.20%	28,510	11.949051	340,667	2.21%	9.32%
2003	0.20%	4,545	10.930659	49,680	2.05%	19.81%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.20%	22,860	13.101623	299,503	2.19%	6.86%
2004	0.20%	19,906	12.260724	244,062	2.01%	11.87%
2003	0.20%	5,607	10.959933	61,452	1.61%	26.39%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.20%	18,166	12.179054	221,245	2.78%	4.28%
2004	0.20%	11,104	11.679461	129,689	2.38%	6.94%
2003	0.20%	3,486	10.921034	38,071	2.33%	13.47%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.20%	1,081,334	17.915150	19,372,261	0.60%	12.60%
2004	0.20%	907,474	15.910334	14,438,214	0.74%	25.63%
2003	0.20%	528,186	12.664093	6,688,997	1.72%	28.13%

Janus AS – Balanced Portfolio – Service Shares
2005	0.20%	261,918	13.232912	3,465,938	2.04%	7.45%
2004	0.20%	229,366	12.315866	2,824,841	2.45%	8.08%
2003	0.20%	5,017	11.395477	57,171	2.34%	13.49%

Janus AS – Forty Portfolio – Service Shares
2005	0.20%	294,576	8.539588	2,515,558	0.01%	12.33%
2004	0.20%	233,906	7.602120	1,778,181	0.02%	17.73%
2003	0.20%	262,941	6.457142	1,697,847	0.25%	19.99%

Janus AS – Global Technology Portfolio – Service Shares
2004	0.20%	173,558	3.554928	616,986	0.00%	0.37%
2003	0.20%	102,131	3.541982	361,746	0.00%	46.18%

Janus AS – International Growth Portfolio – Service Shares
2005	0.20%	349,754	9.791747	3,424,703	1.05%	31.68%
2004	0.20%	586,420	7.436235	4,360,757	0.85%	18.45%
2003	0.20%	245,144	6.277993	1,539,012	1.02%	34.26%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.20%	23,694	15.932691	377,509	0.00%	10.87%
2004	0.20%	8,286	14.370472	119,074	0.00%	12.39%
2003	0.20%	4,483	12.785745	57,318	0.00%	26.89%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.20%	22,284	16.592629	369,750	0.60%	9.54%
2004	0.20%	14,900	15.148180	225,708	0.58%	15.17%
2003	0.20%	7,236	13.153260	95,177	0.57%	32.49%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	234,680	12.237616	2,871,924	0.15%	8.18%
2004	0.20%	19,660	11.312789	222,409	0.12%	15.58%
2003	0.20%	30,298	9.787595	296,545	0.89%	31.50%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.20%	23,118	9.536717	220,470	0.00%	13.51%
2004	0.20%	470,456	8.401327	3,952,455	0.00%	16.08%
2003	0.20%	274,225	7.237810	1,984,788	0.00%	27.81%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2004	0.20%	229,766	12.443485	2,859,090	0.01%	18.74%
2003	0.20%	14,991	10.479833	157,103	0.00%	34.82%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.20%	9,828	14.403227	141,555	0.00%	2.69%
2004	0.20%	4,062	14.025658	56,972	0.00%	11.65%
2003	0.20%	1,829	12.561832	22,976	0.00%	24.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.20%	454,650	$8.523068	$3,875,013	0.00%	12.10%
2004	0.20%	260,230	7.602891	1,978,500	0.00%	19.54%
2003	0.20%	163,694	6.360255	1,041,136	0.00%	25.34%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.20%	1,970,560	9.618219	18,953,278	0.91%	4.89%
2004	0.20%	1,451,308	9.169906	13,308,358	0.31%	6.72%
2003	0.20%	710,846	8.592296	6,107,799	0.38%	30.68%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.20%	1,091,788	12.662678	13,824,960	1.00%	14.08%
2004	0.20%	342,972	11.099865	3,806,943	1.15%	18.92%
2003	0.20%	78,177	9.333505	729,665	0.73%	42.73%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.20%	185,032	10.844763	2,006,628	1.37%	5.76%
2004	0.20%	86,940	10.253671	891,454	0.83%	9.24%
2003	0.20%	50,314	9.386344	472,265	0.90%	26.47%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.20%	1,845,738	10.662435	19,680,061	2.71%	0.80%
2004	0.20%	2,001,144	10.577591	21,167,283	1.29%	1.64%
2003	0.20%	1,032,781	10.407346	10,748,509	1.22%	2.14%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.20%	628,146	12.466336	7,830,679	2.85%	1.87%
2004	0.20%	225,144	12.237557	2,755,213	1.03%	8.67%
2003	0.20%	41,728	11.260965	469,898	2.35%	8.64%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.20%	3,110,384	11.591132	36,052,872	3.47%	2.22%
2004	0.20%	1,390,690	11.339186	15,769,293	1.92%	4.67%
2003	0.20%	805,938	10.833078	8,730,789	2.71%	4.83%

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.20%	438,236	15.069867	6,604,158	5.49%	1.74%
2004	0.20%	41,538	14.811836	615,254	5.59%	7.85%
2003	0.20%	38,729	13.734162	531,910	5.84%	32.52%

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.20%	516,002	19.049333	9,829,494	0.60%	11.39%
2004	0.20%	251,888	17.101898	4,307,763	0.00%	13.62%
2003	0.20%	58,726	15.052067	883,948	0.00%	48.87%

T. Rowe Price – New America Growth Portfolio
2005	0.20%	690,950	11.269904	7,786,940	0.00%	4.26%
2004	0.20%	222,430	10.808909	2,404,226	0.00%	8.09%	05/03/04

T. Rowe Price II – Equity Income Portfolio – II
2005	0.20%	1,993,558	14.970390	29,844,341	1.39%	3.49%
2004	0.20%	1,400,944	14.465784	20,265,753	1.46%	14.39%
2003	0.20%	546,267	12.646299	6,908,256	1.80%	24.92%

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.20%	626,894	19.008705	11,916,443	0.00%	14.21%
2004	0.20%	835,584	16.643864	13,907,346	0.00%	17.82%
2003	0.20%	473,916	14.126799	6,694,916	0.00%	37.82%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.20%	45,066	23.583541	1,062,816	0.71%	31.73%
2004	0.20%	120,164	17.902527	2,151,239	0.53%	25.64%
2003	0.20%	6,811	14.249147	97,051	0.11%	53.88%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.20%	52,740	26.310503	1,387,616	0.31%	51.37%
2004	0.20%	70,582	17.381825	1,226,844	0.31%	23.98%
2003	0.20%	17,418	14.048159	244,691	0.41%	44.79%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.20%	227,212	19.427363	4,414,130	7.14%	12.03%
2004	0.20%	105,242	17.341685	1,825,074	7.52%	9.84%
2003	0.20%	3,595	15.787831	56,757	0.00%	27.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.20%	20,382	$8.473005	$172,697	0.00%	17.33%
2004	0.20%	98,272	7.221303	709,652	0.00%	21.35%
2003	0.20%	70,714	5.950642	420,794	0.00%	41.48%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.20%	250,510	25.103798	6,288,752	1.19%	16.82%
2004	0.20%	98,428	21.489618	2,115,180	1.61%	36.12%
2003	0.20%	40,136	15.786980	633,626	0.00%	37.24%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.20%	360,812	12.025433	4,338,921	0.00%	7.67%
2004	0.20%	266,180	11.168856	2,972,926	0.00%	17.98%
2003	0.20%	202,631	9.466409	1,918,188	0.08%	36.73%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.25%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.25%	54,050	15.332927	828,745	0.09%	5.47%
2004	0.25%	98,126	14.537319	1,426,489	0.00%	10.79%
2003	0.25%	1,947	13.121262	25,547	0.06%	33.29%

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.25%	2,553	13.251011	33,830	0.00%	35.02%

AIM VIF – Capital Development Fund – Series I Shares
2005	0.25%	93,372	16.691371	1,558,507	0.00%	9.33%
2004	0.25%	27,246	15.266666	415,956	0.00%	15.21%

AIM VIF – International Growth Fund – Series I Shares
2005	0.25%	202,258	14.021093	2,835,878	1.14%	17.63%
2004	0.25%	26,402	11.919243	314,692	1.36%	19.19%	05/03/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.25%	369,126	15.396687	5,683,317	1.48%	4.61%
2004	0.25%	426,728	14.718823	6,280,934	0.92%	11.18%
2003	0.25%	278,219	13.238290	3,683,144	0.51%	32.17%

American Century VP – Income & Growth Fund – Class I
2005	0.25%	284,088	11.300886	3,210,446	1.94%	4.37%
2004	0.25%	368,640	10.827688	3,991,519	1.37%	12.71%
2003	0.25%	225,657	9.606659	2,167,810	1.28%	29.03%
2002	0.25%	1,435	7.445299	10,684	1.00%	-19.57%

American Century VP – International Fund – Class I
2005	0.25%	882,458	9.488028	8,372,786	1.25%	12.97%
2004	0.25%	923,768	8.398563	7,758,324	0.56%	14.64%
2003	0.25%	674,427	7.326221	4,941,001	0.73%	24.20%
2002	0.25%	49,356	5.898746	291,139	0.78%	-20.57%

American Century VP – Ultra® Fund – Class I
2005	0.25%	252,658	11.248731	2,842,082	0.00%	1.91%
2004	0.25%	212,496	11.037791	2,345,486	0.00%	10.40%
2003	0.25%	138,103	9.998079	1,380,765	0.00%	24.59%

American Century VP – Value Fund – Class I
2005	0.25%	496,994	15.934364	7,919,283	0.83%	4.77%
2004	0.25%	351,012	15.208626	5,338,410	0.97%	14.05%
2003	0.25%	248,298	13.335325	3,311,135	1.04%	28.64%
2002	0.25%	90,011	10.366670	933,114	0.75%	-12.84%

American Century VP – VistaSM Fund – Class I
2005	0.25%	248	11.444645	2,838	0.00%	14.45%	05/02/05

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.25%	304,012	16.253697	4,941,319	0.00%	3.11%
2004	0.25%	84,614	15.763932	1,333,849	0.00%	25.33%
2003	0.25%	17,272	12.578424	217,255	0.00%	29.69%

Calvert VS – Social Equity Portfolio
2005	0.25%	1,152	13.973029	16,097	0.06%	4.28%
2004	0.25%	826	13.399142	11,068	0.08%	6.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Credit Suisse Trust – Global Small Cap Portfolio
2005	0.25%	15,838	$9.661761	$153,023	0.00%	15.85%
2004	0.25%	25,520	8.339563	212,826	0.00%	17.69%
2003	0.25%	30,888	7.085747	218,865	0.00%	47.29%
2002	0.25%	1,104	4.810802	5,311	0.00%	-34.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.25%	7,410	11.321642	83,893	0.88%	17.15%
2004	0.25%	13,758	9.664537	132,965	0.99%	14.46%
2003	0.25%	17,161	8.443905	144,906	0.49%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.25%	2,276	12.352874	28,115	0.73%	7.87%
2004	0.25%	16,952	11.451229	194,121	0.58%	11.07%
2003	0.25%	15,477	10.310367	159,574	0.76%	24.85%
2002	0.25%	5,253	8.258105	43,380	0.76%	-23.29%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.25%	20,998	16.292721	342,115	0.02%	8.90%
2004	0.25%	41,246	14.961281	617,093	0.43%	14.19%
2003	0.25%	647	13.102225	8,477	1.02%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.25%	162,720	13.695264	2,228,493	0.00%	6.97%
2004	0.25%	376,014	12.803427	4,814,268	0.57%	21.58%
2003	0.25%	145,429	10.530847	1,531,491	0.27%	37.44%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.25%	8,079,650	10.058674	81,270,565	1.63%	4.43%
2004	0.25%	5,809,448	9.631920	55,956,138	1.82%	10.36%
2003	0.25%	4,843,218	8.727408	42,268,740	1.54%	28.04%
2002	0.25%	529,695	6.815999	3,610,401	1.45%	-22.56%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.25%	101,932	7.541951	768,766	0.00%	3.36%
2004	0.25%	154,666	7.296964	1,128,592	0.40%	5.95%
2003	0.25%	71,544	6.887482	492,758	0.11%	25.69%
2002	0.25%	425	5.479795	2,329	0.22%	-29.12%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.25%	561,480	9.907772	5,563,016	0.02%	4.12%
2004	0.25%	555,430	9.515935	5,285,436	1.67%	4.78%
2003	0.25%	487,461	9.081512	4,426,883	1.18%	20.87%
2002	0.25%	48,950	7.513649	367,793	1.22%	-16.92%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.25%	640,638	17.142660	10,982,239	0.00%	11.61%
2004	0.25%	481,030	15.359280	7,388,274	1.23%	19.72%
2003	0.25%	561,722	12.829044	7,206,356	2.67%	36.02%

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.25%	1,963,430	13.902748	27,297,073	3.55%	1.05%
2004	0.25%	1,438,890	13.758938	19,797,598	3.92%	3.36%
2003	0.25%	204,710	13.311504	2,724,998	3.30%	4.38%
2002	0.25%	55,859	12.752372	712,335	3.20%	9.03%

VIP – Equity-Income Portfolio: Service Class
2005	0.25%	1,459,748	12.439919	18,159,147	1.56%	5.49%
2004	0.25%	1,061,120	11.792032	12,512,761	1.39%	11.10%
2003	0.25%	374,570	10.613484	3,975,493	1.66%	29.89%
2002	0.25%	244,789	8.170844	2,000,133	1.50%	-17.20%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.25%	2,214,058	8.234853	18,232,442	0.41%	5.41%
2004	0.25%	1,835,224	7.812236	14,337,203	0.16%	3.01%
2003	0.25%	585,819	7.584268	4,443,008	0.18%	32.45%
2002	0.25%	78,608	5.726150	450,121	0.14%	-30.37%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.25%	195,986	13.118317	2,571,006	14.70%	2.27%
2004	0.25%	593,920	12.827432	7,618,468	8.03%	9.19%
2003	0.25%	93,070	11.747355	1,093,326	6.36%	26.65%
2002	0.25%	606	9.275222	5,621	9.18%	3.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.25%	742,572	$12.002567	$8,912,770	0.56%	18.67%
2004	0.25%	460,116	10.113816	4,653,529	0.98%	13.20%
2003	0.25%	301,169	8.934131	2,690,683	0.63%	42.85%
2002	0.25%	1,213	6.254343	7,587	0.64%	-20.54%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.25%	1,766,496	14.013727	24,755,193	0.19%	16.56%
2004	0.25%	970,084	12.023156	11,663,471	0.24%	15.05%
2003	0.25%	964,994	10.450250	10,084,429	0.30%	28.03%
2002	0.25%	7,198	8.162207	58,752	0.69%	-9.65%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.25%	33,064	10.808463	357,371	2.69%	1.83%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.25%	326,516	10.048055	3,280,851	0.84%	8.59%
2004	0.25%	451,498	9.253175	4,177,790	0.48%	6.79%
2003	0.25%	197,613	8.664666	1,712,251	0.59%	29.34%
2002	0.25%	794	6.699267	5,319	0.93%	-22.11%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.25%	159,618	20.635857	3,293,854	0.00%	17.91%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.25%	884	13.725157	12,133	0.00%	2.30%
2004	0.25%	29,960	13.416717	401,965	0.00%	13.70%
2003	0.25%	15,729	11.799819	185,599	0.00%	57.40%

Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2
2005	0.25%	11,480	11.351855	130,319	0.00%	13.52%	05/02/05

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.25%	241,412	16.242222	3,921,067	1.12%	9.89%
2004	0.25%	173,760	14.779865	2,568,149	1.11%	18.23%
2003	0.25%	9,405	12.500683	117,569	1.96%	31.88%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.25%	613,462	15.479497	9,496,083	1.04%	11.82%
2004	0.25%	317,498	13.843332	4,395,230	0.56%	15.44%
2003	0.25%	70,843	11.991494	849,513	0.50%	34.31%
2002	0.25%	1,993	8.927901	17,793	0.45%	-15.51%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.25%	198,760	18.292860	3,635,889	0.60%	32.31%
2004	0.25%	68,036	13.826171	940,677	1.04%	20.44%
2003	0.25%	14,303	11.479519	164,192	0.61%	64.85%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.25%	204,814	15.079557	3,088,504	6.92%	2.13%
2004	0.25%	157,482	14.765731	2,325,337	7.58%	9.82%
2003	0.25%	33,606	13.445225	451,840	7.99%	21.97%
2002	0.25%	47,160	11.023733	519,879	10.09%	2.97%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.25%	24,048	16.330978	392,727	2.00%	10.87%
2004	0.25%	8,572	14.729262	126,259	1.37%	20.69%
2003	0.25%	958	12.207124	11,694	1.08%	41.10%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.25%	27,596	13.212593	364,615	0.00%	8.17%
2004	0.25%	24,814	12.214711	303,096	0.00%	7.59%
2003	0.25%	9,013	11.352997	102,325	0.00%	36.35%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.25%	262,362	3.135604	822,663	0.00%	-0.76%
2004	0.25%	674,980	3.159750	2,132,768	0.00%	4.05%
2003	0.25%	118,132	3.036698	358,731	0.00%	54.84%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.25%	15,934	14.758947	235,169	2.09%	6.12%
2004	0.25%	17,668	13.907406	245,716	1.64%	29.64%
2003	0.25%	1,187	10.727488	12,734	1.02%	23.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Government Bond Fund: Class I
2005	0.25%	3,496,292	$13.025536	$45,541,077	3.71%	3.01%
2004	0.25%	2,572,680	12.645377	32,532,509	5.38%	3.00%
2003	0.25%	1,556,780	12.276554	19,111,894	3.25%	1.75%
2002	0.25%	1,141,119	12.065916	13,768,646	4.66%	10.71%

Gartmore GVIT – Growth Fund – Class I
2005	0.25%	40,952	7.559516	309,577	0.08%	6.24%
2004	0.25%	73,454	7.115834	522,686	0.34%	7.89%
2003	0.25%	76,188	6.595662	502,510	0.02%	32.41%
2002	0.25%	49,665	4.981328	247,398	0.00%	-28.90%

Gartmore GVIT – International Growth Fund: Class I
2005	0.25%	54,480	9.969281	543,126	1.10%	29.89%
2004	0.25%	28,960	7.675467	222,282	0.85%	13.91%
2003	0.25%	4,806	6.738255	32,384	0.00%	35.28%
2002	0.25%	65	4.980814	324	0.00%	-24.29%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.25%	234,374	11.127198	2,607,926	1.98%	2.29%
2004	0.25%	138,252	10.878396	1,503,960	1.94%	8.22%
2003	0.25%	86,171	10.052086	866,198	1.76%	18.12%
2002	0.25%	1,233	8.510165	10,493	2.28%	-12.53%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.25%	161,102	8.720733	1,404,928	0.00%	9.47%
2004	0.25%	989,792	7.966452	7,885,130	0.00%	15.05%
2003	0.25%	74,105	6.924341	513,128	0.00%	39.79%
2002	0.25%	5,143	4.953560	25,476	0.00%	-37.17%

Gartmore GVIT – Money Market Fund – Class I
2005	0.25%	997,352	10.838856	10,810,155	2.61%	2.41%
2004	0.25%	877,048	10.583572	9,282,301	0.80%	0.56%
2003	0.25%	2,168,315	10.524702	22,820,869	0.63%	0.37%
2002	0.25%	1,395,229	10.485477	14,629,642	1.51%	0.96%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.25%	230,206	10.885739	2,505,962	1.00%	7.17%
2004	0.25%	200,466	10.157086	2,036,150	1.30%	9.48%
2003	0.25%	49,376	9.277816	458,101	0.59%	27.19%
2002	0.25%	588	7.294217	4,289	0.95%	-17.56%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.25%	8,298	13.761286	114,191	1.29%	10.04%
2004	0.25%	13,762	12.506076	172,109	0.48%	18.50%
2003	0.25%	1,148	10.553942	12,116	0.15%	25.07%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.25%	22,022	10.567653	232,721	0.04%	38.46%
2002	0.25%	42	7.632212	321	0.03%	-25.55%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.25%	186,986	16.548582	3,094,353	0.00%	7.82%
2004	0.25%	283,520	15.348222	4,351,528	0.00%	13.13%
2003	0.25%	59,176	13.566592	802,817	0.00%	33.93%
2002	0.25%	209	10.129586	2,117	0.00%	-33.45%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.25%	848,398	18.812416	15,960,416	0.07%	2.82%
2004	0.25%	557,634	18.297168	10,203,123	0.00%	17.01%
2003	0.25%	258,610	15.637860	4,044,107	0.00%	56.46%
2002	0.25%	89,722	9.994656	896,741	0.01%	-27.34%

Gartmore GVIT – Small Company Fund: Class I
2005	0.25%	1,912,752	15.666008	29,965,188	0.00%	12.04%
2004	0.25%	766,554	13.982897	10,718,646	0.00%	18.72%
2003	0.25%	492,798	11.777552	5,803,954	0.00%	40.66%
2002	0.25%	98,835	8.373012	827,547	0.00%	-17.54%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.25%	23,948	3.309832	79,264	0.00%	50.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.25%	80,480	$15.607398	$1,256,083	0.00%	11.68%
2004	0.25%	50,246	13.974657	702,171	0.00%	12.13%
2003	0.25%	33,465	12.463103	417,078	0.00%	51.76%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.25%	483,160	13.919206	6,725,204	3.99%	1.93%
2004	0.25%	63,742	13.656231	870,475	4.55%	6.27%
2003	0.25%	515,327	12.850783	6,622,355	5.42%	11.84%
2002	0.25%	42,803	11.490701	491,836	4.49%	6.94%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.25%	42,010	10.701838	449,584	1.61%	3.99%
2004	0.25%	36,102	10.291496	371,544	1.39%	17.21%
2003	0.25%	3,887	8.780739	34,131	1.34%	31.11%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.25%	12,984	11.593174	150,526	1.11%	19.04%
2004	0.25%	34,068	9.738860	331,783	0.00%	15.38%
2003	0.25%	34,022	8.440937	287,178	0.00%	35.72%
2002	0.25%	85	6.219415	529	2.00%	-25.58%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.25%	5,577,142	10.380057	57,891,052	2.74%	2.49%
2004	0.25%	9,126,608	10.127388	92,428,700	0.91%	0.64%
2003	0.25%	1,814,317	10.063117	18,257,684	0.70%	0.45%
2002	0.25%	656	10.017601	6,572	0.28%	0.18%	10/21/2002

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.25%	24,354	13.389188	326,080	2.02%	7.66%
2004	0.25%	14,712	12.436282	182,963	1.85%	13.74%
2003	0.25%	4,309	10.933839	47,114	1.57%	31.54%

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.25%	4,440	11.610294	51,550	2.49%	3.05%
2004	0.25%	6,398	11.266714	72,084	2.49%	4.39%
2003	0.25%	929	10.792806	10,027	2.59%	7.64%

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.25%	31,934	12.537840	400,383	2.39%	5.08%
2004	0.25%	18,974	11.931529	226,389	2.21%	9.26%
2003	0.25%	7,829	10.920096	85,493	2.05%	19.75%

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.25%	80,236	13.075926	1,049,160	2.19%	6.81%
2004	0.25%	90,230	12.242773	1,104,665	2.01%	11.81%
2003	0.25%	3,797	10.949354	41,575	1.61%	26.33%

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.25%	151,626	12.155154	1,843,037	2.78%	4.23%
2004	0.25%	21,136	11.662359	246,496	2.38%	6.89%
2003	0.25%	2,613	10.910488	28,509	2.33%	13.41%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.25%	792,502	17.885426	14,174,236	0.60%	12.54%
2004	0.25%	315,450	15.891856	5,013,086	0.74%	25.57%
2003	0.25%	259,089	12.655709	3,278,955	1.72%	28.07%

Janus AS – Balanced Portfolio – Service Shares
2005	0.25%	53,532	13.210934	707,208	2.04%	7.39%
2004	0.25%	53,754	12.301545	661,257	2.45%	8.02%
2003	0.25%	14,950	11.387925	170,249	2.34%	13.44%

Janus AS – Forty Portfolio – Service Shares
2005	0.25%	1,090,640	8.514303	9,286,039	0.01%	12.28%
2004	0.25%	956,584	7.583386	7,254,146	0.02%	17.67%
2003	0.25%	677,613	6.444456	4,366,847	0.25%	19.93%
2002	0.25%	318	5.373376	1,709	0.32%	-16.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Global Technology Portfolio – Service Shares
2005	0.25%	229,560	$3.945872	$905,814	0.00%	11.27%
2004	0.25%	204,340	3.546168	724,624	0.00%	0.32%
2003	0.25%	97,833	3.535026	345,842	0.00%	46.11%
2002	0.25%	708	2.419456	1,713	0.00%	-41.08%

Janus AS – International Growth Portfolio – Service Shares
2005	0.25%	882,786	9.762789	8,618,453	1.05%	31.61%
2004	0.25%	680,002	7.417926	5,044,205	0.85%	18.39%
2003	0.25%	92,562	6.265664	579,962	1.02%	34.20%
2002	0.25%	905	4.668998	4,225	0.70%	-25.94%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.25%	75,420	15.906622	1,199,677	0.00%	10.82%
2004	0.25%	82,778	14.354104	1,188,204	0.00%	12.34%
2003	0.25%	6,068	12.777560	77,534	0.00%	26.83%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.25%	10,644	16.565444	176,323	0.60%	9.48%
2004	0.25%	22,074	15.130897	333,999	0.58%	15.11%
2003	0.25%	1,068	13.144807	14,039	0.57%	32.42%

Lord Abbett Series Mid Cap Value Fund – VC
2005	0.25%	19,122	11.270434	215,513	0.52%	12.70%	05/02/05

Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II
2005	0.25%	732	11.632654	8,515	1.76%	16.33%	05/02/05

Mercury II – Large Cap Core VIF – Class II
2005	0.25%	101,208	11.577932	1,171,779	0.74%	15.78%	05/02/05

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.25%	75,766	12.206553	924,842	0.15%	8.12%
2004	0.25%	91,408	11.289714	1,031,970	0.12%	15.53%
2003	0.25%	52,239	9.772505	510,506	0.89%	31.43%
2002	0.25%	535	7.435383	3,978	0.75%	-26.63%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.25%	365,056	9.512489	3,472,591	0.00%	13.46%
2004	0.25%	678,994	8.384158	5,692,793	0.00%	16.02%
2003	0.25%	284,185	7.226636	2,053,702	0.00%	27.75%
2002	0.25%	217,507	5.656826	1,230,399	0.00%	-29.52%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.25%	84,180	14.622460	1,230,919	0.98%	17.75%
2004	0.25%	191,928	12.418080	2,383,377	0.01%	18.68%
2003	0.25%	44,110	10.463664	461,552	0.00%	34.75%
2002	0.25%	53,464	7.765195	415,158	0.54%	-24.33%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.25%	15,290	14.379334	219,860	0.00%	2.64%
2004	0.25%	22,204	14.009370	311,064	0.00%	11.60%
2003	0.25%	3,926	12.553503	49,285	0.00%	24.75%

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.25%	1,772,498	8.501413	15,068,738	0.00%	12.05%
2004	0.25%	1,726,784	7.587355	13,101,723	0.00%	19.48%
2003	0.25%	809,116	6.350438	5,138,241	0.00%	25.28%
2002	0.25%	11,391	5.069121	57,742	0.63%	-27.97%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.25%	3,734,142	9.593805	35,824,630	0.91%	4.84%
2004	0.25%	1,591,142	9.151191	14,560,844	0.31%	6.67%
2003	0.25%	503,219	8.579039	4,317,135	0.38%	30.62%
2002	0.25%	345,299	6.568116	2,267,964	0.57%	-27.04%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.25%	1,169,740	12.626867	14,770,151	1.00%	14.02%
2004	0.25%	436,776	11.073978	4,836,848	1.15%	18.87%
2003	0.25%	162,279	9.316393	1,511,855	0.73%	42.66%
2002	0.25%	228,358	6.530337	1,491,255	0.55%	-22.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.25%	381,782	$10.817217	$4,129,819	1.37%	5.71%
2004	0.25%	192,090	10.232719	1,965,603	0.83%	9.19%
2003	0.25%	264,755	9.371848	2,481,244	0.90%	26.40%
2002	0.25%	1,058	7.414306	7,844	0.75%	-19.00%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2005	0.25%	287,514	11.877133	3,414,842	4.94%	5.96%
2004	0.25%	10,938	11.208609	122,600	6.86%	12.09%	05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.25%	747,294	10.644694	7,954,716	2.71%	0.75%
2004	0.25%	554,690	10.565271	5,860,450	1.29%	1.58%
2003	0.25%	1,496,037	10.400435	15,559,436	1.22%	2.09%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.25%	1,206,896	12.445521	15,020,450	2.85%	1.82%
2004	0.25%	309,916	12.223233	3,788,175	1.03%	8.62%
2003	0.25%	73,396	11.253423	825,956	2.35%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.25%	2,083,246	11.571785	24,106,875	3.47%	2.17%
2004	0.25%	1,511,060	11.325918	17,114,142	1.92%	4.62%
2003	0.25%	1,182,357	10.825824	12,799,989	2.71%	4.78%
2002	0.25%	165	10.331952	1,705	0.98%	3.32%	08/30/02

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.25%	36,528	15.044787	549,556	5.49%	1.69%
2004	0.25%	53,634	14.794578	793,492	5.59%	7.79%
2003	0.25%	379,007	13.725038	5,201,885	5.84%	32.45%
2002	0.25%	162	10.362072	1,679	1.76%	3.62%	9/30/2002

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.25%	690,136	19.017724	13,124,816	0.60%	11.33%
2004	0.25%	271,392	17.082044	4,635,930	0.00%	13.56%
2003	0.25%	85,061	15.042113	1,279,497	0.00%	48.79%

T. Rowe Price – New America Growth Portfolio
2005	0.25%	2,404	11.260565	27,070	0.00%	4.21%
2004	0.25%	560	10.805340	6,051	0.00%	8.05%	05/03/04

T. Rowe Price II – Equity Income Portfolio – II
2005	0.25%	892,058	14.945544	13,332,292	1.39%	3.44%
2004	0.25%	366,698	14.448971	5,298,409	1.46%	14.33%
2003	0.25%	167,637	12.637920	2,118,583	1.80%	24.86%

T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.25%	356,418	18.977178	6,763,808	0.00%	14.15%
2004	0.25%	179,746	16.624542	2,988,195	0.00%	17.76%
2003	0.25%	279,141	14.117448	3,940,759	0.00%	37.75%

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.25%	41,596	23.523647	978,490	0.71%	31.67%
2004	0.25%	212,994	17.865954	3,805,341	0.53%	25.58%
2003	0.25%	38,302	14.227140	544,928	0.11%	53.80%
2002	0.25%	399	9.250254	3,691	0.21%	-3.14%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.25%	129,856	26.243783	3,407,913	0.31%	51.29%
2004	0.25%	31,156	17.346378	540,444	0.31%	23.92%
2003	0.25%	12,374	14.026509	173,564	0.41%	44.72%
2002	0.25%	497	9.692423	4,817	0.75%	-3.08%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.25%	48,476	19.378063	939,371	7.14%	11.97%
2004	0.25%	37,344	17.306300	646,286	7.52%	9.79%
2003	0.25%	68,138	15.763497	1,074,093	0.00%	27.55%
2002	0.25%	83	12.359143	1,026	8.74%	8.95%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.25%	144,664	$8.449046	$1,222,273	0.00%	17.28%
2004	0.25%	137,920	7.204463	993,640	0.00%	21.29%
2003	0.25%	74,914	5.939719	444,968	0.00%	41.41%
2002	0.25%	354	4.200344	1,487	0.00%	-31.33%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.25%	546,448	25.040093	13,683,109	1.19%	16.76%
2004	0.25%	352,704	21.445777	7,564,011	1.61%	36.05%
2003	0.25%	151,526	15.762653	2,388,452	0.00%	37.17%
2002	0.25%	770	11.491482	8,848	4.01%	-1.03%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.25%	470,806	11.991404	5,645,625	0.00%	7.62%
2004	0.25%	469,872	11.142802	5,235,691	0.00%	17.93%
2003	0.25%	169,629	9.449055	1,602,834	0.08%	36.66%
2002	0.25%	182,111	6.914071	1,259,128	0.50%	-27.00%

The BEST of AMERICA® Corporate Variable Universal Life SeriesSM Reduced Fee Tier (0.40%)

AIM VIF – Basic Value Fund – Series I Shares
2005	0.40%	44,502	15.256716	678,954	0.09%	5.32%
2004	0.40%	73,606	14.486704	1,066,308	0.00%	10.63%
2003	0.40%	82,900	13.095200	1,085,592	0.06%	33.09%
2002	0.40%	39,881	9.839124	392,394	0.00%	-1.61%	09/03/02

AIM VIF – Capital Appreciation Fund – Series I Shares
2003	0.40%	13,547	13.224712	179,155	0.00%	34.82%
2002	0.40%	24	9.809368	235	0.00%	-1.91%	09/03/02

AIM VIF – Capital Development Fund – Series I Shares
2005	0.40%	247,510	16.608430	4,110,753	0.00%	9.17%
2004	0.40%	59,864	15.213529	910,743	0.00%	15.04%

AIM VIF – International Growth Fund – Series I Shares
2005	0.40%	457,728	13.986284	6,401,914	1.14%	17.46%
2004	0.40%	152,296	11.907437	1,813,455	1.36%	19.07%	05/03/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.40%	386,306	15.320186	5,918,280	1.48%	4.45%
2004	0.40%	309,918	14.667608	4,545,756	0.92%	11.02%
2003	0.40%	246,983	13.212012	3,263,142	0.51%	31.97%
2002	0.40%	5,432	10.011053	54,380	0.00%	0.11%	09/03/02

American Century VP – Income & Growth Fund – Class I
2005	0.40%	1,326	12.625722	16,742	1.94%	4.21%
2004	0.40%	177,026	12.115153	2,144,697	1.37%	12.54%
2003	0.40%	350,297	10.765053	3,770,966	1.28%	28.84%
2002	0.40%	2,529,796	8.355578	21,137,908	1.00%	-19.69%
2001	0.40%	1,861,201	10.404509	19,364,883	0.85%	-8.72%

American Century VP – International Fund – Class I
2005	0.40%	243,536	11.844974	2,884,678	1.25%	12.80%
2004	0.40%	1,074,540	10.500552	11,283,263	0.56%	14.47%
2003	0.40%	2,984,336	9.173579	27,377,042	0.73%	24.01%
2002	0.40%	2,893,353	7.397247	21,402,847	0.78%	-20.69%
2001	0.40%	1,918,932	9.326990	17,897,860	0.08%	-29.46%

American Century VP – Ultra® Fund – Class I
2005	0.40%	28,284	11.187064	316,415	0.00%	1.76%
2004	0.40%	102,910	10.993709	1,131,363	0.00%	10.23%
2003	0.40%	79,186	9.973091	789,729	0.00%	24.40%
2002	0.40%	4,655	8.016962	37,319	0.66%	-19.83%	05/01/02

American Century VP – Value Fund – Class I
2005	0.40%	371,836	16.301854	6,061,616	0.83%	4.62%
2004	0.40%	572,678	15.582659	8,923,846	0.97%	13.88%
2003	0.40%	835,035	13.683795	11,426,448	1.04%	28.44%
2002	0.40%	872,044	10.653510	9,290,329	0.75%	-12.97%
2001	0.40%	428,754	12.241061	5,248,404	0.60%	12.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – VistaSM Fund – Class I
2005	0.40%	596	$11.433293	$6,814	0.00%	14.33%	05/02/05

Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares
2005	0.40%	191,636	16.172933	3,099,316	0.00%	2.95%
2004	0.40%	171,058	15.709055	2,687,160	0.00%	25.14%
2003	0.40%	107,132	12.553439	1,344,875	0.00%	29.49%
2002	0.40%	7,134	9.694252	69,159	0.00%	-3.06%	09/03/02

Calvert VS – Social Equity Portfolio
2005	0.40%	428	13.903575	5,951	0.06%	4.13%
2004	0.40%	6,064	13.352495	80,970	0.08%	6.73%
2003	0.40%	1,076	12.510533	13,461	0.01%	21.69%

Credit Suisse Trust – Global Small Cap Portfolio
2002	0.40%	27,170	5.555805	150,951	0.00%	-34.42%
2001	0.40%	25,001	8.471776	211,803	0.00%	-28.92%

Credit Suisse Trust – International Focus Portfolio
2002	0.40%	32,357	6.196425	200,498	0.00%	-20.22%
2001	0.40%	39,874	7.767318	309,714	0.00%	-22.59%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	17,547	10.955988	192,245	0.76%	24.66%
2002	0.40%	45,124	8.788383	396,567	0.76%	-23.40%
2001	0.40%	140,668	11.473418	1,613,943	0.00%	0.54%

Dreyfus IP – European Equity Portfolio
2001	0.40%	30,039	9.025727	271,124	0.79%	-28.42%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2005	0.40%	9,248	16.211755	149,926	0.02%	8.74%
2004	0.40%	25,166	14.909204	375,205	0.43%	14.02%
2003	0.40%	58,097	13.076217	759,689	1.02%	31.20%
2002	0.40%	2,842	9.966854	28,326	0.60%	-0.33%	09/03/02

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.40%	434,388	13.620186	5,916,445	0.00%	6.81%
2004	0.40%	164,998	12.752292	2,104,103	0.57%	21.40%
2003	0.40%	61,690	10.504526	648,024	0.27%	37.23%
2002	0.40%	5,221	7.654697	39,965	0.29%	-23.45%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.40%	3,928,314	11.896207	46,732,037	1.63%	4.27%
2004	0.40%	6,072,526	11.408542	69,278,668	1.82%	10.20%
2003	0.40%	9,284,780	10.352696	96,122,505	1.54%	27.85%
2002	0.40%	14,027,919	8.097446	113,590,317	1.45%	-22.67%
2001	0.40%	10,538,036	10.471621	110,350,319	1.14%	-12.53%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	0.40%	734	9.567773	7,023	0.00%	3.20%
2004	0.40%	21,434	9.270823	198,711	0.40%	5.79%
2003	0.40%	114,903	8.763701	1,006,976	0.11%	25.50%
2002	0.40%	368,609	6.983004	2,573,998	0.22%	-29.23%
2001	0.40%	556,416	9.867078	5,490,200	0.08%	-22.89%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.40%	471,228	11.912967	5,613,724	0.02%	3.96%
2004	0.40%	504,718	11.458946	5,783,536	1.67%	4.63%
2003	0.40%	830,526	10.952239	9,096,119	1.18%	20.69%
2002	0.40%	1,866,807	9.074997	16,941,268	1.22%	-17.05%
2001	0.40%	1,760,221	10.939900	19,256,642	0.90%	-9.67%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.40%	369,294	17.057481	6,299,225	0.00%	11.44%
2004	0.40%	507,212	15.305834	7,763,303	1.23%	19.54%
2003	0.40%	146,661	12.803571	1,877,785	2.67%	35.81%
2002	0.40%	7,620	9.427437	71,837	0.37%	-5.73%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	0.40%	592,368	$13.764550	$8,153,679	3.55%	0.89%
2004	0.40%	1,333,708	13.642560	18,195,191	3.92%	3.21%
2003	0.40%	2,418,929	13.218733	31,975,177	3.30%	4.23%
2002	0.40%	2,571,167	12.682507	32,608,843	3.20%	8.87%
2001	0.40%	1,654,009	11.649181	19,267,850	2.92%	7.58%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.40%	722,038	13.396579	9,672,839	1.56%	5.34%
2004	0.40%	1,784,684	12.717880	22,697,397	1.39%	10.94%
2003	0.40%	2,509,045	11.463982	28,763,647	1.66%	29.70%
2002	0.40%	2,559,502	8.838834	22,623,013	1.50%	-17.33%
2001	0.40%	1,857,873	10.691577	19,863,592	1.13%	-5.47%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.40%	510,730	11.902677	6,079,054	0.41%	5.25%
2004	0.40%	1,600,358	11.308717	18,097,996	0.16%	2.85%
2003	0.40%	2,979,457	10.995198	32,759,720	0.18%	32.25%
2002	0.40%	3,005,019	8.313850	24,983,277	0.14%	-30.48%
2001	0.40%	2,428,287	11.958538	29,038,762	0.00%	-18.06%

Fidelity® VIP – High Income Portfolio: Service Class
2005	0.40%	2,824	9.525383	26,900	14.70%	2.11%
2004	0.40%	217,058	9.328110	2,024,741	8.03%	9.03%
2003	0.40%	504,057	8.555502	4,312,461	6.36%	26.46%
2002	0.40%	774,551	6.765203	5,239,995	9.18%	3.20%
2001	0.40%	638,130	6.555148	4,183,037	13.22%	-12.25%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.40%	700,420	12.912620	9,044,257	0.56%	18.50%
2004	0.40%	912,684	10.896942	9,945,465	0.98%	13.03%
2003	0.40%	746,827	9.640353	7,199,676	0.63%	42.63%
2002	0.40%	1,627,578	6.758846	11,000,549	0.64%	-20.66%
2001	0.40%	1,216,927	8.518959	10,366,951	5.46%	-21.59%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.40%	1,090,144	17.532748	19,113,220	0.19%	16.38%
2004	0.40%	1,506,264	15.064815	22,691,589	0.24%	14.88%
2003	0.40%	1,901,875	13.113640	24,940,504	0.30%	27.84%
2002	0.40%	1,492,216	10.257824	15,306,889	0.69%	-9.79%
2001	0.40%	1,079,652	11.370566	12,276,254	0.61%	-12.71%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.40%	372	10.765329	4,005	2.69%	1.67%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	0.40%	608	9.527944	5,793	0.84%	8.43%
2004	0.40%	20,800	8.787333	182,777	0.48%	6.63%
2003	0.40%	259,028	8.240791	2,134,596	0.59%	29.14%
2002	0.40%	402,649	6.381088	2,569,339	0.93%	-22.23%
2001	0.40%	504,352	8.204875	4,138,145	0.23%	-14.78%

Fidelity® VIP III – Mid Cap Portfolio: Service Class
2005	0.40%	3,976	20.553596	81,721	0.00%	17.73%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	0.40%	2,310	13.649958	31,531	0.00%	2.15%
2004	0.40%	64,044	13.363171	855,831	0.00%	13.53%
2003	0.40%	59,064	11.770364	695,205	0.00%	57.16%
2002	0.40%	953	7.489405	7,137	0.00%	-25.11%	05/01/02

Franklin Templeton VIP II – Franklin Small Cap Value Securities Fund – Class 2
2005	0.40%	199,332	11.340582	2,260,541	0.00%	13.41%	05/02/05

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.40%	485,970	16.161499	7,854,004	1.12%	9.73%
2004	0.40%	397,492	14.728417	5,854,428	1.11%	18.06%
2003	0.40%	300,494	12.475864	3,748,922	1.96%	31.68%
2002	0.40%	14,717	9.474024	139,429	0.00%	-5.26%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.40%	746,512	$19.427688	$14,503,002	1.04%	11.65%
2004	0.40%	1,048,696	17.400194	18,247,514	0.56%	15.27%
2003	0.40%	1,017,996	15.095175	15,366,828	0.50%	34.11%
2002	0.40%	922,042	11.255500	10,378,044	0.45%	-15.64%
2001	0.40%	321,337	13.342471	4,287,430	0.55%	-1.70%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	0.40%	150,756	18.149525	2,736,150	0.60%	32.11%
2004	0.40%	182,748	13.738334	2,510,653	1.04%	20.26%
2003	0.40%	183,203	11.423706	2,092,857	0.61%	64.60%
2002	0.40%	10,388	6.940105	72,094	0.23%	-15.57%
2001	0.40%	2,423	8.219735	19,916	0.24%	-5.56%

Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	0.40%	224,370	13.713412	3,076,878	6.92%	1.97%
2004	0.40%	329,516	13.448117	4,431,370	7.58%	9.66%
2003	0.40%	767,382	12.263819	9,411,034	7.99%	21.78%
2002	0.40%	555,227	10.070195	5,591,244	10.09%	2.81%
2001	0.40%	410,468	9.794650	4,020,390	11.31%	3.80%

Gartmore GVIT – Global Financial Services Fund: Class I
2005	0.40%	3,938	16.241486	63,959	2.00%	10.71%
2004	0.40%	59,974	14.670465	879,846	1.37%	20.51%
2003	0.40%	44,687	12.173639	544,003	1.08%	40.89%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	0.40%	13,866	13.140144	182,201	0.00%	8.01%
2004	0.40%	57,244	12.165918	696,426	0.00%	7.43%
2003	0.40%	52,928	11.324625	599,390	0.00%	36.15%
2002	0.40%	292	8.317804	2,429	0.00%	-16.82%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	0.40%	232,710	3.111019	723,965	0.00%	-0.91%
2004	0.40%	481,400	3.139672	1,511,438	0.00%	3.90%
2003	0.40%	573,189	3.021924	1,732,134	0.00%	54.61%
2002	0.40%	46,574	1.954523	91,030	0.67%	-43.01%
2001	0.40%	29,402	3.429593	100,837	0.00%	-42.95%

Gartmore GVIT – Global Utilities Fund: Class I
2005	0.40%	2,742	14.678049	40,247	2.09%	5.96%
2004	0.40%	15,120	13.851870	209,440	1.64%	29.45%
2003	0.40%	13,251	10.700667	141,795	1.02%	23.56%
2002	0.40%	2,326	8.660608	20,145	0.61%	-13.39%	05/01/02

Gartmore GVIT – Government Bond Fund: Class I
2005	0.40%	800,072	14.754249	11,804,462	3.71%	2.85%
2004	0.40%	2,350,974	14.345081	33,724,912	5.38%	2.85%
2003	0.40%	5,633,215	13.947593	78,569,790	3.25%	1.59%
2002	0.40%	9,515,935	13.728864	130,642,977	4.66%	10.54%
2001	0.40%	6,811,337	12.419760	84,595,171	5.61%	6.82%

Gartmore GVIT – Growth Fund – Class I
2005	0.40%	3,778	6.529541	24,669	0.08%	6.08%
2004	0.40%	16,686	6.155504	102,711	0.34%	7.72%
2003	0.40%	76,097	5.714099	434,826	0.02%	32.21%
2002	0.40%	174,753	4.322008	755,284	0.00%	-29.01%
2001	0.40%	192,191	6.087822	1,170,025	0.00%	-28.42%

Gartmore GVIT – International Growth Fund: Class I
2005	0.40%	4	9.891115	40	1.10%	29.69%
2004	0.40%	25,428	7.626680	193,931	0.85%	13.74%
2003	0.40%	52,743	6.705480	353,667	0.00%	35.08%
2002	0.40%	40,096	4.964024	199,038	0.00%	-24.41%
2001	0.40%	10,028	6.566849	65,852	0.26%	-28.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.40%	39,454	$10.885904	$429,492	1.98%	2.13%
2004	0.40%	241,606	10.658428	2,575,140	1.94%	8.06%
2003	0.40%	533,567	9.863609	5,262,896	1.76%	17.94%
2002	0.40%	943,228	8.363123	7,888,332	2.28%	-12.66%
2001	0.40%	351,646	9.575644	3,367,237	2.54%	-4.06%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	0.40%	468	12.454266	5,829	0.00%	9.30%
2004	0.40%	114,718	11.394076	1,307,106	0.00%	14.88%
2003	0.40%	335,334	9.918443	3,325,991	0.00%	39.58%
2002	0.40%	1,062,592	7.106122	7,550,908	0.00%	-37.27%
2001	0.40%	916,433	11.327538	10,380,930	0.00%	-30.59%

Gartmore GVIT – Money Market Fund – Class I
2005	0.40%	1,872	12.182168	22,805	2.61%	2.26%
2004	0.40%	165,086	11.913109	1,966,688	0.80%	0.41%
2003	0.40%	541,898	11.864684	6,429,449	0.63%	0.22%
2002	0.40%	4,829,326	11.838269	57,170,860	1.51%	0.81%
2001	0.40%	16,843,508	11.743544	197,802,477	3.18%	3.19%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.40%	28,310	11.314587	320,316	1.00%	7.01%
2004	0.40%	119,314	10.573030	1,261,511	1.30%	9.31%
2003	0.40%	331,958	9.672247	3,210,780	0.59%	27.00%
2002	0.40%	368,763	7.615719	2,808,395	0.95%	-17.68%
2001	0.40%	358,546	9.251754	3,317,179	0.88%	-12.17%

Gartmore GVIT – Nationwide® Leaders Fund: Class I
2005	0.40%	212	13.685866	2,901	1.29%	9.87%
2004	0.40%	996	12.456136	12,406	0.48%	18.32%
2003	0.40%	2,091	10.527571	22,013	0.15%	24.88%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	0.40%	19,292	9.311693	179,641	0.04%	38.25%
2002	0.40%	30,787	6.735208	207,357	0.03%	-25.66%
2001	0.40%	37,680	9.059635	341,367	0.53%	-3.64%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	0.40%	123,110	16.384018	2,017,036	0.00%	7.66%
2004	0.40%	302,750	15.218321	4,607,347	0.00%	12.96%
2003	0.40%	315,046	13.471955	4,244,286	0.00%	33.73%
2002	0.40%	312,346	10.074004	3,146,575	0.00%	-33.55%
2001	0.40%	162,269	15.161271	2,460,204	0.00%	-11.20%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	0.40%	395,632	21.016857	8,314,941	0.07%	2.66%
2004	0.40%	1,039,852	20.471824	21,287,667	0.00%	16.83%
2003	0.40%	1,315,269	17.522719	23,047,089	0.00%	56.23%
2002	0.40%	1,401,972	11.216089	15,724,643	0.01%	-27.45%
2001	0.40%	594,303	15.460620	9,188,293	0.04%	27.76%

Gartmore GVIT – Small Company Fund: Class I
2005	0.40%	832,540	20.082219	16,719,251	0.00%	11.87%
2004	0.40%	1,815,822	17.951460	32,596,656	0.00%	18.55%
2003	0.40%	2,515,752	15.142892	38,095,761	0.00%	40.45%
2002	0.40%	2,331,936	10.781666	25,142,155	0.00%	-17.66%
2001	0.40%	1,522,194	13.093906	19,931,465	0.13%	-7.08%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2003	0.40%	48,390	3.293722	159,383	0.00%	50.36%
2002	0.40%	6,098	2.190553	13,358	0.00%	-43.09%
2001	0.40%	2,944	3.848878	11,331	0.00%	-39.27%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	0.40%	816	15.521877	12,666	0.00%	11.52%
2004	0.40%	3,866	13.918876	53,810	0.00%	11.96%
2003	0.40%	28,684	12.431976	356,599	0.00%	51.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	0.40%	89,110	$14.210938	$1,266,337	3.99%	1.77%
2004	0.40%	307,698	13.963330	4,296,489	4.55%	6.11%
2003	0.40%	469,752	13.159481	6,181,693	5.42%	11.67%
2002	0.40%	775,887	11.784392	9,143,357	4.49%	6.78%
2001	0.40%	1,739,536	11.036224	19,197,909	6.01%	3.77%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	0.40%	262	11.536276	3,023	1.61%	3.83%
2004	0.40%	28,772	11.110531	319,672	1.39%	17.03%
2003	0.40%	50,453	9.493770	478,989	1.34%	30.91%
2002	0.40%	254,670	7.252185	1,846,914	1.34%	-25.44%
2001	0.40%	115,152	9.726929	1,120,075	1.63%	-12.51%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	0.40%	78	12.370181	965	1.11%	18.86%
2004	0.40%	1,704	10.407118	17,734	0.00%	15.20%
2003	0.40%	30,673	9.033664	277,090	0.00%	35.52%
2002	0.40%	82,915	6.666122	552,722	2.00%	-25.69%
2001	0.40%	1,549,764	8.970354	13,901,932	1.84%	-19.14%

Gartmore GVIT V – Money Market Fund: Class V
2005	0.40%	5,136,552	10.330316	53,062,205	2.74%	2.34%
2004	0.40%	7,815,054	10.093995	78,885,116	0.91%	0.49%
2003	0.40%	11,999,723	10.045042	120,537,722	0.70%	0.30%
2002	0.40%	15,116,078	10.014669	151,382,518	0.28%	0.15%	10/21/02

Gartmore GVIT ID II – Aggressive Fund – Class II
2005	0.40%	104,554	13.310555	1,391,672	2.02%	7.50%
2004	0.40%	63,674	12.381734	788,395	1.85%	13.57%
2003	0.40%	19,629	10.902206	213,999	1.57%	31.34%
2002	0.40%	4,346	8.300685	36,075	0.86%	-16.99%	01/25/02

Gartmore GVIT ID II – Conservative Fund – Class II
2005	0.40%	49,050	11.542054	566,138	2.49%	2.90%
2004	0.40%	95,536	11.217265	1,071,653	2.49%	4.23%
2003	0.40%	12,703	10.761565	136,704	2.59%	7.48%
2002	0.40%	6,694	10.013037	67,027	2.18%	0.13%	01/25/02

Gartmore GVIT ID II – Moderate Fund – Class II
2005	0.40%	390,100	12.464210	4,862,288	2.39%	4.92%
2004	0.40%	264,480	11.879208	3,141,813	2.21%	9.10%
2003	0.40%	37,624	10.888513	409,669	2.05%	19.57%
2002	0.40%	9,222	9.106228	83,978	1.66%	-8.94%	01/25/02

Gartmore GVIT ID II – Moderately Aggressive Fund – Class II
2005	0.40%	181,156	12.999118	2,354,868	2.19%	6.65%
2004	0.40%	142,944	12.189084	1,742,356	2.01%	11.65%
2003	0.40%	56,878	10.917690	620,976	1.61%	26.14%
2002	0.40%	14,555	8.655338	125,978	1.05%	-13.45%	01/25/02

Gartmore GVIT ID II – Moderately Conservative Fund – Class II
2005	0.40%	521,412	12.083751	6,300,613	2.78%	4.07%
2004	0.40%	210,474	11.611205	2,443,857	2.38%	6.73%
2003	0.40%	13,568	10.878938	147,605	2.33%	13.24%
2002	0.40%	4,849	9.606563	46,582	1.99%	-3.93%	01/25/02

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.40%	1,114,814	17.796530	19,839,821	0.60%	12.38%
2004	0.40%	1,046,542	15.836525	16,573,589	0.74%	25.38%
2003	0.40%	599,528	12.630569	7,572,380	1.72%	27.88%
2002	0.40%	7,368	9.877029	72,774	0.27%	-1.23%	09/03/02

Janus AS – Balanced Portfolio – Service Shares
2005	0.40%	208,740	13.145265	2,743,943	2.04%	7.23%
2004	0.40%	285,628	12.258707	3,501,430	2.45%	7.86%
2003	0.40%	360,530	11.365300	4,097,532	2.34%	13.27%
2002	0.40%	977	10.033996	9,803	2.14%	0.34%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Forty Portfolio – Service Shares
2005	0.40%	217,772	$8.438947	$1,837,766	0.01%	12.11%
2004	0.40%	878,196	7.527514	6,610,633	0.02%	17.50%
2003	0.40%	1,755,706	6.406568	11,248,050	0.25%	19.75%
2002	0.40%	1,902,427	5.349794	10,177,593	0.32%	-16.26%
2001	0.40%	1,517,392	6.388873	9,694,425	1.01%	-22.14%

Janus AS – Global Technology Portfolio – Service Shares
2005	0.40%	8,530	3.910937	33,360	0.00%	11.11%
2004	0.40%	183,526	3.520024	646,016	0.00%	0.16%
2003	0.40%	524,317	3.514240	1,842,576	0.00%	45.89%
2002	0.40%	783,206	2.408830	1,886,610	0.00%	-41.17%
2001	0.40%	677,164	4.094407	2,772,585	0.63%	-37.57%

Janus AS – International Growth Portfolio – Service Shares
2005	0.40%	156,464	9.676381	1,514,005	1.05%	31.41%
2004	0.40%	1,087,636	7.363272	8,008,560	0.85%	18.21%
2003	0.40%	2,277,464	6.228826	14,185,927	1.02%	34.00%
2002	0.40%	3,375,569	4.648509	15,691,363	0.70%	-26.05%
2001	0.40%	2,212,967	6.286392	13,911,578	0.81%	-23.74%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.40%	90,134	15.828526	1,426,688	0.00%	10.65%
2004	0.40%	99,214	14.304998	1,419,256	0.00%	12.17%
2003	0.40%	208,667	12.752960	2,661,122	0.00%	26.64%
2002	0.40%	19,940	10.070202	200,800	0.00%	0.70%	09/18/02

JPMorgan IT – Mid Cap Value Portfolio
2005	0.40%	14,156	16.484146	233,350	0.60%	9.32%
2004	0.40%	35,252	15.079159	531,571	0.58%	14.94%
2003	0.40%	30,988	13.119525	406,548	0.57%	32.22%
2002	0.40%	39,000	9.922131	386,963	0.00%	-0.78%	09/18/02

Lord Abbett Series Mid Cap Value Fund – VC
2005	0.40%	1,690	11.259238	19,028	0.52%	12.59%	05/02/05

Merrill Lynch – FAM VSF II – Mercury International Index Portfolio – Class II
2005	0.40%	220	11.621096	2,557	1.76%	16.21%	05/02/05

Mercury II – Large Cap Core VIF – Class II
2005	0.40%	73,626	11.566434	851,590	0.74%	15.66%	05/02/05

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.40%	80,808	12.647762	1,022,040	0.15%	7.96%
2004	0.40%	290,396	11.715274	3,402,069	0.12%	15.35%
2003	0.40%	406,038	10.156098	4,123,762	0.89%	31.24%
2002	0.40%	1,042,854	7.738827	8,070,467	0.75%	-26.74%
2001	0.40%	270,845	10.563782	2,861,148	0.29%	-1.90%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	0.40%	127,004	14.112212	1,792,307	0.00%	13.29%
2004	0.40%	322,438	12.456893	4,016,576	0.00%	15.84%
2003	0.40%	895,379	10.753194	9,628,184	0.00%	27.56%
2002	0.40%	1,801,971	8.429938	15,190,504	0.00%	-29.62%
2001	0.40%	1,272,440	11.978031	15,241,326	0.00%	-24.95%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	0.40%	211,116	13.728969	2,898,405	0.98%	17.58%
2004	0.40%	244,546	11.676716	2,855,494	0.01%	18.50%
2003	0.40%	271,980	9.853739	2,680,020	0.00%	34.55%
2002	0.40%	341,601	7.323519	2,501,721	0.54%	-24.45%
2001	0.40%	322,706	9.693032	3,128,000	0.33%	-3.22%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2005	0.40%	20,788	14.307871	297,432	0.00%	2.49%
2004	0.40%	44,406	13.960609	619,935	0.00%	11.43%
2003	0.40%	35,320	12.528578	442,509	0.00%	24.56%
2002	0.40%	3,552	10.057930	35,726	0.00%	0.58%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class
2005	0.40%	5,300	$12.872483	$68,224	0.00%	11.88%
2004	0.40%	916,804	11.505640	10,548,417	0.00%	19.30%
2003	0.40%	1,747,033	9.644393	16,849,073	0.00%	25.09%
2002	0.40%	2,442,509	7.709999	18,831,742	0.63%	-28.08%
2001	0.40%	2,155,828	10.720152	23,110,804	0.86%	-31.54%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.40%	1,425,776	13.784845	19,654,101	0.91%	4.68%
2004	0.40%	4,419,620	13.168552	58,199,996	0.31%	6.51%
2003	0.40%	4,490,131	12.363752	55,514,866	0.38%	30.42%
2002	0.40%	3,582,220	9.479881	33,959,019	0.57%	-27.15%
2001	0.40%	2,694,063	13.013036	35,057,939	0.59%	-12.93%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.40%	810,028	12.520042	10,141,585	1.00%	13.85%
2004	0.40%	1,770,284	10.996730	19,467,335	1.15%	18.69%
2003	0.40%	1,588,406	9.265284	14,717,033	0.73%	42.45%
2002	0.40%	1,442,545	6.504237	9,382,655	0.55%	-22.45%
2001	0.40%	813,325	8.386697	6,821,110	0.39%	-12.39%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	0.40%	5,684	10.349023	58,824	1.37%	5.55%
2004	0.40%	606,518	9.804476	5,946,591	0.83%	9.02%
2003	0.40%	805,623	8.993106	7,245,053	0.90%	26.21%
2002	0.40%	704,851	7.125335	5,022,300	0.75%	-19.12%
2001	0.40%	544,668	8.809927	4,798,485	0.50%	-10.52%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2005	0.40%	58,972	11.847635	698,679	4.94%	5.81%
2004	0.40%	13,676	11.197507	153,137	6.86%	11.98%	05/03/04

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.40%	1,106,776	10.591594	11,722,522	2.71%	0.60%
2004	0.40%	1,548,394	10.528355	16,302,042	1.29%	1.43%
2003	0.40%	427,929	10.379703	4,441,776	1.22%	1.94%
2002	0.40%	45,027	10.182621	458,493	0.26%	1.83%	09/03/02

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.40%	640,224	12.383232	7,928,042	2.85%	1.67%
2004	0.40%	907,634	12.180321	11,055,273	1.03%	8.45%
2003	0.40%	604,652	11.230805	6,790,729	2.35%	8.42%
2002	0.40%	48,671	10.358691	504,168	0.39%	3.59%	08/30/02

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.40%	2,531,932	11.513866	29,152,326	3.47%	2.02%
2004	0.40%	3,142,992	11.286156	35,472,298	1.92%	4.46%
2003	0.40%	2,117,582	10.804064	22,878,491	2.71%	4.62%
2002	0.40%	185,190	10.326715	1,912,404	0.98%	3.27%	08/30/02

Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares
2005	0.40%	252,932	14.969736	3,786,325	5.49%	1.54%
2004	0.40%	473,190	14.742883	6,976,185	5.59%	7.63%
2003	0.40%	105,483	13.697677	1,444,872	5.84%	32.26%
2002	0.40%	211	10.356990	2,185	1.76%	3.57%	09/03/02

Royce Capital Fund – Royce Micro-Cap Portfolio
2005	0.40%	830,676	18.923254	15,719,093	0.60%	11.17%
2004	0.40%	1,033,530	17.022607	17,593,375	0.00%	13.39%
2003	0.40%	548,859	15.012271	8,239,620	0.00%	48.57%
2002	0.40%	43,606	10.104573	440,620	0.00%	1.05%	09/03/02

T. Rowe Price – New America Growth Portfolio
2005	0.40%	584,706	11.232593	6,567,765	0.00%	4.06%
2004	0.40%	19,964	10.794628	215,504	0.00%	7.95%	05/03/04

T. Rowe Price II – Equity Income Portfolio – II
2005	0.40%	1,649,340	14.871262	24,527,767	1.39%	3.28%
2004	0.40%	1,661,986	14.398668	23,930,385	1.46%	14.16%
2003	0.40%	1,166,336	12.612824	14,710,791	1.80%	24.67%
2002	0.40%	16,487	10.116880	166,797	0.77%	1.17%	09/03/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT– 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
T. Rowe Price II – Mid Cap Growth Fund – II
2005	0.40%	453,782	$18.882872	$8,568,707	0.00%	13.98%
2004	0.40%	754,450	16.566668	12,498,723	0.00%	17.58%
2003	0.40%	513,748	14.089414	7,238,408	0.00%	37.54%
2002	0.40%	11,398	10.243767	116,758	0.00%	2.44%	09/03/02

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.40%	596	17.488050	10,423	0.71%	31.47%
2004	0.40%	53,740	13.301843	714,841	0.53%	25.39%
2003	0.40%	69,877	10.608507	741,291	0.11%	53.57%
2002	0.40%	170,526	6.907806	1,177,961	0.21%	-3.29%
2001	0.40%	93,450	7.142729	667,488	0.00%	-2.20%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.40%	52	21.290146	1,107	0.31%	51.07%
2004	0.40%	153,946	14.093195	2,169,591	0.31%	23.73%
2003	0.40%	111,979	11.413041	1,278,021	0.41%	44.50%
2002	0.40%	38,434	7.898317	303,564	0.75%	-3.22%
2001	0.40%	13,391	8.161281	109,288	1.04%	-10.80%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.40%	83,166	18.008789	1,497,719	7.14%	11.80%
2004	0.40%	122,976	16.107486	1,980,834	7.52%	9.62%
2003	0.40%	200,179	14.693571	2,941,344	0.00%	27.35%
2002	0.40%	159,659	11.537562	1,842,076	8.74%	8.79%
2001	0.40%	80,313	10.605749	851,780	10.76%	9.66%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.40%	49,068	8.377513	411,068	0.00%	17.10%
2004	0.40%	30,098	7.154160	215,326	0.00%	21.11%
2003	0.40%	142,586	5.907110	842,271	0.00%	41.20%
2002	0.40%	265,456	4.183540	1,110,546	0.00%	-31.43%
2001	0.40%	127,633	6.101338	778,732	0.00%	-29.60%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.40%	377,610	25.703042	9,705,726	1.19%	16.59%
2004	0.40%	716,826	22.046498	15,803,503	1.61%	35.85%
2003	0.40%	698,195	16.228488	11,330,649	0.00%	36.96%
2002	0.40%	636,267	11.848822	7,539,014	4.01%	-1.18%
2001	0.40%	318,295	11.990690	3,816,577	5.40%	9.40%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	0.40%	110,270	11.889981	1,311,108	0.00%	7.45%
2004	0.40%	898,190	11.065086	9,938,550	0.00%	17.75%
2003	0.40%	1,423,338	9.397220	13,375,420	0.08%	36.46%
2002	0.40%	1,740,569	6.886442	11,986,327	0.50%	-27.11%
2001	0.40%	1,042,724	9.447854	9,851,504	0.65%	-4.09%

Contract Owners’ Equity Total By Year

2005				$3,947,899,004

2004				$3,677,896,359

2003				$3,032,894,218

2002				$2,276,440,710

2001				$2,087,035,414

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT–4 (NOTES TO FINANCIAL STATEMENTS, Continued)

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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